First Investors
New York Insured
Tax Free Fund, Inc.

First Investors
Multi-State Insured
Tax Free Fund

Connecticut Fund
Florida Fund
Georgia Fund
Maryland Fund
Massachusetts Fund
New Jersey Fund
North Carolina Fund
Pennsylvania Fund
Virginia Fund

ANNUAL
REPORT

DECEMBER 31, 1996

Vertically reading from bottom to top in the center of the page the words "FIRST INVESTORS" appear.

The following appears in a box to the left of the above language:

First Investors Logo (as described above)

NEED SERVICE?

If you have questions about your account...or would like information regarding other products or services...please contact your representative or call our Shareholder Services Department at...

(800) 423-4026

The following appears in a box within the above box:

Our business is...putting investors first

The following appears on the bottom lefthand side:


FIMS-148


Portfolio Manager's Letter
First Investors New York Insured Tax Free Fund, Inc.
First Investors Multi-State Insured Tax Free Fund
  Connecticut, Florida, Georgia, Maryland, Massachusetts,
  New Jersey, North Carolina, Pennsylvania and Virginia Funds

Dear Investor:

The current economic expansion extended to its fifth year in 1996. The economy grew by 3.4% during the year with the core rate of consumer price inflation increasing 2.6%, its slowest pace since the mid-1960's. The combination of moderate growth and low inflation provided a positive background for the financial markets. The broad stock market averages made new highs in 1996 while long-term interest rates moved somewhat higher during the year. Besides the economy, the markets benefited from strong demand for U.S. securities. Individual investors bought a record amount of stock mutual funds, while foreign investors bought a record amount of U.S. Treasury bonds.

Long-term municipal bond prices fell slightly during 1996. The municipal bond market's performance compares very favorably to the Treasury bond market where long-term bond prices fell substantially. The municipal bond market's relatively strong performance during 1996 was attributable to the comparatively cheap levels at which the market began the year, due to concerns over potential tax reform. As those concerns disappeared, demand for tax-exempt bonds increased and municipal bonds appreciated versus Treasury bonds. In fact, broad based demand throughout the year from individuals and insurance companies was sufficient to absorb $183 billion of the new issue supply.

During 1996, the First Investors New York Insured Tax Free Fund and the nine Multi-State Funds included in this report had the following returns on a net asset value basis on Class A and Class B shares, respectively:
New York 3.0% and 2.2%, Connecticut 3.4% and 2.6%, Florida 3.3% and 2.6%, Georgia 3.9% and 3.1%, Maryland 3.3% and 2.5%, Massachusetts 3.0% and 2.2%, New Jersey 3.1% and 2.2%, North Carolina 3.7% and 2.9%, Pennsylvania 3.4% and 2.6%, and Virginia 3.5% and 2.7%.

The total returns on the Class A shares of the New York, Florida, Georgia, Maryland, North Carolina, and Virginia Funds exceeded the average return of their respective mutual fund peer group according to Lipper Analytical Services, Inc. The returns of the Connecticut, New Jersey, and Pennsylvania Funds were within 10 to 16 basis points (.10% to .16%) of their Lipper peer group average, while the Massachusetts Fund's return was 40 basis points (.40%) below the average Lipper return for Massachusetts municipal bond funds. The generally good relative performance of the Funds was the result of two factors. First, the Funds have accumulated substantial positions in relatively high yielding bonds during periods of market weakness. These bonds provide a high level of current income and help enhance total return. Second, the Funds have focused during the past several years on improving call protection, in particular buying high coupon noncallable bonds when available. In the New York Fund, for example, approximately two-thirds of the Fund's assets are noncallable.

Investors who buy bond funds -- whether for income or total return -- should be aware that the value of their investment fluctuates as interest rates change. For example, a 1% increase in yield on a ten year bond results in roughly a 7% decrease in that bond's price. In each of the last five years, ten year Treasury bond yields have moved more than 1%. In addition, while the Funds' municipal bonds are insured as to timely payment of principal and interest, this insurance does not protect the bonds against changes in market value. Investors should be aware of these risks and recognize that successful investing generally requires a long-term commitment to the market.

Looking forward, the factors that benefited the markets in 1996 appear likely to continue in 1997: moderate growth, low inflation, and strong demand for financial assets. A significant risk to the market is that inflation may increase due to the length of the economic expansion. This could lead the Federal Reserve to raise interest rates, hurting both the bond and stock markets. On the other hand, the markets may be positively surprised by legislation from the President and Congress to eliminate the federal budget deficit. We will continue to be alert to events that may affect the value of your investments.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/Clark D. Wagner
Clark D. Wagner

Chief Investment Officer
   and Portfolio Manager

January 31, 1997



Cumulative Performance Information
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.

Comparison of change in value of $10,000 investment in the First
Investors New York Insured Tax Free Fund, Inc. (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.


             NEW YORK            LEHMAN
JAN 1987       9,375             10,000
DEC 1987       9,258             10,150
DEC 1988      10,201             11,180
DEC 1989      11,155             12,386
DEC 1990      11,820             13,289
DEC 1991      13,108             14,903
DEC 1992      14,247             16,217
DEC 1993      15,647             18,207
DEC 1994      14,860             17,266
DEC 1995      17,156             20,303
DEC 1996      17,662             21,166

(INSET BOX READS:)
As of December 31, 1996

                                          Average Annual Total Return*
Class A shares          N.A.V. Only                S.E.C. Standardized
   One Year                2.95%                         (3.51)%
   Five Years              6.16%                          4.79%
   Ten Years               6.54%                          5.85%
   S.E.C. 30-Day Yield                    3.65%
Class B Shares
   One Year                2.18%                         (1.89)%
   Since Inception
      (1/12/95)            7.89%                          5.69%
   S.E.C. 30-Day Yield                    3.21%

Footnote reads:
The graph compares a $10,000 investment in the First Investors New York Insured Tax Free Fund, Inc. (Class A shares) beginning 1/1/87 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Connecticut Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

               CONNECTICUT        LEHMAN
OCT 1990          9,375           10,000
DEC 1990          9,395           10,431
DEC 1991         10,345           11,698
DEC 1992         11,306           12,730
DEC 1993         12,900           14,292
DEC 1994         12,030           13,553
DEC 1995         14,097           15,918
DEC 1996         14,573           16,595

(INSET BOX READS:)
As of December 31, 1996

                                          Average Annual Total Return*
Class A shares          N.A.V. Only                S.E.C. Standardized
   One Year                3.37%                         (3.08)%
   Five Years              7.13%                          5.75%
   Since Inception
      (10/8/90)            7.32%                          6.23%
   S.E.C. 30-Day Yield                    4.35%
Class B Shares
   One Year                2.57%                         (1.55)%
   Since Inception
      (1/12/95)            8.88%                          6.63%
   S.E.C. 30-Day Yield                    3.85%

Footnote reads:
The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Connecticut Fund (Class A shares) beginning 10/8/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (3.52)%, 5.24% and 5.55%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.95%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (1.96)% and 6.10%, respectively, and the S.E.C. 30-Day Yield for and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Florida Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                 FLORIDA          LEHMAN
OCT 1990          9,375           10,000
DEC 1990          9,345           10,431
DEC 1991         10,442           11,698
DEC 1992         11,526           12,730
DEC 1993         13,161           14,292
DEC 1994         12,451           13,553
DEC 1995         14,788           15,918
DEC 1996         15,282           16,595

(INSET BOX READS:)
As of December 31, 1996

                                          Average Annual Total Return*
Class A shares          N.A.V. Only                S.E.C. Standardized
   One Year                3.34%                         (3.14)%
   Five Years              7.92%                          6.53%
   Since Inception
      (10/5/90)            8.13%                          7.03%
   S.E.C. 30-Day Yield                    4.32%
Class B Shares
   One Year                2.56%                         (1.51)%
   Since Inception
      (1/12/95)            9.72%                          7.49%
   S.E.C. 30-Day Yield                    3.82%

Footnote reads:
The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Florida Fund (Class A shares) beginning 10/5/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (3.57)%, 5.88% and 6.31%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.99%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (1.88)% and 6.95%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.48%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Georgia Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                 GEORGIA          LEHMAN
MAY 1992          9,375           10,000
DEC 1992          9,803           10,753
DEC 1993         11,289           12,073
DEC 1994         10,760           11,449
DEC 1995         12,740           13,447
DEC 1996         13,242           14,018

(INSET BOX READS:)
As of December 31, 1996

                                          Average Annual Total Return*
Class A shares          N.A.V. Only                S.E.C. Standardized
   One Year                3.94%                         (2.57)%
   Since Inception
      (5/1/92)             7.66%                          6.20%
   S.E.C. 30-Day Yield                    4.72%
Class B Shares
   One Year                3.13%                         (1.00)%
   Since Inception
      (1/12/95)            9.69%                          7.42%
   S.E.C. 30-Day Yield                    4.25%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Georgia Fund (Class A shares) beginning 5/1/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (3.69)% and 4.64%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.73%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (2.15)% and 5.97%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.19%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Maryland Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                MARYLAND        LEHMAN
OCT 1990          9,375           10,000
DEC 1990          9,555           10,431
DEC 1991         10,374           11,698
DEC 1992         11,346           12,730
DEC 1993         13,005           14,292
DEC 1994         12,277           13,553
DEC 1995         14,426           15,918
DEC 1996         14,905           16,595

(INSET BOX READS:)
As of December 31, 1996

                                          Average Annual Total Return*
Class A shares          N.A.V. Only                S.E.C. Standardized
   One Year                3.33%                         (3.10)%
   Five Years              7.57%                          6.19%
   Since Inception
      (10/8/90)            7.71%                          6.61%
   S.E.C. 30-Day Yield                    4.63%
Class B Shares
   One Year                2.45%                         (1.67)%
   Since Inception
      (1/12/95)            9.07%                          6.85%
   S.E.C. 30-Day Yield                    4.16%

Footnote reads:
The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Maryland Fund (Class A shares) beginning 10/8/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (3.87)%, 5.25% and 5.52%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.94%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (2.43)% and 5.35%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.41%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Massachusetts Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

             MASSACHUSETTS        LEHMAN
JAN 1987          9,375           10,000
DEC 1987          8,868           10,150
DEC 1988         10,057           11,180
DEC 1989         11,096           12,386
DEC 1990         11,885           13,289
DEC 1991         13,232           14,903
DEC 1992         14,529           16,217
DEC 1993         16,262           18,207
DEC 1994         15,404           17,266
DEC 1995         18,033           20,279
DEC 1996         18,572           21,141

(INSET BOX READS:)
As of December 31, 1996

                                          Average Annual Total Return*
Class A shares          N.A.V. Only                S.E.C. Standardized
   One Year                2.99%                         (3.41)%
   Five Years              7.03%                          5.67%
   Ten Years               7.07%                          6.39%
   S.E.C. 30-Day Yield                    4.27%
Class B Shares
   One Year                2.16%                         (1.96)%
   Since Inception
      (1/12/95)            8.65%                          6.43%
   S.E.C. 30-Day Yield                    3.76%

Footnote reads:
The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Massachusetts Fund (Class A shares) beginning 1/1/87 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (3.77)%, 5.30% and 5.79%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.99%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (2.27)% and 6.10%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.46%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- New Jersey Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

               NEW JERSEY         LEHMAN
SEP 1988          9,375           10,000
DEC 1988          9,545           10,370
DEC 1989         10,540           11,488
DEC 1990         11,327           12,326
DEC 1991         12,608           13,823
DEC 1992         13,831           15,041
DEC 1993         15,641           16,888
DEC 1994         14,704           16,015
DEC 1995         17,131           18,810
DEC 1996         17,660           19,609

(INSET BOX READS:)
As of December 31, 1996

                                          Average Annual Total Return*
Class A shares          N.A.V. Only                S.E.C. Standardized
   One Year                3.09%                         (3.33)%
   Five Years              6.97%                          5.60%
   Since Inception
      (9/13/88)            7.93%                          7.09%
   S.E.C. 30-Day Yield                    4.24%
Class B Shares
   One Year                2.22%                         (1.86)%
   Since Inception
      (1/12/95)            8.29%                          6.05%
   S.E.C. 30-Day Yield                    3.74%

Footnote reads:
The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- New Jersey Fund (Class A shares) beginning 9/13/88 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (3.58)%, 5.33% and 6.63%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 4.09%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (2.04)% and 5.83%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.59%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- North Carolina Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

            NORTH CAROLINA        LEHMAN
MAY 1992          9,375           10,000
DEC 1992          9,769           10,753
DEC 1993         11,135           12,073
DEC 1994         10,417           11,449
DEC 1995         12,367           13,447
DEC 1996         12,821           14,018

(INSET BOX READS:)
As of December 31, 1996

                                          Average Annual Total Return*
Class A shares          N.A.V. Only                S.E.C. Standardized
   One Year                3.68%                         (2.81)%
   Since Inception
      (5/4/92)             6.92%                          5.46%
   S.E.C. 30-Day Yield                    4.69%
Class B Shares
   One Year                2.85%                         (1.25)%
   Since Inception
      (1/12/95)            9.69%                          7.43%
   S.E.C. 30-Day Yield                    4.21%

Footnote reads:
The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- North Carolina Fund (Class A shares) beginning 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (3.84)% and 4.22%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.77%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (2.32)% and 6.27%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.24%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Pennsylvania Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

              PENNSYLVANIA        LEHMAN
APR 1990          9,375           10,000
DEC 1990          9,830           10,759
DEC 1991         10,861           12,066
DEC 1992         11,885           13,129
DEC 1993         13,583           14,741
DEC 1994         12,726           13,979
DEC 1995         15,054           16,418
DEC 1996         15,564           17,116

(INSET BOX READS:)
As of December 31, 1996

                                          Average Annual Total Return*
Class A shares          N.A.V. Only                S.E.C. Standardized
   One Year                3.39%                         (3.10)%
   Five Years              7.51%                          6.14%
   Since Inception
      (4/30/90)            7.88%                          6.85%
   S.E.C. 30-Day Yield                    4.30%
Class B Shares
   One Year                2.61%                         (1.51)%
   Since Inception
      (1/12/95)            9.48%                          7.24%
   S.E.C. 30-Day Yield                    3.80%

Footnote reads:
The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Pennsylvania Fund (Class A shares) beginning 4/30/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (3.44)%, 5.71% and 6.32%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 4.06%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (1.79)% and 6.87%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.55%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Virginia Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                 VIRGINIA          LEHMAN
APR 1990          9,375           10,000
DEC 1990          9,729           10,759
DEC 1991         10,830           12,066
DEC 1992         11,923           13,129
DEC 1993         13,466           14,741
DEC 1994         12,663           13,979
DEC 1995         14,870           16,418
DEC 1996         15,385           17,116

(INSET BOX READS:)
As of December 31, 1996

                                          Average Annual Total Return*
Class A shares          N.A.V. Only                S.E.C. Standardized
   One Year                3.47%                         (3.02)%
   Five Years              7.26%                          5.88%
   Since Inception
      (4/30/90)            7.70%                          6.66%
   S.E.C. 30-Day Yield                    4.29%
Class B Shares
   One Year                2.66%                         (1.43)%
   Since Inception
      (1/12/95)            9.05%                          6.81%
   S.E.C. 30-Day Yield                    3.79%

Footnote reads:
The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Virginia Fund (Class A shares) beginning 4/30/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (3.42)%, 5.45% and 6.10%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.93%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (1.76)% and 6.37%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.41%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Portfolio of Investments
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
December 31, 1996


-----------------------------------------------------------------------------------
                                                                             Amount
                                                                           Invested
                                                                           For Each
Principal                                                                $10,000 of
Amount       Security                                           Value    Net Assets
-----------------------------------------------------------------------------------
             MUNICIPAL BONDS--100.1%
             Education--14.8%
             New York State Dormitory Authority Revenues:
   $1,140M   Barnard College 5 1/4% 7/1/2016             $  1,098,675       $    54
             City University:
    1,500M   8.2% 7/1/1998*                                 1,608,750            78
    1,955M   5 3/4% 7/1/2013 - 2nd Gen. - A                 2,035,644            99
    2,000M   5 3/4% 7/1/2013 - 2nd - A                      2,085,000           102
    2,000M   5 3/4% 7/1/2013 - A                            2,082,500           101
    3,000M   6% 7/1/2020 - 2nd Gen. - A                     3,210,000           156
             Cooper Union:
      700M   5 3/8% 7/1/2016                                  682,500            33
      860M   5 3/8% 7/1/2020                                  830,975            40
    1,000M   Iona College 7 5/8% 7/1/1998*                  1,072,500            52
    2,800M   Manhattanville College 7 1/2% 7/1/2000*        3,136,000           153
    1,250M   Skidmore College 7 3/4% 7/1/1997*              1,300,875            63
             State University Educational Facilities:
    1,880M   7 1/4% 5/15/2000*                              2,084,450           101
    1,000M   5 7/8% 5/15/2011                               1,053,750            51
    2,000M   5 1/2% 5/15/2013                               2,027,500            99
    3,700M   7 3/8% 5/15/2014                               4,074,625           198
    2,000M   5 1/4% 5/15/2015                               1,960,000            95
-----------------------------------------------------------------------------------
                                                           30,343,744         1,475
-----------------------------------------------------------------------------------
             General Obligation--20.9%
             Monroe County, N.Y.:
    1,000M   6% 3/1/2016                                    1,065,000            52
    1,535M   6% 3/1/2017                                    1,634,775            79
    1,000M   6% 3/1/2018                                    1,066,250            52
             Nassau County, N.Y.:
    4,355M   5.7% 8/1/2012                                  4,474,763           217
    3,845M   6 1/2% 11/1/2012                               4,258,337           207
    1,750M   5 1/8% 11/1/2014                               1,680,000            82
             New York City, N.Y.:
    4,250M   8% 8/1/1997*                                   4,442,525           216
    1,000M   8 1/8% 11/1/1997*                              1,051,120            51
    1,000M   8% 6/1/1998*                                   1,068,750            52
    3,000M   6.2% 8/1/2008                                  3,232,500           157
    3,500M   6.95% 8/15/2012                                3,928,750           191
    1,000M   7 1/4% 3/15/2018                               1,103,750            54
             Niagara Falls, N. Y. Public Improvement:
    1,340M   7 1/2% 3/1/2012                                1,639,825            80
    1,680M   7 1/2% 3/1/2015                                2,079,000           101
    1,600M   7 1/2% 3/1/2018                                2,014,000            98
    1,750M   North Hempstead, N.Y. 6.4% 4/1/2012            1,931,562            94
             Puerto Rico Commonwealth:
    1,400M   6 1/4% 7/1/2013                                1,550,500            75
    4,640M   5.65% 7/1/2015                                 4,819,800           234
-----------------------------------------------------------------------------------
                                                           43,041,207         2,092
-----------------------------------------------------------------------------------
             Hospital--12.5%
             New York State Medical Care Facilities Agency:
    3,690M   Beth Israel Hospital 7 1/2% 11/1/2010          4,132,800           201
    1,000M   Good Samaritan Hospital 8% 11/1/2013           1,043,130            51
    1,850M   Long Term Health Care 7 3/8% 11/1/2011         2,028,063            98
             Mental Health Services Facilities:
    1,595M   7.7% 2/15/1998*                                1,694,687            82
    2,120M   7 3/4% 2/15/2000*                              2,366,450           115
    1,955M   7 3/8% 2/15/2014                               2,121,175           103
    1,405M   7.7% 2/15/2018                                 1,475,250            71
    2,075M   7 3/4% 2/15/2020                               2,277,313           111
    4,915M   6 1/2% 8/15/2024                               5,320,488           259
    3,000M   St. Luke's Hospital 7.45% 2/15/2000*           3,326,250           162
-----------------------------------------------------------------------------------
                                                           25,785,606         1,253
-----------------------------------------------------------------------------------
             Housing--7.1%
             New York City Housing Development Corp.:
    2,250M   Insured Multi-Family (Sheridan Manor)
             7.45% 10/1/2008                                2,354,062           114
    6,500M   Insured Residential Charter 7 3/8% 4/1/2017    6,719,375           327
             New York State Housing Finance Agency:
    3,680M   6.05% 5/1/2011                                 3,808,800           185
    1,720M   7.45% 11/1/2028                                1,803,850            88
-----------------------------------------------------------------------------------
                                                           14,686,087           714
-----------------------------------------------------------------------------------
             Transportation--23.5%
             Metropolitan Transit Authority of New York:
    5,000M   Commuter Facilities Series 6 1/8% 7/1/2014     5,237,500           254
             Transit Facilities Series:
    1,400M   8 1/2% 7/1/1997*                               1,461,656            71
    5,000M   8% 7/1/1998*                                   5,381,250           261
    7,900M   New York City Transit Auth. Hwy.
             & Brdg. Trust Fund Rev. 7 1/2%
             1/1/2000*                                      8,739,375           425
    5,100M   New York Thruway Authority 5 1/8% 4/1/2015     4,870,500           237
             Puerto Rico Commonwealth Highway
             & Transportation Authority:
    3,430M   6 1/4% 7/1/2014                                3,798,725           185
    5,000M   6% 7/1/2018                                    5,406,250           263
             Triborough Bridge & Tunnel Authority:
    1,000M   Special Obligation 8% 1/1/1998*                1,055,720            51
    1,500M   Series "L" 8 1/8% 1/1/1998*                    1,583,115            77
    3,000M   Series "O" 7.7% 1/1/1999*                      3,243,750           158
    6,900M   Series "Y" 6% 1/1/2012                         7,443,375           362
-----------------------------------------------------------------------------------
                                                           48,221,216         2,344
-----------------------------------------------------------------------------------
             Utilities--9.0%
             New York City Municipal Water
             Finance Authority:
    4,975M   5 7/8% 6/15/2012                               5,236,188           255
    2,000M   5 7/8% 6/15/2013                               2,097,500           102
    2,750M   6% 6/15/2021                                   2,932,187           143
    2,000M   New York State Power Authority General
             Purpose Bonds 8% 1/1/1998*                     2,120,080           103
    4,000M   Suffolk County, N. Y. Water Authority
             6% 6/1/2017                                    4,305,000           209
    2,000M   Upper Mohawk Valley Regional Water Fin.
             Auth. 5 1/8% 10/1/2016                         1,897,500            92
-----------------------------------------------------------------------------------
                                                           18,588,455           904
-----------------------------------------------------------------------------------
             Other Revenue--12.3%
    1,000M   Monroe Cnty. N.Y. Indl. Dev. Agcy.
             (Rochester Inst. Tech.) 7 3/4%
             5/1/2000*                                      1,121,250            54
    1,100M   Municipal Assistance Corp. for
             City of Troy, N.Y. 5% 1/15/2022                1,007,875            49
    1,000M   New York State Dorm. Auth. Rev.
             (Suffolk County Jud. Facs.) 7 3/8%
             7/1/2016                                       1,162,500            57
    5,000M   New York State Environmental Facs. Corp.
             (Riverbank St. Pk.) 5 1/8%
             4/1/2022                                       4,706,250           229
             New York State Urban Development
             Corporation Correctional Facilities:
    2,000M   Series "C" 7 3/4% 1/1/1998*                    2,117,280           103
    3,000M   Series "F" 7 1/2% 1/1/1999*                    3,232,500           157
             Puerto Rico Public Buildings Authority:
    1,250M   6 1/4% 7/1/2013                                1,378,125            67
    1,910M   6 1/4% 7/1/2015                                2,108,162           102
    7,000M   5 1/2% 7/1/2021                                7,087,500           344
    1,315M   St. Lawrence County, N.Y. (Ind. Dev.
             Civic Fac.) 5 5/8% 7/1/2013                    1,331,438            65
-----------------------------------------------------------------------------------
                                                           25,252,880         1,227
-----------------------------------------------------------------------------------
Total Value of Municipal Bonds
(cost $193,062,306)                             100.1%    205,919,195        10,009
Excess of Liabilities Over
Other Assets                                     (.1)       (181,480)           (9)
-----------------------------------------------------------------------------------
Net Assets                                      100.0%   $205,737,715       $10,000
===================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
December 31, 1996

-----------------------------------------------------------------------------------
                                                                             Amount
                                                                           Invested
                                                                           For Each
Principal                                                                $10,000 of
Amount       Security                                           Value    Net Assets
-----------------------------------------------------------------------------------
             MUNICIPAL BONDS--98.7%
             Certificates of Participation--2.1%
             Connecticut State (Middletown
             Courthouse Facilities):
  $  130M    6 1/4% 12/15/2009                            $   138,775       $    83
     100M    6 1/4% 12/15/2010                                106,500            64
     100M    6 1/4% 12/15/2012                                105,375            63
-----------------------------------------------------------------------------------
                                                              350,650           210
-----------------------------------------------------------------------------------
             Education--14.1%
             Conn. State Health & Educational
             Facilities Authority Revenue:
     725M    Choate Rosemary Hall 6.8% 7/1/2015               800,219           479
     500M    Loomis Chafee School Project-Series "B"
             6% 7/1/2015                                      516,875           309
   1,000M    Trinity College 6 1/8% 7/1/2014                1,042,500           624
-----------------------------------------------------------------------------------
                                                            2,359,594         1,412
-----------------------------------------------------------------------------------
             General Obligation--32.4%
     100M    Bethel, Conn. 6 1/2% 2/15/2011                   112,375            67
     500M    Bridgeport, Conn. 5 1/2% 9/1/2015                500,625           300
      50M    Bristol, Conn. 6 1/2% 6/15/2006                   56,375            34
      30M    Colchester, Conn. 7.3% 1/15/2007                  35,475            21
             Connecticut State:
     500M    6 1/2% 3/15/2002* -- Series "A"                  551,250           330
     620M    6% 3/15/2012 -- Series "E"                       665,508           398
     130M    Coventry, Conn. 6.7% 12/15/2009                  149,500            89
             Griswold, Conn.:
     250M    5 3/4% 4/15/2010                                 256,875           154
     100M    6 1/4% 6/15/2010                                 111,250            67
     100M    Groton City, Conn. 6 3/4% 6/1/2007               116,375            70
     800M    New Britain, Conn. 6% 3/1/2012                   862,000           516
     130M    Newton, Conn. 6.7% 8/15/2010                     148,362            89
      30M    North Canaan, Conn. 6.9% 1/15/2006                34,200            20
      40M    Old Saybrook, Conn. 6 1/2% 2/15/2009              45,000            27
     250M    Plainfield, Conn. 6 3/8% 8/1/2011                268,438           161
     350M    Puerto Rico Commonwealth 6 1/4% 7/1/2013         387,625           232
     290M    Regional School District #5, Conn.
             6.3% 3/1/2009                                    308,487           185
     330M    Southington, Conn. 6.55% 4/1/2012                356,813           214
      90M    Stafford, Conn. 6.55% 11/15/2008                 102,262            61
      50M    Stratford, Conn. 6.6% 3/1/2007                    57,437            34
     250M    Westbrook, Conn. 6.4% 3/15/2010                  278,750           167
-----------------------------------------------------------------------------------
                                                            5,404,982         3,236
-----------------------------------------------------------------------------------
             Hospital--21.1%
             Conn. State Health & Educational
             Facilities Authority Revenue:
     450M    Bridgeport Hospital 6 1/2% 7/1/2012              481,500           288
             Capital Asset -- Series "C":
      25M    6 7/8% 1/1/2001*                                  27,625            16
      35M    6 7/8% 1/1/2001                                   37,975            23
     500M    Greenwich Hospital 5 3/4% 7/1/2016               506,250           303
     500M    Lawrence & Memorial Hospital
             6 3/8% 7/1/2002*                                 551,875           330
     700M    New Britain General Hospital
             6 1/8% 7/1/2014                                  729,750           437
     325M    Stamford Hospital 6 1/2%
             7/1/2006                                         350,188           210
     280M    Yale-New Haven Hospital 7% 7/1/2000*             309,050           185
     500M    Puerto Rico Indl. Tourist Edl. Med.
             & Env. Ctl. Facs. 6 1/4% 7/1/2016                532,500           319
-----------------------------------------------------------------------------------
                                                            3,526,713         2,111
-----------------------------------------------------------------------------------
             Housing--4.6%
     750M    Connecticut State Housing Finance Authority
             6% 11/15/2010                                    762,188           456
-----------------------------------------------------------------------------------
             Transportation--9.7%
             Connecticut State Special Tax Oblig.
             Transportation Infrastructure:
     200M    6 1/4% 10/1/2001*                                218,000           131
     285M    6% 10/1/2009                                     301,744           181
     500M    6 1/2% 10/1/2011                                 563,750           337
     250M    6 1/8% 9/1/2012                                  269,687           161
     250M    6.1% 10/1/2012                                   262,500           157
-----------------------------------------------------------------------------------
                                                            1,615,681           967
-----------------------------------------------------------------------------------
             Utilities--4.7%
             South Central Conn. Regl. Water
             Auth. Water Sys. Rev.:
     250M    5 7/8% 8/1/2002*                                 269,375           161
     500M    6 1/8% 8/1/2014                                  525,000           314
-----------------------------------------------------------------------------------
                                                              794,375           475
-----------------------------------------------------------------------------------
             Other Revenue--10.0%
     545M    Connecticut State Dev. Auth. Govtl.
             Lease Rev. 6 1/2% 6/15/2008                      598,819           358
             Puerto Rico Public Buildings Authority:
     250M    6 1/4% 7/1/2013                                  275,625           165
     725M    6 1/4% 7/1/2015                                  800,219           479
-----------------------------------------------------------------------------------
                                                            1,674,663         1,002
-----------------------------------------------------------------------------------
Total Value of Municipal Bonds
(cost $15,338,153)                               98.7%     16,488,846         9,869
Other Assets, Less Liabilities                    1.3         219,220           131
-----------------------------------------------------------------------------------
Net Assets                                      100.0%    $16,708,066       $10,000
===================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
December 31, 1996
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
Principal                                                                                               $10,000 of
Amount         Security                                                                       Value     Net Assets
------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--99.4%
               Education--1.8%
      $400M    Volusia County, Fla. Edl. Facs.
               (Stetson University Project) 6 3/8%  6/1/2012                               $437,000           $183
------------------------------------------------------------------------------------------------------------------
               General Obligation--3.8%
       300M    Miami, Fla. 6% 12/1/2010                                                     321,750            135
       500M    North Springs, Fla. Impt. Dist. 7% 10/1/2009                                 587,500            246
------------------------------------------------------------------------------------------------------------------
                                                                                            909,250            381
------------------------------------------------------------------------------------------------------------------
               Hospital--9.5%
       350M    North Broward, Fla. Hosp. Dist. 6 1/2% 1/1/2012                              378,000            158
     1,000M    Orange County, Fla. Health Facs. Auth.
               (Orlando Regl. Hlthcare) 6 1/4% 10/1/2018                                  1,096,250            460
       750M    Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
               6 1/4% 7/1/2016                                                              798,750            335
------------------------------------------------------------------------------------------------------------------
                                                                                          2,273,000            953
------------------------------------------------------------------------------------------------------------------
               Housing--1.6%
       185M    Dade County, Fla. Hsg. Fin. Auth. Single-Family Mtge.
               6.95% 12/15/2012                                                             195,175             82
       175M    Florida Housing Finance Agency-Residential Mtge. (Series 2) 8%
               12/15/2016                                                                   181,125             76
------------------------------------------------------------------------------------------------------------------
                                                                                            376,300            158
------------------------------------------------------------------------------------------------------------------
               Transportation--5.7%
       500M    Dade County, Fla. Aviation Revenue Series "A" 6% 10/1/2010                   528,125            221
       300M    Florida State Turnpike Authority Turnpike Revenue 6.35% 7/1/2002*            328,125            138
       455M    Port Palm Beach District, Fla. Revenue 6 1/4% 9/1/2008                       494,244            207
------------------------------------------------------------------------------------------------------------------
                                                                                          1,350,494            566
------------------------------------------------------------------------------------------------------------------
               Utilities--52.3%
       250M    Broward County, Fla. Water & Sewer Utilities Rev.
               6 1/2% 10/1/2001*                                                            273,750            115
       750M    Charlotte County, Fla. Utilities Revenue 6 3/4% 10/1/2003*                   853,125            358
               Escambia County, Fla. Utilities Authority Util. Sys. Rev.:
       500M    6 1/4% 1/1/2013                                                              547,500            229
     1,000M    6 1/4% 1/1/2015                                                            1,097,500            460
       690M    Jacksonville Beach, Fla. Utilities Rev. 6 3/4% 10/1/2001*                    768,487            322
       300M    Kissimmee, Fla. Utility Authority Electric System Revenue 6 1/2%
               10/1/2001*                                                                   330,750            139
     1,495M    Lakeland, Fla. Electric & Water Revenue 6% 10/1/2014                       1,605,256            673
       420M    Miramar, Fla. Util. Impt. Rev. 6.4% 10/1/2007                                462,525            194
       625M    Ocoee, Fla. Water & Sewer System Revenue 5 3/8% 10/1/2016                    614,844            258
     1,000M    Plant City, Fla. Utility System Revenue 6% 10/1/2015                       1,071,250            449
       300M    Reedy Creek, Fla. Impt. Dist. Utilities Revenue 6 1/2% 10/1/2001             328,500            138
       500M    Sarasota County, Fla. Utility System Revenue 6 1/2% 10/1/2004*               565,000            237
               Seminole County, Fla. Water & Sewer Revenue:
       500M    6% 10/1/2009                                                                 542,500            227
       500M    6% 10/1/2019                                                                 535,000            224
     1,000M    St. John's County, Fla. Water & Sewer Revenue 5 1/2% 6/1/2011              1,022,500            429
     1,000M    Sunrise, Fla. Utility System Revenue 5 3/4% 10/1/2016                      1,010,000            424
       750M    West Melbourne, Fla. Water & Sewer Revenue 6 3/4% 10/1/2014                  845,625            355
------------------------------------------------------------------------------------------------------------------
                                                                                         12,474,112          5,231
------------------------------------------------------------------------------------------------------------------
               Other Revenue--24.7%
       400M    Florida State Div. Bd. Fin. Dept. General Services
               6 3/4% 7/1 2013                                                              433,500            182
     1,000M    Indian Trace Community Dev. District 5 3/4% 5/1/2011                       1,030,000            432
     1,000M    Jacksonville, Fla. Cap. Improv. (Gator Bowl Project)
               5 7/8% 10/1/2010                                                           1,023,750            429
       350M    Jacksonville, Fla. Excise Taxes Revenue 6 1/2% 10/1/2013                     380,188            159
       600M    Orange County, Fla. Tourist Dev. Tax Revenue 5.9% 10/1/2010                  640,500            269
     1,000M    Palm Beach County, Fla. Criminal Justice Facs. Rev.
               5 3/8% 6/1/2011                                                            1,010,000            423
       300M    St. Lucie County, Fla. Sales Tax Revenue 6 1/2% 10/1/2002*                   333,750            140
     1,000M    Tampa, Fla. Sales Tax Revenue 5 3/4% 10/1/2020                             1,038,750            436
------------------------------------------------------------------------------------------------------------------
                                                                                          5,890,438          2,470
------------------------------------------------------------------------------------------------------------------
               Total Value of Municipal Bonds (cost $22,042,838)                         23,710,594          9,942
------------------------------------------------------------------------------------------------------------------
               SHORT-TERM TAX EXEMPT INVESTMENTS--.8 %
      $200M    Indian River County, Fla. Hospital District
               Variable Rate Note 4.15% (cost $200,000)**                                  $200,000            $84
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $22,242,838)                 100.2%          $23,910,594         10,026
Excess of Liabilities Over Other Assets                                  (0.2)              (63,179)           (26)
------------------------------------------------------------------------------------------------------------------
Net Assets                                                              100.0%          $23,847,415        $10,000
==================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Interest rates on Variable Rate Notes are determined and reset at least weekly by the issuer.
    Interest rate shown is the rate in effect at December 31, 1996.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
December 31, 1996

                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
Amount         Security                                                                              Value  Net Assets
-----------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--97.9%
               Education--5.1%
               Private Colleges & Univs. Facs. Auth., Ga.:
     $80M      Mercer University Project 6.35% 11/1/2006                                           $88,400         $259
      80M      Spelman University Project 6% 6/1/2009                                               84,800          248
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   173,200          507
-----------------------------------------------------------------------------------------------------------------------
               General Obligation--24.5%
      75M      Columbia County, Ga. School District 6 1/4% 4/1/2013                                 80,625          236
     100M      Hall County, Ga. School District 6.7% 12/1/2014                                     111,500          326
     100M      Mitchell County, Ga. School District 6 1/2% 3/1/2009                                110,375          323
     125M      Paulding County, Ga. School District 6% 2/1/2013                                    134,063          392
     100M      Peach County, Ga. School District 6.4% 2/1/2019                                     108,625          318
     150M      Pike County, Ga. School District 5.7% 2/1/2016                                      155,437          454
     125M      Puerto Rico Commonwealth 6 1/4% 7/1/2012                                            137,812          403
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   838,437        2,452
-----------------------------------------------------------------------------------------------------------------------
               Hospital--3.9%
     125M      Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs. 6 1/4% 7/1/2016               133,125          389
-----------------------------------------------------------------------------------------------------------------------
               Transportation--9.7%
     300M      Metropolitan Atlanta Rapid Transit Authority 6 1/4% 7/1/2011                        331,875          970
-----------------------------------------------------------------------------------------------------------------------
               Utilities--43.2%
      25M      Bartow County, Ga. Water & Sewer Revenue 6.05% 9/1/2007                              26,531           78
      95M      Brunswick, Ga. Water & Sewer Revenue 6.1% 10/1/2019                                 102,363          299
      85M      Conyers, Ga. Water & Sewer Revenue 6.45% 7/1/2010                                    92,331          270
      80M      Cordele, Ga. Comb. Public Utilities Revenue 6.4% 11/1/2014                           86,800          254
     210M      Douglasville-Douglas County, Ga. Water & Sewer Authority 5 5/8% 6/1/2015            214,987          629
     250M      Fulton County, Ga. Water & Sewer Revenue 6 3/8% 1/1/2014                            277,500          811
     100M      Georgia Municipal Electric Authority, Special Obligation 6 1/2% 1/1/2017            111,875          327
               Georgia Municipal Gas Authority Revenue:
      80M      6.8% 11/1/2009                                                                       89,300          261
     100M      5.8% 1/1/2015                                                                       102,750          300
      95M      Henry County, Ga. Water & Sewer Auth. Revenue 7.1% 2/1/2000*                        104,263          305
     150M      Milledgeville, Ga. Water & Sewer Revenue 6% 12/1/2021                               159,938          468
     100M      St. Marys, Ga. Water & Sewer Revenue 6 1/8% 7/1/2018                                107,750          315
-----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,476,388        4,317
-----------------------------------------------------------------------------------------------------------------------
               Other Revenue--11.5%
      80M      Appling County, Ga. Dev. Auth. Poll. Ctl. Rev. 7.1% 1/1/2014                         89,500          262
      80M      Downtown Smyrna, Ga. Dev. Auth. Rev. 6.7% 2/1/2020                                   88,400          258
      50M      East Point, Ga. Building Authority Revenue 6% 2/1/2011                               52,375          153
     150M      Puerto Rico Public Buildings Authority 6 1/4% 7/1/2013                              165,375          484
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   395,650        1,157
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $3,128,268)                                      97.9%      3,348,675        9,792
Other Assets, Less Liabilities                                                         2.1          71,019          208
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $3,419,694      $10,000
-----------------------------------------------------------------------------------------------------------------------

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
December 31, 1996
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount         Security                                                                       Value     Net Assets
----------------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--96.8%
                   Certificates of Participation--.3%
      $30M         Baltimore, Maryland Series "B" 7 1/4% 4/1/2016                            $   32,513            $29
----------------------------------------------------------------------------------------------------------------------
                   Education--10.6%
      275M         Maryland State Hlth. & High. Edl. Facs. Auth. (Loyola College) 5 1/2%
                   10/1/16
                   Morgan State University Academic & Aux. Facs. Fees Revenue:                  275,344            247
       90M         7% 7/1/2000*                                                                  99,337             89
      500M         6.05% 7/1/2015                                                               538,125            483
      200M         6.1% 7/1/2020                                                                218,750            196
       50M         University of Maryland Sys. Aux. Fac. & Tuition Rev. 6.3% 2/1/2001*           54,250             49
----------------------------------------------------------------------------------------------------------------------
                                                                                              1,185,806          1,064
----------------------------------------------------------------------------------------------------------------------
                   General Obligation--31.7%
      350M         Anne Arundel County, Maryland Water & Sewer 6.3% 8/1/2015                    379,312            340
                   Baltimore, Maryland:
      100M         6.3% 10/15/2004                                                              110,250             99
      100M         7% 10/15/2009                                                                117,125            105
      250M         5 5/8% 10/15/2012                                                            254,688            229
       55M         Carroll County, Maryland 6 1/4% 11/1/2001*                                    60,156             54
      100M         Chesapeake Beach, Maryland 6 1/2% 5/1/2012                                   105,875             95
                   Frederick, Maryland:
      100M         6 1/8% 12/1/2008                                                             107,875             97
      200M         6 1/8% 10/1/2014                                                             211,250            190
       60M         Frederick County, Maryland 6 5/8% 8/1/2003*                                   67,500             61
       35M         Howard County, Maryland 6 5/8% 2/15/2001*                                     38,106             34
       35M         Montgomery County, Maryland 6 3/4% 4/1/2001*                                  38,675             35
      400M         Prince Georges County, Maryland 5 1/2% 1/1/2013                              406,000            364
                   Puerto Rico Commonwealth:
      105M         6.6% 7/1/2002*                                                               117,075            105
      650M         6 1/4% 7/1/2012                                                              716,625            643
      250M         5.65% 7/1/2015                                                               259,688            233
      325M         Washington County, Maryland 5.8% 1/1/2013                                    334,750            301
      200M         Worcester County, Maryland 5 5/8% 8/1/2016                                   202,500            182
----------------------------------------------------------------------------------------------------------------------
                                                                                              3,527,450          3,167
----------------------------------------------------------------------------------------------------------------------
                   Hospital--18.2%
      250M         Maryland State Indl. Dev. Fing. Auth. (Holy Cross Health System) 5.7%
                   12/10/2010                                                                   259,688            233
                   Maryland State Health & Higher Education Facilities Authority:
       35M         Baltimore County General Hospital 6.9% 7/1/2001*                              39,025             35
       90M         Francis Scott Key Medical Center 6 3/4% 7/1/2000*                             98,662             88
      500M         Maryland General Hospital 6 1/8% 7/1/2014                                    524,375            471
       20M         Memorial Hospital 7% 7/1/2007                                                 21,500             19
      140M         Sinai Hospital of Baltimore 7% 7/1/2000*                                     154,525            139
      110M         Suburban Hospital 6% 7/1/2002*                                               117,700            106
       65M         University of Maryland Medical System 7% 7/1/2001*                            72,719             65
      325M         Puerto Rico Indl. Tourist Edl. Med. and Env. Ctl. Facs. 6 1/4% 7/1/2016      346,125            311
      350M         Takoma Park, Maryland Hosp. Facs. (Adventist Hosp.) 6 1/2% 9/1/2012          391,125            351
----------------------------------------------------------------------------------------------------------------------
                                                                                              2,025,444          1,818
----------------------------------------------------------------------------------------------------------------------
                   Housing--7.8%
      250M         Baltimore County, Maryland Mtge. Rev. (Old Orchard Apts.) 7% 7/1/2016        265,000            238
                   Maryland State Community Dev. Admin. Dept. Hsg. & Cmnty. Dev.:
       45M         7% 6/1/2011                                                                   48,713             44
      345M         7% 4/1/2014                                                                  364,837            328
      180M         Montgomery County, Maryland Single Family Mtge. Rev. 6 1/2% 7/1/2011         188,775            169
----------------------------------------------------------------------------------------------------------------------
                                                                                                867,325            779
----------------------------------------------------------------------------------------------------------------------
                   Transportation--7.5%
                   Maryland State Department of Transportation:
       60M         6 3/8% 9/1/2006                                                               64,200             58
      500M         Zero Coupon 7/1/2012                                                         213,125            191
      500M         Puerto Rico Highway & Transportation Authority 6 1/4% 7/1/2014               553,750            497
----------------------------------------------------------------------------------------------------------------------
                                                                                                831,075            746
----------------------------------------------------------------------------------------------------------------------
                   Utilities--7.9%
      200M         Baltimore, Maryland Rev. Wastewater Projects 6% 7/1/2015                     215,750            193
      250M         Baltimore, Maryland Rev. Water Project 5.8% 7/1/2015                         254,688            229
                   Baltimore, Maryland Wastewater Utilities Revenue:
      165M         6 1/2% 7/1/2000*                                                             176,550            159
      215M         6 1/4% 7/1/2002*                                                             235,962            212
----------------------------------------------------------------------------------------------------------------------
                                                                                                882,950            793
----------------------------------------------------------------------------------------------------------------------
                   Other Revenue--12.8%
      250M         Baltimore, Maryland (Convention Center) 6.1% 9/1/2013                        259,375            232
       35M         Maryland Industrial Financing Authority 7% 7/1/2010                           38,456             35
      500M         Maryland State Stadium Authority 5.65% 3/1/2015                              501,875            451
      100M         Montgomery County, Maryland Pkg. Rev. (Bethesda Pkg. Lot) 6 1/4%
                   6/1/09                                                                       107,125             96
      475M         Puerto Rico Public Buildings Authority 6 1/4% 7/1/2015                       524,281            471
----------------------------------------------------------------------------------------------------------------------
                                                                                              1,431,112          1,285
----------------------------------------------------------------------------------------------------------------------
                   Total Value of Municipal Bonds (cost $10,180,635)                         10,783,675          9,681
----------------------------------------------------------------------------------------------------------------------
                   SHORT-TERM TAX EXEMPT INVESTMENTS--.9%
      100M         Maryland State Hlth. & High. Edl. Facs. Auth. (Kennedy Krieger)
                   Variable Rate Note 4.15% (cost $100,000)**                                   100,000             90
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $10,280,635)                          97.7%       10,883,675          9,771
Other Assets, Less Liabilities                                                    2.3           254,968            229
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                      100.0%      $11,138,643        $10,000
======================================================================================================================


  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Interest rates on Variable Rate Notes are determined and reset at least weekly by the issuer. Interest rate shown is the rate in effect at December 31, 1996.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
December 31, 1996
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
   Principal                                                                                                 $10,000 of
      Amount          Security                                                                 Value         Net Assets
-----------------------------------------------------------------------------------------------------------------------
                      MUNICIPAL BONDS--98.3%
                      Education--7.1%
         $425M        Massachusetts Health & Educ. Facs. Auth. (Northeastern Univ.)
                      7 1/8% 10/1/2000*                                                      $468,031              $203
        1,000M        University of Massachusetts Building Authority Revenue
                      6 7/8% 5/1/2014                                                       1,176,250               510
-----------------------------------------------------------------------------------------------------------------------
                                                                                            1,644,281               713
-----------------------------------------------------------------------------------------------------------------------
                      General Obligation--30.7%
                      Boston, Massachusetts:
          250M        7 3/8% 2/1/2000*                                                        275,938               120
          750M        5 7/8% 8/1/2012                                                         772,500               335
                      Massachusetts General Obligations:
          300M        7% 7/1/2009                                                             353,250               153
        1,000M        6% 8/1/2010                                                           1,075,000               466
        1,100M        New Bedford, Massachusetts 5 5/8% 10/1/2016                           1,100,000               477
          150M        North Borough, Massachusetts 7.2% 11/1/2003                             158,812                69
        1,000M        Northampton, Massachusetts 5 1/4% 12/1/2015                             973,750               422
          150M        Rochester, Massachusetts 7 1/4% 3/1/2007                                161,063                70
          400M        Rockport, Massachusetts Unlimited Tax Sch. Proj. Loan
                      6.9% 12/15/2007                                                         437,000               189
        1,000M        Springfield, Massachusetts 5.3% 8/1/2013                                980,000               425
                      Wareham, Massachusetts:
          225M        7.05% 1/15/2007                                                         249,188               108
          500M        7.1% 1/15/2008                                                          553,750               240
-----------------------------------------------------------------------------------------------------------------------
                                                                                            7,090,251             3,074
-----------------------------------------------------------------------------------------------------------------------
                      Hospital--23.7%
                      Massachusetts Health & Educational Facilities Authority:
          195M        Berkshire Hospital 7.6% 10/1/1998*                                      210,356                91
                      Capital Asset Program:
          225M        7.35% 8/1/2008                                                          244,969               106
          400M        7.2% 7/1/2009                                                           433,000               188
          500M        Carney Hospital 7 3/4% 7/1/2000*                                        563,750               244
          750M        Massachusetts General Hospital 6 1/4% 7/1/2012                          820,313               356
          570M        Milton Hospital 7% 7/1/2016                                             617,737               268
        1,500M        Mt. Auburn Hospital 6 1/4% 8/15/2014                                  1,588,125               689
          400M        South Shore Hospital 7 1/2% 7/1/2000*                                   448,000               194
          490M        University Hospital 7 1/4% 7/1/2019                                     537,162               233
-----------------------------------------------------------------------------------------------------------------------
                                                                                            5,463,412             2,369
-----------------------------------------------------------------------------------------------------------------------
                      Housing--5.1%
                      Massachusetts Housing Finance Agency:
        1,000M        6% 12/1/2012                                                          1,021,250               443
          145M        7.7% 12/1/2017                                                          151,887                66
-----------------------------------------------------------------------------------------------------------------------
                                                                                            1,173,137               509
-----------------------------------------------------------------------------------------------------------------------
                      Transportation--10.2%
                      Massachusetts Bay Transportation Authority:
        1,500M        Series "A" 5.8% 3/1/2013                                              1,569,375               681
          690M        Series "A" 7.65% 8/1/2000*                                              777,975               337
-----------------------------------------------------------------------------------------------------------------------
                                                                                            2,347,350             1,018
-----------------------------------------------------------------------------------------------------------------------
                      Utilities--21.5%
                      Boston, Massachusetts Water & Sewer Commission:
          850M        7% 11/1/2001*                                                           956,250               414
          100M        7 1/4% 11/1/2006                                                        106,750                46
        1,035M        5 3/4% 11/1/2013                                                      1,075,106               466
          475M        Lynn, Massachusetts Water & Sewer Commission 7 1/4% 12/1/2000*          532,594               231
        1,250M        Massachusetts State Water Resource Authority 5% 3/1/2022              1,140,625               495
        1,000M        South Essex, Massachusetts Sewer District 6 3/4% 6/1/2004*            1,141,250               495
-----------------------------------------------------------------------------------------------------------------------
                                                                                            4,952,575             2,147
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $20,920,707)                             98.3%        22,671,006             9,830
Other Assets, Less Liabilities                                                 1.7            391,043               170
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%       $23,062,049           $10,000
=======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
December 31, 1996
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Amount
                                                                                                                      Invested
                                                                                                                      For Each
Principal                                                                                                           $10,000 of
   Amount     Security                                                                                Value         Net Assets
------------------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--99.6%
               Certificates of Participation--3.9%
    $1,000M    Hudson County, N.J. Correctional Facility 7 1/4% 12/1/2000*                       $1,121,250               $186
       500M    Mantua Township, N.J. School District 7 1/4% 6/30/2000*                              556,875                 92
       600M    Piscataway Township, N.J. School District 7% 12/15/2000*                             669,750                111
------------------------------------------------------------------------------------------------------------------------------
                                                                                                  2,347,875                389
------------------------------------------------------------------------------------------------------------------------------
               Education--2.3%
     1,300M    New Jersey Edl. Facs. Fing. Auth. (Seton Hall Univ.)
               6 1/4% 7/1/2010                                                                    1,386,125                229
------------------------------------------------------------------------------------------------------------------------------
               General Obligation--16.4%
     1,000M    Essex County, N.J. 5% 11/15/2011                                                     957,500                159
               Essex County, N.J. Improvement Authority:
       955M    County College Project 6.9% 12/1/2004*                                             1,105,412                183
       545M    Jail & Youth House Project 6.9% 12/1/2004*                                           630,838                104
               Orange School District:
     1,025M    Series "A" 6.95% 7/1/2014                                                          1,159,531                192
     1,220M    Series "B" 6.95% 7/1/2014                                                          1,380,125                229
     1,000M    New Jersey State Various Purposes 6% 2/15/2011                                     1,080,240                179
     1,300M    Puerto Rico Commonwealth 6 1/4% 7/1/2013                                           1,439,750                238
               Union City, N.J.:
     1,000M    6.7% 9/1/2012                                                                      1,093,750                181
       995M    6.4% 11/1/2013                                                                     1,108,181                183
------------------------------------------------------------------------------------------------------------------------------
                                                                                                  9,955,327              1,648
------------------------------------------------------------------------------------------------------------------------------
               Hospital--24.0%
               New Jersey Health Care Facilities Financing Authority:
     1,250M    Bayonne Hospital 6 1/4% 7/1/2012                                                   1,318,750                218
       400M    Community Medical Center 7% 7/1/2009                                                 428,500                 71
     1,745M    General Hospital Center at Passaic 6% 7/1/2014                                     1,810,438                300
       750M    Holy Name Hospital 7% 7/1/2008                                                       815,625                135
     1,100M    Hunterdon Hospital 7% 7/1/2020                                                     1,186,625                196
     1,750M    Monmouth Medical Center 6 1/4% 7/1/2016                                            1,837,500                304
     1,500M    Ocean County Medical Center 6.9% 7/1/2007                                          1,655,625                274
     3,120M    Riverview Medical Center 6 1/4% 7/1/2011                                           3,435,900                569
       825M    St. Barnabas Medical Center 7 1/4% 7/1/2018                                          888,937                147
     1,000M    St. Peter's Medical Center Series "E" 6 7/8% 7/1/2001*                             1,113,750                184
------------------------------------------------------------------------------------------------------------------------------
                                                                                                 14,491,650              2,398
------------------------------------------------------------------------------------------------------------------------------
               Housing--4.6%
               New Jersey State Housing & Mortgage Financing Agency:
       380M    Series "A" 7 1/2% 4/1/2015                                                           402,800                 67
       420M    Series "E" 7.65% 10/1/2016                                                           442,575                 73
     1,385M    Series "C" 7 3/8% 10/1/2017                                                        1,440,400                238
       450M    Series "B" 8.1% 10/1/2017                                                            470,813                 78
------------------------------------------------------------------------------------------------------------------------------
                                                                                                  2,756,588                456
------------------------------------------------------------------------------------------------------------------------------
               Transportation--10.8%
       900M    Delaware River Port Authority 7 3/8% 1/1/2007                                        966,375                160
     1,000M    New Jersey State Highway Authority (Garden State Parkway) 6.2%
               1/1/2010                                                                           1,091,250                180
     4,750M    New Jersey State Transportation Fund Transit System Series "A" 5%
               6/15/2015                                                                          4,500,625                745
------------------------------------------------------------------------------------------------------------------------------
                                                                                                  6,558,250              1,085
------------------------------------------------------------------------------------------------------------------------------
               Utilities--14.6%
     1,000M    Bergen County, N.J. Util. Auth. Water Pollution Ctl. 6 1/2% 12/15/2012             1,071,250                177
     1,500M    Brick Township, N.J. Municipal Utilities Authority 5% 12/1/2016                    1,406,250                233
       500M    Camden County, N.J. Municipal Utilities Authority 5.3% 7/15/2013                     487,500                 80
     1,000M    Evesham, N.J. Municipal Utilities Authority 7% 7/1/2000*                           1,086,250                180
       500M    Long Branch, N.J. Sewer Authority 7 1/4% 6/1/2000*                                   555,000                 92
       500M    Lower Township, N.J. Municipal Utilities Authority 7% 12/1/2000*                     556,250                 92
       250M    Montville Township, N.J. Municipal Utilities Authority 7% 12/1/2001*                 282,500                 47
       500M    Musconetcong, N.J. Sewer Authority 7.15% 1/1/2000*                                   548,125                 91
     1,435M    New Jersey Wastewater Treatment Trust 6 1/4% 4/1/2010                              1,537,244                254
     1,140M    Passaic Valley, N.J. Water Commn. 6.4% 12/15/2002*                                 1,266,825                210
------------------------------------------------------------------------------------------------------------------------------
                                                                                                  8,797,194              1,456
------------------------------------------------------------------------------------------------------------------------------
               Other Revenue--23.0%
     1,900M    Atlantic County, N.J. Impt. Auth. Lux. Tax. (Convention Center) 7.4%
               7/1/2016                                                                           2,329,875                386
       350M    Cape May County, N.J. Indl. Pollution Control Fin. Auth. 6.8% 3/1/2021               413,000                 68
               New Jersey Economic Development Authority:
     1,000M    Educational Testing Service:                                                       1,023,750                169
     2,000M    5.9% 5/15/2015                                                                     2,095,000                347
     2,185M    6 1/8% 5/15/2015                                                                   2,258,744                374
     1,775M    Market Transition Facility 5 7/8% 7/1/2011                                         1,897,031                314
               N.J. Performing Arts Center 6% 6/15/2012
               Puerto Rico Public Buildings Authority:
     1,350M    Series "A" 6 1/4% 7/1/2013                                                         1,488,375                246
     1,195M    Series "A" 6 1/4% 7/1/2014                                                         1,321,969                219
     1,000M    Salem County, N.J. Impt. Auth. Rev. County Corr. Facs. 7 1/8% 5/1/1999*            1,083,750                179
------------------------------------------------------------------------------------------------------------------------------
                                                                                                 13,911,494              2,302
------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $55,647,657)                                  99.6%         60,204,503              9,963
Other Assets, Less Liabilities                                                       .4             220,782                 37
------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%        $60,425,285            $10,000
==============================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
December 31, 1996
--------------------------------------------------------------------------------------------------------------
                                                                                                        Amount
                                                                                                      Invested
                                                                                                      For Each
Principal                                                                                           $10,000 of
   Amount      Security                                                                     Value   Net Assets
--------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--97.2%
               Certificates of Participation--3.7%
      $100M    Charlotte, N.C. Convention Facilities Project 6 3/4% 12/1/2001*           $111,625         $187
       100M    Cumberland County, N.C. Civic Center Project 6.3% 12/1/2008                108,750          183
--------------------------------------------------------------------------------------------------------------
                                                                                          220,375          370
--------------------------------------------------------------------------------------------------------------
               General Obligation--44.3%
       250M    Cleveland County, N.C. 5 1/2% 3/1/2012                                     253,125          425
       200M    Cumberland County, N.C. 5 1/2% 4/1/2012                                    202,000          339
       200M    Currituck County, N.C. 5.4% 4/1/2013                                       199,250          335
       200M    Gaston County, N.C. 5.7% 3/1/2013                                          207,000          348
       220M    Laurinburg, N.C. 5.3% 6/1/2012                                             218,075          366
       200M    Mecklenburg County, N.C. 6.2% 1/1/2002*                                    216,250          363
       200M    Morganton, N.C. 5.7% 6/1/2014                                              206,250          346
       400M    Onslow County, N.C. 5.7% 3/1/2011                                          417,500          701
       200M    Puerto Rico Commonwealth 6 1/4% 7/1/2012                                   220,500          370
       280M    Rowan County, N.C. 5.6% 4/1/2014                                           287,000          482
       200M    Watauga County, N.C. 5.9% 6/1/2014                                         209,500          352
--------------------------------------------------------------------------------------------------------------
                                                                                        2,636,450        4,427
--------------------------------------------------------------------------------------------------------------
               Hospital--5.0%
       100M    North Carolina Med. Care Commn. (Presbyterian Hosp.) 7 3/8% 10/1/2000*     112,250          188
       175M    Puerto Rico Indl. Tourist Edl. Med. and Env. Ctl. Facs. 6 1/4% 7/1/2016    186,375          313
--------------------------------------------------------------------------------------------------------------
                                                                                          298,625          501
--------------------------------------------------------------------------------------------------------------
               Housing--2.2%
       125M    North Carolina Housing Finance Agency Multi-Family 6.6% 7/1/2017           131,719          221
--------------------------------------------------------------------------------------------------------------
               Transportation--7.0%
       375M    Puerto Rico Commonwealth Highway & Transportation Authority 6 1/4%
               7/1/2014                                                                   415,312          697
--------------------------------------------------------------------------------------------------------------
               Utilities--22.3%
       250M    Asheville, N.C. Water System Revenue 5 5/8% 8/1/2013                       254,688          428
       250M    Buncombe County, N.C. Solid Waste System 5.6% 3/1/2011                     254,688          428
       390M    Fayetteville, N.C. Public Works Commission Revenue 5.7% 2/1/2010           401,700          674
       200M    North Carolina Eastern Municipal Power Agency 5.6% 1/1/2010                202,250          340
       200M    North Carolina Municipal Power Agency (Catawba Electric) 6% 1/1/2010       215,250          361
--------------------------------------------------------------------------------------------------------------
                                                                                        1,328,576        2,231
--------------------------------------------------------------------------------------------------------------
               Other Revenue--12.7%
       250M    Kinston, N.C. Enterprise System Revenue 5.7% 4/1/2012                      255,937          430
       250M    North Carolina Cent. Univ. Hsg. Rev. 5.6% 11/1/2012                        253,750          426
       225M    Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012                     248,344          417
--------------------------------------------------------------------------------------------------------------
                                                                                          758,031        1,273
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $5,554,812)                           97.2%        5,789,088        9,720
Other Assets, Less Liabilities                                              2.8           166,999          280
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                100.0%       $5,956,087      $10,000
==============================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
December 31, 1996
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount    Security                                                                        Value    Net Assets
------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--98.5%
               Education--11.1%
    $1,000M    Allegheny County, Pa. Higher Educ. Bldg. Auth. (Duquesne Univ.) 5%
               3/1/2016                                                                     $932,500          $217
       675M    Northeast. Pa. Hosp. & Ed. Auth. (Luzerne Cnty. Cmnty. College)
               6.55% 8/15/2009                                                               729,000           169
               Pennsylvania State Higher Education Facilities Authority:
       455M    Hahnemann University 7.2% 7/1/2019                                            495,950           115
     1,565M    La Salle University 5 5/8% 5/1/2017                                         1,568,913           365
     1,000M    Phila., Pa. Hosp. & Higher Edl. Facs. Auth. (Cmnty. College)
               6 1/8% 5/1/2014                                                             1,051,250           244
------------------------------------------------------------------------------------------------------------------
                                                                                           4,777,613         1,110
------------------------------------------------------------------------------------------------------------------
               General Obligation--19.9%
       150M    Allegheny County, Pa. Inst. Dist. Series 18, 7.3% 4/1/2009                    162,187            38
     1,250M    Beaver County, Pa. 5 3/4% 10/1/2015                                         1,271,875           296
     1,000M    Conrad Weiser Area School District, Pa. 5 1/4% 12/15/2014                     975,000           226
       265M    Falls Township, Pa. 7% 12/15/2000*                                            288,519            67
       700M    Jeannette, Pa. School District 6.65% 6/15/2001*                               760,375           177
     1,000M    Philadelphia, Pa. 6% 11/15/2014                                             1,048,750           244
     1,500M    Pittsburgh, Pa. 5 1/2% 9/1/2014                                             1,526,250           355
     1,000M    Stroudsburg, Pa. Area School District 5.8% 10/1/2010                        1,032,500           240
       800M    Trinity Area School District, Pa. 6 5/8% 11/1/2001*                           873,000           203
       565M    Venango County, Pa. 7% 7/15/2000*                                             614,438           143
------------------------------------------------------------------------------------------------------------------
                                                                                           8,552,894         1,989
------------------------------------------------------------------------------------------------------------------
               Hospital--12.9%
               Allegheny County, Pa. Hospital Development Authority:
     1,000M    Allegheny General Hospital Project 6.2% 9/1/2015                            1,048,750           244
     1,250M    South Hills Health System 5.8% 5/1/2016                                     1,268,750           295
     1,500M    Berks County, Pa. Mun. Auth. Hosp. (Reading Hosp. Med. Ctr.) 5.7%
               10/1/2014                                                                   1,546,875           360
     1,100M    Blair County, Pa. Hosp. Auth. Rev.(Altoona Hosp.) 6 3/8% 7/1/2014           1,155,000           268
       500M    St. Mary Hosp. Auth., Langhorne, Pa. (Franciscan Health) 7% 7/1/2014          527,500           123
------------------------------------------------------------------------------------------------------------------
                                                                                           5,546,875         1,290
------------------------------------------------------------------------------------------------------------------
               Housing--2.7%
               Pennsylvania Housing Finance Agency Single-Family Mtge.:
       470M    7.15% 4/1/2015                                                                495,262           115
       625M    7.3% 10/1/2017                                                                664,063           154
------------------------------------------------------------------------------------------------------------------
                                                                                           1,159,325           269
------------------------------------------------------------------------------------------------------------------
               Transportation--3.0%
     1,000M    Pennsylvania State Turnpike Commission Oil Franchise Rev. 5 1/2%
               12/1/2012                                                                   1,006,250           234
       260M    Pennsylvania State Turnpike Commission Turnpike Revenue 7.4%
               12/1/2000*                                                                    292,500            68
------------------------------------------------------------------------------------------------------------------
                                                                                           1,298,750           302
------------------------------------------------------------------------------------------------------------------
               Utilities--28.9%
               Allegheny County, Pa. Sanitation Authority Sewer Revenue:
     1,100M    6 1/2% 12/1/2001*                                                           1,196,250           278
     1,000M    6 1/4% 12/1/2014                                                            1,056,250           246
       175M    Beaver County, Pa. Indl. Dev. Auth. Poll. Ctl. (Ohio Edison) 7 3/4%
               9/1/2024                                                                      190,750            44
       350M    Harrisburg, Pa. Authority Water Revenue 6 1/2% 8/15/2002*                     382,375            89
     1,000M    North Pennsylvania, Pa. Water Authority 6 7/8% 11/1/2004*                   1,143,750           266
     1,000M    North Wales, Pa. Water Authority 6 3/4% 11/1/2004*                          1,128,750           263
               Philadelphia, Pa. Water & Wastewater:
     1,230M    6 1/4% 8/1/2011                                                             1,343,775           312
     2,000M    6 1/4% 8/1/2012                                                             2,182,500           507
     2,450M    Pittsburgh, Pa. Water & Sewer Authority 6 1/2% 9/1/2013                     2,759,312           642
     1,000M    Washington County, Pa. Indl. Dev. Auth. (West Penn. Power) 6.05%
               4/1/2014                                                                    1,037,500           241
------------------------------------------------------------------------------------------------------------------
                                                                                          12,421,212         2,888
------------------------------------------------------------------------------------------------------------------
               Other Revenue--20.0%
       615M    Luzerne County, Pa. Flood Protection Authority 5 1/2% 7/15/2011               615,000           143
     1,000M    Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev.
               7% 6/15/2005*                                                               1,147,500           267
               Pennsylvania State Industrial Development Authority:
     1,000M    6% 1/1/2012                                                                 1,042,500           242
     2,750M    5 1/2% 1/1/2014                                                             2,756,875           641
     2,000M    Philadelphia, Pa. Authority for Ind. Dev. Lease Rev.
               5.4% 2/15/2000*                                                             1,945,000           452
       500M    Somerset County, Pa. Gen. Auth. Commonwealth Lease Rev. 7%
               10/15/2001*                                                                   553,125           129
       500M    Washington County, Pa. Auth. Lease Rev. 7.45% 6/15/2000*                      561,875           131
------------------------------------------------------------------------------------------------------------------
                                                                                           8,621,875         2,005
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $39,637,127)                         98.5%           42,378,544         9,853
Other Assets, Less Liabilities                                             1.5               630,562           147
------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%          $43,009,106       $10,000
==================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
December 31, 1996
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
Principal                                                                                               $10,000 of
Amount         Security                                                                          Value  Net Assets
------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--97.6%
               Education--7.9%
      $575M    George Mason University, Va. 6 3/8% 8/1/2016                                    $617,406       $278
     1,100M    Norfolk, Va. Redev. & Hsg. Auth. (Tidewater Cmnty. College) 5 7/8%
               11/1/2015                                                                      1,134,375        511
------------------------------------------------------------------------------------------------------------------
                                                                                              1,751,781        789
------------------------------------------------------------------------------------------------------------------
               General Obligation--9.0%
     1,000M    Chesapeake, Va. Public Improvement 5% 5/1/2013                                   952,500        429
       500M    Danville, Virginia 5.8% 4/1/2014                                                 511,875        230
       500M    Virginia State Public School Authority 6 1/2% 8/1/2013                           543,750        245
------------------------------------------------------------------------------------------------------------------
                                                                                              2,008,125        904
------------------------------------------------------------------------------------------------------------------
               Hospital--19.6%
     1,150M    Danville, Va. Ind. Dev. Auth. (Danville Reg. Med. Ctr.) 6 3/8% 10/2014         1,234,813        556
       500M    Hanover County, Va. Indl. Dev. Auth. (Bon Secours Health Sys. Projs.)
               6% 8/15/2010                                                                     534,375        241
               Roanoke, Va. Indl. Dev. Auth. (Roanoke Memorial Hospitals Projects):
       295M    6 1/2% 7/1/2000*                                                                 315,650        142
       255M    7 1/4% 7/1/2000*                                                                 283,369        128
     1,675M    6 1/8% 7/1/2017                                                                1,811,094        815
       150M    Winchester, Va. Indl. Dev. Auth. (Winchester Med.Ctr.) 7 1/4% 1/1/2000*          165,000         74
------------------------------------------------------------------------------------------------------------------
                                                                                              4,344,301      1,956
------------------------------------------------------------------------------------------------------------------
               Transportation--16.0%
     1,000M    Puerto Rico Commonwealth Highway & Transportation Authority 6 1/4%
               7/1/2014                                                                       1,107,500        499
       280M    Richmond, Va. Metro. Auth. Expressway Rev. 7% 10/15/2000*                        297,850        134
               Washington, D.C. Metropolitan Area Transportation Authority:
     1,000M    6% 7/1/2008                                                                    1,075,000        484
     1,000M    6% 7/1/2010                                                                    1,063,750        479
------------------------------------------------------------------------------------------------------------------
                                                                                              3,544,100      1,596
------------------------------------------------------------------------------------------------------------------
               Utilities--22.8%
       275M    Henry County, Va. Public Service Auth. Water & Sewer Rev. 7.2%
               11/15/2000*                                                                      305,250        137
       750M    Leesburg, Va. Utility System Revenue 6.3% 7/1/2012                               794,062        358
               Loudoun County, Va. Sanitation Authority Water & Sewer Revenue:
       500M    6 1/4% 1/1/2010                                                                  536,875        242
     1,000M    5 7/8% 11/1/2015                                                               1,028,750        463
     1,000M    Prince William County, Va. Svce. Auth. Water & Sewer Sys. Rev.                 1,095,000        493
               6 1/2% 7/1/2001*
       560M    Roanoke County, Va. Water System Revenue 6 1/2% 7/1/2001*                        615,300        277
       625M    Upper Occoquan Sewer Authority, Va. Regional Sewer Revenue 6 1/2%
               7/1/2001*                                                                        686,719        309
------------------------------------------------------------------------------------------------------------------
                                                                                              5,061,956      2,279
------------------------------------------------------------------------------------------------------------------
               Other Revenue--22.3%
     1,000M    Chesapeake, Va. Indl. Dev. Auth. (Chesapeake Court House Proj.) 5 1/4%           956,250        430
               6/1/2017
       700M    Frederick County, Va. Indl. Dev. Auth. (Govt. Complex Proj.) 6 1/2%              767,375        345
               12/1/2014
     1,000M    Puerto Rico Public Buildings Authority 6 1/4% 7/1/2014                         1,106,250        498
     1,000M    Richmond, Va. Redev. & Hsg. Auth. (Old Manchester Proj.) 6.8% 3/1/2015         1,100,000        495
     1,000M    Riverside, Va. Regl. Jail Authority 5 7/8% 7/1/2014                            1,030,000        464
------------------------------------------------------------------------------------------------------------------
                                                                                              4,959,875      2,232
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $20,218,142)                       97.6%                21,670,138      9,756
Other Assets, Less Liabilities                                           2.4                    542,892        244
------------------------------------------------------------------------------------------------------------------
Net Assets                                                             100.0%               $22,213,030    $10,000
==================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements




Statement of Assets and Liabilities
December 31, 1996


---------------------------          -------------------       --------------------------------
                                       FIRST INVESTORS                       FIRST
                                      NEW YORK INSURED         --------------------------------
                                     TAX FREE FUND, INC.         CONNECTICUT         FLORIDA
---------------------------          -------------------       --------------------------------
Assets
Investments in securities:
At identified cost                      $193,062,306            $15,338,153        $22,242,838
                                        ============            ===========        ===========

At value (Note 1A)                      $205,919,195            $16,488,846        $23,910,594
Cash (overdraft)                             (51,670)               129,986            184,470
Receivables:
Interest                                   4,497,537                344,002            356,346
Investment securities sold                 2,064,405                     --             25,384
Shares sold                                  128,674                 28,636             47,662
Other assets                                  10,408                     16                 31
                                        ------------            -----------        -----------
Total Assets                             212,568,549             16,991,486         24,524,487
                                        ------------            -----------        -----------
Liabilities
Payables:
Investment securities purchased            5,777,080                251,755            609,022
Cash portion of dividend
payable January 20, 1997                     448,749                 15,560             46,863
Shares redeemed                              389,430                    517                 64
Accrued advisory fees                        128,612                  6,922              9,887
Accrued expenses                              86,963                  8,666             11,236
                                        ------------            -----------        -----------
Total Liabilities                          6,830,834                283,420            677,072
                                        ------------            -----------        -----------
Net Assets                              $205,737,715            $16,708,066        $23,847,415
                                        ============            ===========        ===========
Net Assets Consist of:
Capital paid in                         $192,877,449            $15,744,931        $22,179,253
Undistributed net investment income            4,760                  3,312              2,047
Accumulated net realized
loss on investments                           (1,383)              (190,870)            (1,641)
Net unrealized appreciation
in value of investments                   12,856,889              1,150,693          1,667,756
                                        ------------            -----------        -----------
Total                                   $205,737,715            $16,708,066        $23,847,415
                                        ============            ===========        ===========
Shares outstanding (Note 2):
Class A                                   13,998,593              1,196,717          1,777,661
Class B                                      154,252                118,507             41,876
Net asset value and redemption
price per share--Class A                      $14.54                 $12.70             $13.11
                                              ======                 ======             ======
Maximum offering price
per share--Class A*                           $15.51                 $13.55             $13.98
                                              ======                 ======             ======
Net asset value and offering
price per share--Class B                      $14.53                 $12.70             $13.11
                                              ======                 ======             ======





Statement of Assets and Liabilities (continued)
December 31, 1996

---------------------------          ---------------------------------------------------
                                        INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                     ---------------------------------------------------
                                        GEORGIA         MARYLAND         MASSACHUSETTS
---------------------------          ---------------------------------------------------
Assets
Investments in securities:
At identified cost                    $3,128,268      $10,280,635         $20,920,707
                                      ==========      ===========         ===========
At value (Note 1A)                    $3,348,675      $10,883,675         $22,671,006
Cash (overdraft)                          30,094          149,779              96,265
Receivables:
Interest                                  70,525          252,910             414,456
Investment securities sold                    --               --                  --
Shares sold                                1,038           26,879               6,334
Other assets                                  --                7                 644
                                      ----------      -----------         -----------
Total Assets                           3,450,332       11,313,250          23,188,705
                                      ----------      -----------         -----------
Liabilities
Payables:
Investment securities purchased               --          151,893                  --
Cash portion of dividend
payable January 20, 1997                   3,364           14,785              38,643
Shares redeemed                           26,030               --              66,407
Accrued advisory fees                        572            2,735               9,606
Accrued expenses                             672            5,194              12,000
                                      ----------      -----------         -----------
Total Liabilities                         30,638          174,607             126,656
                                      ----------      -----------         -----------
Net Assets                            $3,419,694      $11,138,643         $23,062,049
                                      ==========      ===========         ===========
Net Assets Consist of:
Capital paid in                       $3,240,682      $10,657,520         $21,307,322
Undistributed net
investment income                             --               --               4,428
Accumulated net realized
loss on investments                      (41,395)        (121,917)                 --
Net unrealized appreciation
in value of investments                  220,407          603,040           1,750,299
                                      ----------      -----------         -----------
Total                                 $3,419,694      $11,138,643         $23,062,049
                                      ==========      ===========         ===========
Shares outstanding (Note 2):
Class A                                  260,428          785,671           1,891,431
Class B                                   12,052           79,300              43,561
Net asset value and redemption
price per share--Class A                  $12.55           $12.88              $11.92
                                          ======           ======              ======
Maximum offering price
per share--Class A*                       $13.39           $13.74              $12.71
                                          ======           ======              ======
Net asset value and offering
price per share--Class                    $12.54           $12.87              $11.91
                                          ======           ======              ======





Statement of Assets and Liabilities (continued)
December 31, 1996

---------------------------               --------------------------------------------------------------------
                                                       INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                          --------------------------------------------------------------------
                                                                 NORTH
                                            NEW JERSEY          CAROLINA         PENNSYLVANIA        VIRGINIA
---------------------------               --------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                         $55,647,657         $5,554,812         $39,637,127      $20,218,142
                                           ===========         ==========         ===========      ===========
At value (Note 1A)                         $60,204,503         $5,789,088         $42,378,544      $21,670,138
Cash (overdraft)                               218,183             15,400              (7,914)         155,198
Receivables:
Interest                                     1,172,764            104,803             656,777          469,797
Investment securities sold                         190                 --             100,288               --
Shares sold                                    142,912             57,376             268,311            6,326
Other assets                                       277                 --                  81               47
                                           -----------         ----------         -----------      -----------
Total Assets                                61,738,829          5,966,667          43,396,087       22,301,506
                                           -----------         ----------         -----------      -----------
Liabilities
Payables:
Investment securities purchased                955,116                 --             243,537               --
Cash portion of dividend payable
January 20, 1997                                95,178              8,529             102,128           49,210
Shares redeemed                                201,530                 --               6,749           22,612
Accrued advisory fees                           30,150                981              17,759            9,229
Accrued expenses                                31,570              1,070              16,808            7,425
                                           -----------         ----------         -----------      -----------
Total Liabilities                            1,313,544             10,580             386,981           88,476
                                           -----------         ----------         -----------      -----------
Net Assets                                 $60,425,285         $5,956,087         $43,009,106      $22,213,030
                                           ===========         ==========         ===========      ===========
Net Assets Consist of:
Capital paid in                            $55,865,072         $5,832,781         $40,264,950      $20,755,185
Undistributed net investment income              3,367                442               2,739            5,849
Accumulated net realized loss
on investments                                      --           (111,412)                 --               --
Net unrealized appreciation
in value of investments                      4,556,846            234,276           2,741,417        1,451,996
                                           -----------         ----------         -----------      -----------
Total                                      $60,425,285         $5,956,087         $43,009,106      $22,213,030
                                           ===========         ==========         ===========      ===========
Shares outstanding (Note 2):
Class A                                      4,528,646            479,807           3,269,921        1,650,990
Class B                                        123,544             11,027              60,482           91,528
Net asset value and redemption
price per share--Class A                        $12.99             $12.13              $12.91           $12.75
                                                ======             ======              ======           ======
Maximum offering price
per share--Class A*                             $13.86             $12.94              $13.77           $13.60
                                                ======             ======              ======           ======
Net asset value and offering
price per share--Class B                        $12.97             $12.13              $12.91           $12.74
                                                ======             ======              ======           ======

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements





Statement of Operations
Year Ended December 31, 1996

---------------------------          -------------------       --------------------------------
                                       FIRST INVESTORS                       FIRST
                                      NEW YORK INSURED         --------------------------------
                                     TAX FREE FUND, INC.         CONNECTICUT         FLORIDA
---------------------------          -------------------       --------------------------------
Investment Income
Interest income                         $12,798,732               $955,901         $1,281,754
                                        -----------               --------         ----------
Expenses (Notes 1 and 5):
Advisory fees                             1,560,042                125,615            171,339
Distribution plan expenses--Class A         618,287                 31,179             44,815
Distribution plan expenses--Class B          19,102                 11,599              4,380
Shareholder servicing costs                 161,257                 16,619             16,963
Professional fees                            41,975                 12,795             14,111
Reports to shareholders                      34,668                  2,420              1,996
Bond insurance premiums                      44,608                  3,052                 --
Custodian fees                               25,075                  3,188              5,436
Other expenses                               59,714                  7,962              9,270
                                        -----------               --------         ----------
Total expenses                            2,564,728                214,429            268,310
Less: Expenses waived or assumed                 --                (68,968)           (76,337)
Custodian fees paid indirectly              (19,913)                (3,188)            (5,215)
                                        -----------               --------         ----------
Expenses--net                             2,544,815                142,273            186,758
                                        -----------               --------         ----------
Net investment income                    10,253,917                813,628          1,094,996
                                        -----------               --------         ----------
Realized and Unrealized Gain
(Loss) on Investments (Note 4):
Net realized gain (loss)
on investments                            1,289,959                 49,894             74,824
Net unrealized depreciation
of investments                           (5,797,415)              (341,867)          (389,084)
                                        -----------               --------         ----------
Net loss on investments                  (4,507,456)              (291,973)          (314,260)
                                        -----------               --------         ----------
Net Increase in Net Assets
Resulting from Operations               $ 5,746,461               $521,655         $  780,736
                                        ===========               ========         ==========




<CAPTION

Statement of Operations (continued)
Year Ended December 31, 1996

---------------------------          ---------------------------------------------------
                                        INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                     ---------------------------------------------------
                                        GEORGIA         MARYLAND         MASSACHUSETTS
---------------------------          ---------------------------------------------------
Investment Income
Interest income                       $185,121        $561,277            $1,368,717
                                      --------        --------            ----------
Expenses (Notes 1 and 5):
Advisory fees                           25,146          75,296               173,355
Distribution plan expenses--Class A      6,455          18,376                45,449
Distribution plan expenses--Class B      1,250           8,512                 3,893
Shareholder servicing costs              4,039          11,045                20,889
Professional fees                        8,523           7,731                13,351
Reports to shareholders                    573           1,263                 4,066
Bond insurance premiums                     --           1,634                 1,047
Custodian fees                           1,101           2,335                 4,876
Other expenses                           2,288           5,438                 8,819
                                      --------        --------            ----------
Total expenses                          49,375         131,630               275,745
Less: Expenses waived or assumed       (35,499)        (73,457)              (74,509)
Custodian fees paid indirectly          (1,101)         (2,335)               (4,876)
                                      --------        --------            ----------
Expenses--net                           12,775          55,838               196,360
                                      --------        --------            ----------
Net investment income                  172,346         505,439             1,172,357
                                      --------        --------            ----------
Realized and Unrealized Gain
(Loss) on Investments (Note 4):
Net realized gain (loss)
on investments                          (3,567)        (12,765)               85,294
Net unrealized depreciation
of investments                         (35,533)       (142,574)             (573,806)
                                      --------        --------            ----------
Net loss on investments                (39,100)       (155,339)             (488,512)
                                      --------        --------            ----------
Net Increase in Net Assets
Resulting from Operations             $133,246        $350,100            $  683,845
                                      ========        ========            ==========





Statement of Operations (continued)
Year Ended December 31, 1996

---------------------------               --------------------------------------------------------------------
                                                       INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                          --------------------------------------------------------------------
                                                                 NORTH
                                            NEW JERSEY          CAROLINA         PENNSYLVANIA        VIRGINIA
---------------------------               --------------------------------------------------------------------
Investment Income
Interest income                            $3,501,331           $291,347          $2,351,983       $1,359,515
                                           ----------           --------          ----------       ----------
Expenses (Notes 1 and 5):
Advisory fees                                 445,969             41,297             309,157          178,355
Distribution plan expenses--Class A           116,539             10,783              81,378           45,310
Distribution plan expenses--Class B            11,940              1,146               5,319           11,264
Shareholder servicing costs                    38,474              6,270              27,605           22,793
Professional fees                              31,309              6,779              10,711           13,184
Reports to shareholders                         8,639                834               5,510            4,598
Bond insurance premiums                         2,040                543               1,947            4,728
Custodian fees                                  8,300              1,807               6,244            4,745
Other expenses                                 17,771              3,514              13,972            9,443
                                           ----------           --------          ----------       ----------
Total expenses                                680,981             72,973             461,843          294,420
Less: Expenses waived or assumed              (89,194)           (50,843)           (103,053)         (97,395)
Custodian fees paid indirectly                 (7,136)            (1,807)             (6,244)          (1,386)
                                           ----------           --------          ----------       ----------
Expenses--net                                 584,651             20,323             352,546          195,639
                                           ----------           --------          ----------       ----------
Net investment income                       2,916,680            271,024           1,999,437        1,163,876
                                           ----------           --------          ----------       ----------
Realized and Unrealized Gain
(Loss) on Investments (Note 4):
Net realized gain (loss)
on investments                                 70,669            (23,116)             92,636          116,236
Net unrealized depreciation
of investments                             (1,196,743)           (34,400)           (641,156)        (619,607)
                                           ----------           --------          ----------       ----------
Net loss on investments                    (1,126,074)           (57,516)           (548,520)        (503,371)
                                           ----------           --------          ----------       ----------
Net Increase in Net Assets
Resulting from Operations                  $1,790,606           $213,508          $1,450,917       $  660,505
                                           ==========           ========          ==========       ==========

See notes to financial statements





Statement of Changes in Net Assets

---------------------------------------      ----------------------------------        ----------------------------------
                                                        FIRST INVESTORS                              FIRST
                                                       NEW YORK INSURED                ----------------------------------
                                                      TAX FREE FUND, INC.                         CONNECTICUT
---------------------------------------      ----------------------------------        ----------------------------------
Year Ended December 31                            1996                1995                 1996                   1995
---------------------------------------      ----------------------------------        ----------------------------------
Increase (Decrease) in Net
Assets From Operations
Net investment income                        $ 10,253,917         $ 10,640,790            $   813,628        $   817,186
Net realized gain (loss) on investments         1,289,959            3,236,161                 49,894            114,073
Net unrealized appreciation (depreciation)
of investments                                 (5,797,415)          15,830,893               (341,867)         1,646,045
                                             ------------         ------------            -----------        -----------
Net increase in net assets resulting
from operations                                 5,746,461           29,707,844                521,655          2,577,304
                                             ------------         ------------            -----------        -----------
Distributions to Shareholders from:
Net investment income--Class A                (10,188,583)         (10,644,109)              (763,323)          (802,390)
Net investment income--Class B                    (81,519)             (19,054)               (47,896)           (19,148)
Net realized gains--Class A                    (1,270,477)            (840,260)                    --                 --
Net realized gains--Class B                       (14,025)              (4,480)                    --                 --
                                             ------------         ------------            -----------        -----------
Total distributions                           (11,554,604)         (11,507,903)              (811,219)          (821,538)
                                             ------------         ------------            -----------        -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                      14,929,752           20,127,144              1,791,879          2,072,940
Value of distributions reinvested               8,479,739            8,499,603                591,466            634,983
Cost of shares redeemed                       (29,403,688)         (25,461,327)            (3,622,967)        (2,553,706)
                                             ------------         ------------            -----------        -----------
                                               (5,994,197)           3,165,420             (1,239,622)           154,217
                                             ------------         ------------            -----------        -----------
Class B:
Proceeds from shares sold                       1,324,681            1,324,490                870,165            805,158
Value of distributions reinvested                  43,157               16,591                 44,644             19,148
Cost of shares redeemed                          (242,836)            (207,131)              (259,832)                --
                                             ------------         ------------            -----------        -----------
                                                1,125,002            1,133,950                654,977            824,306
                                             ------------         ------------            -----------        -----------
Net increase (decrease) from
share transactions                             (4,869,195)           4,299,370               (584,645)           978,523
                                             ------------         ------------            -----------        -----------
Net increase (decrease) in net assets         (10,677,338)          22,499,311               (874,209)         2,734,289
Net Assets
Beginning of year                             216,415,053          193,915,742             17,582,275         14,847,986
                                             ------------         ------------            -----------        -----------
End of year+                                 $205,737,715         $216,415,053            $16,708,066        $17,582,275
                                             ============         ============            ===========        ===========

+ Includes undistributed net
investment income of                         $      4,760         $     20,945            $     3,312        $       903
                                             ============         ============            ===========        ===========
(a) Shares Issued and Redeemed
Class A:
Sold                                            1,025,758            1,396,279                142,380            167,960
Issued for distributions reinvested               582,469              584,026                 46,920             51,005
Redeemed                                       (2,024,730)          (1,762,820)              (288,759)          (206,220)
                                             ------------         ------------            -----------        -----------
Net increase (decrease) in Class A shares
outstanding                                      (416,503)             217,485                (99,459)            12,745
                                             ============         ============            ===========        ===========

Class B:
Sold                                               90,689               90,459                 69,093             64,921
Issued for distributions reinvested                 2,968                1,128                  3,543              1,522
Redeemed                                          (16,810)             (14,182)               (20,572)                --
                                             ------------         ------------            -----------        -----------
Net increase in Class B shares outstanding         76,847               77,405                 52,064             66,443
                                             ============         ============            ===========        ===========





Statement of Changes in Net Assets (continued)

----------------------------------   -----------------------------------------------------------------------------------
                                                          INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                     -----------------------------------------------------------------------------------
                                                FLORIDA                     GEORGIA                    MARYLAND
                                     -----------------------------------------------------------------------------------
Year Ended December 31                   1996            1995         1996           1995         1996          1995
                                     ---------------------------   ------------------------    -------------------------
Increase (Decrease) in
Net Assets From Operations
Net investment income                 $ 1,094,996   $ 1,070,108    $  172,346   $  146,430     $   505,439    $  437,765
Net realized gain (loss)
on investments                             74,824       188,468        (3,567)       2,973         (12,765)       22,502
Net unrealized appreciation
(depreciation)
of investments                           (389,084)    2,343,973       (35,533)     290,945        (142,574)      845,062
                                      -----------   -----------    ----------   ----------     -----------    ----------
Net increase in net
assets resulting from
operations                                780,736     3,602,549       133,246      440,348         350,100     1,305,329
                                      -----------   -----------    ----------   ----------     -----------    ----------
Distributions to Shareholders from:
Net investment income--Class A         (1,080,032)   (1,074,302)     (168,808)    (143,122)       (471,931)     (426,969)
Net investment income--Class B            (17,788)       (7,399)       (5,554)      (2,344)        (37,153)       (9,709)
Net realized gains--Class A                    --            --            --           --              --            --
Net realized gains--Class B                    --            --            --           --              --            --
                                      -----------   -----------    ----------   ----------     -----------    ----------
Total distributions                    (1,097,820)   (1,081,701)     (174,362)    (145,466)       (509,084)     (436,678)
                                      -----------   -----------    ----------   ----------     -----------    ----------
Share Transactions (a)
Class A:
Proceeds from shares sold               4,886,609     3,558,826       708,947    1,042,204       2,371,706     1,624,609
Value of distributions reinvested         527,296       502,849       130,926      116,431         318,426       275,270
Cost of shares redeemed                (4,030,124)   (4,103,965)     (577,642)    (466,779)     (1,084,280)     (989,316)
                                      -----------   -----------    ----------   ----------     -----------    ----------
                                        1,383,781       (42,290)      262,231      691,856       1,605,852       910,563
                                      -----------   -----------    ----------   ----------     -----------    ----------
Class B:
Proceeds from shares sold                 270,535       327,260        53,815       96,664         605,384       524,692
Value of distributions reinvested          11,860         5,044         5,551        2,348          27,636         9,187
Cost of shares redeemed                   (29,524)      (48,025)       (5,516)      (6,238)        (29,524)     (128,337)
                                      -----------   -----------    ----------   ----------     -----------    ----------
                                          252,871       284,279        53,850       92,774         603,496       405,542
                                      -----------   -----------    ----------   ----------     -----------    ----------
Net increase (decrease)
from share transactions                 1,636,652       241,989       316,081      784,630       2,209,348     1,316,105
                                      -----------   -----------    ----------   ----------     -----------    ----------
Net increase (decrease)
in net assets                           1,319,568     2,762,837       274,965    1,079,512       2,050,364     2,184,756
Net Assets
Beginning of year                      22,527,847    19,765,010     3,144,729    2,065,217       9,088,279     6,903,523
                                      -----------   -----------    ----------   ----------     -----------    ----------
End of year+                          $23,847,415   $22,527,847    $3,419,694   $3,144,729     $11,138,643    $9,088,279
                                      ===========   ===========    ==========   ==========     ===========    ==========
+Includes undistributed
 net investment income of             $     2,047   $     4,871    $      --    $    2,014     $       --     $    3,403
                                      ===========   ===========    ==========   ==========     ===========    ==========
(a) Shares Issued and Redeemed
Class A:
Sold                                      376,905       279,362        57,305       86,530         185,393       130,068
Issued for distributions reinvested        40,598        39,482        10,551        9,542          24,934        21,809
Redeemed                                 (309,903)     (324,510)      (46,987)     (38,851)        (85,125)      (78,092)
                                      -----------   -----------    ----------   ----------     -----------    ----------
Net increase (decrease)
in Class A shares
outstanding                               107,600        (5,666)       20,869       57,221         125,202        73,785
                                      ===========   ===========    ==========   ==========     ===========    ==========
Class B:
Sold                                       20,824        25,731         4,383        7,980          47,217        41,606
Issued for distributions reinvested           913           392           447          190           2,165           718
Redeemed                                   (2,299)       (3,685)         (449)        (499)         (2,293)      (10,113)

                                      -----------   -----------    ----------   ----------     -----------    ----------
Net increase in Class B
shares outstanding                         19,438        22,438         4,381        7,671          47,089        32,211
                                      ===========   ===========    ==========   ==========     ===========    ==========

See notes to financial statements





Statement of Changes in Net Assets (continued)

                                          ----------------------------------------------------------
                                                               FIRST INVESTORS
                                          ----------------------------------------------------------
                                                 MASSACHUSETTS                   NEW JERSEY
                                          ----------------------------------------------------------
Year Ended December 31                       1996             1995          1996              1995
----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net
Assets From Operations
Net investment income                     $ 1,172,357     $ 1,164,983     $ 2,916,680     $ 2,914,025
Net realized gain (loss)
on investments                                 85,294         360,045          70,669         657,781
Net unrealized appreciation
(depreciation)
of investments                               (573,806)      1,956,930      (1,196,743)      5,200,017
                                          -----------     -----------     -----------     -----------
Net increase in net assets resulting
from operations                               683,845       3,481,958       1,790,606       8,771,823
                                          -----------     -----------     -----------     -----------
Distributions to Shareholders from:
Net investment income--Class A             (1,153,025)     (1,157,985)     (2,869,228)     (2,918,856)
Net investment income--Class B                (16,672)         (9,593)        (49,644)        (11,913)
Net realized gains--Class A                   (83,372)        (30,240)        (68,924)       (425,117)
Net realized gains--Class B                    (1,922)           (410)         (1,745)         (6,884)
                                          -----------     -----------     -----------     -----------
Total distributions                        (1,254,991)     (1,198,228)     (2,989,541)     (3,362,770)
                                          -----------     -----------     -----------     -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                   2,511,826       2,470,541       5,754,747       5,310,392
Value of distributions reinvested             944,356         919,516       1,964,745       2,248,846
Cost of shares redeemed                    (3,529,036)     (3,317,029)     (6,865,273)     (9,176,935)
                                          -----------     -----------     -----------     -----------
                                              (72,854)         73,028         854,219      (1,617,697)
                                          -----------     -----------     -----------     -----------
Class B:
Proceeds from shares sold                     202,279         289,235         662,997         925,149
Value of distributions reinvested              16,060           9,486          34,559          14,857
Cost of shares redeemed                        (6,000)             --         (37,693)            (15)
                                          -----------     -----------     -----------     -----------
                                              212,339         298,721         659,863         939,991
                                          -----------     -----------     -----------     -----------
Net increase (decrease)
from share transactions                       139,485         371,749       1,514,082        (677,706)
                                          -----------     -----------     -----------     -----------
Net increase (decrease) in net assets        (431,661)      2,655,479         315,147       4,731,347
Net Assets
Beginning of year                          23,493,710      20,838,231      60,110,138      55,378,791
                                          -----------     -----------     -----------     -----------
End of year+                              $23,062,049     $23,493,710     $60,425,285     $60,110,138
                                          ===========     ===========     ===========     ===========
 + Includes undistributed net
   investment income of                   $     4,428     $     1,768     $     3,367     $     5,559
                                          ===========     ===========     ===========     ===========
(a) Shares Issued and Redeemed
Class A:
Sold                                          211,581         210,626         444,851         415,051
Issued for distributions reinvested            79,444          78,127         152,014         174,001
Redeemed                                     (296,546)       (283,611)       (532,184)       (718,864)
                                          -----------     -----------     -----------     -----------
Net increase (decrease)
in Class A shares
outstanding                                    (5,521)          5,142          64,681        (129,812)
                                          ===========     ===========     ===========     ===========
Class B:
Sold                                           17,031          24,887          51,533          71,143
Issued for distributions reinvested             1,352             801           2,676           1,130
Redeemed                                         (510)             --          (2,937)             (1)
                                          -----------     -----------     -----------     -----------
Net increase in Class B
shares outstanding                             17,873          25,688          51,272          72,272
                                          ===========     ===========     ===========     ===========





Statement of Changes in Net Assets (continued)

                                        -----------------------------------------------------------------------------------------
                                                                       MULTI-STATE INSURED TAX FREE FUND
                                        -----------------------------------------------------------------------------------------
                                                NORTH CAROLINA                PENNSYLVANIA                   VIRGINIA
                                        -----------------------------------------------------------------------------------------
Year Ended December 31                     1996              1995        1996              1995          1996             1995
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net
Assets From Operations
Net investment income                   $  271,024      $  229,944    $ 1,999,437      $ 1,875,305    $ 1,163,876      $ 1,240,900
Net realized gain (loss)
on investments                             (23,116)         (4,494)        92,636          179,294        116,236          133,406
Net unrealized appreciation
(depreciation) of investments              (34,400)        526,683       (641,156)       4,079,329       (619,607)       2,554,416
                                        ----------      ----------    -----------      -----------    -----------      -----------
Net increase in net assets resulting
from operations                            213,508         752,133      1,450,917        6,133,928        660,505        3,928,722
                                        ----------      ----------    -----------      -----------    -----------      -----------
Distributions to Shareholders from:
Net investment income--Class A            (266,604)       (227,689)    (1,992,199)      (1,862,206)    (1,113,699)      (1,226,418)
Net investment income--Class B              (4,745)         (2,522)       (22,090)          (4,635)       (46,545)         (23,560)
Net realized gains--Class A                     --              --        (90,955)        (106,537)      (110,130)         (68,578)
Net realized gains--Class B                     --              --         (1,681)            (659)        (6,106)          (2,616)
                                        ----------      ----------    -----------      -----------    -----------      -----------
Total distributions                       (271,349)       (230,211)    (2,106,925)      (1,974,037)    (1,276,480)      (1,321,172)
                                        ----------      ----------    -----------      -----------    -----------      -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                1,421,600         759,377      6,171,576        5,109,553      2,536,360        3,246,591
Value of distributions reinvested          171,717         143,540      1,238,624        1,181,930        803,597          805,092
Cost of shares redeemed                   (697,053)       (306,492)    (4,511,225)      (4,005,976)    (6,898,896)      (3,742,909)
                                        ----------      ----------    -----------      -----------    -----------      -----------
                                           896,264         596,425      2,898,975        2,285,507     (3,558,939)         308,774
                                        ----------      ----------    -----------      -----------    -----------      -----------
Class B:
Proceeds from shares sold                   61,061          67,909        553,480          234,237        596,169          947,469
Value of distributions reinvested            2,715           1,218         18,267            5,250         39,343           23,492
Cost of shares redeemed                     (5,871)             --        (32,601)              --       (431,254)         (28,539)
                                        ----------      ----------    -----------      -----------    -----------      -----------
                                            57,905          69,127        539,146          239,487        204,258          942,422
                                        ----------      ----------    -----------      -----------    -----------      -----------
Net increase (decrease)
from share transactions                    954,169         665,552      3,438,121        2,524,994     (3,354,681)       1,251,196
                                        ----------      ----------    -----------      -----------    -----------      -----------
Net increase (decrease) in net assets      896,328       1,187,474      2,782,113        6,684,885     (3,970,656)       3,858,746
Net Assets
Beginning of year                        5,059,759       3,872,285     40,226,993       33,542,108     26,183,686       22,324,940
                                        ----------      ----------    -----------      -----------    -----------      -----------
End of year+                            $5,956,087      $5,059,759    $43,009,106      $40,226,993    $22,213,030      $26,183,686
                                        ==========      ==========    ===========      ===========    ===========      ===========
+ Includes undistributed
net investment income of                $      442      $      767    $     2,739      $    17,591    $     5,849      $     2,217
                                        ==========      ==========    ===========      ===========    ===========      ===========
(a) Shares Issued and Redeemed
Class A:
Sold                                       118,028          64,567        482,260          402,916        199,610          259,461
Issued for distributions reinvested         14,318          12,164         96,567           93,037         63,260           64,025
Redeemed                                   (58,047)        (26,571)      (352,480)        (316,221)      (548,735)        (297,826)
                                        ----------      ----------    -----------      -----------    -----------      -----------
Net increase (decrease)
in Class A shares outstanding               74,299          50,160        226,347          179,732       (285,865)          25,660
                                        ==========      ==========    ===========      ===========    ===========      ===========
Class B:
Sold                                         5,163           6,029         42,789           18,376         46,713           76,625
Issued for distributions reinvested            227             103          1,424              407          3,098            1,850
Redeemed                                      (495)             --         (2,514)              --        (34,525)          (2,233)
                                        ----------      ----------    -----------      -----------    -----------      -----------
Net increase in Class B
shares outstanding                           4,895           6,132         41,699           18,783         15,286           76,242
                                        ==========      ==========    ===========      ===========    ===========      ===========

See notes to financial statements




Notes to Financial Statements

First Investors New York Insured Tax Free Fund, Inc.
First Investors Multi-State Insured Tax Free Fund
   Connecticut, Florida, Georgia, Maryland, Massachusetts,
   New Jersey, North Carolina, Pennsylvania and Virginia Funds

1. Significant Accounting Policies--First Investors New York Insured Tax Free Fund, Inc. ("New York Insured") and First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured") (collectively, "Funds") are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. New York Insured consists of a single investment series and Multi-State Insured consists of seventeen separate investment series. This report relates to New York Insured and the nine Funds of Multi-State Insured listed above. Multi-State Insured operates as a series fund, issuing shares of beneficial interest in each Fund and accounts separately for the assets, liabilities and operations of each Fund.

The investment objective of New York Insured is to provide a high level of interest income which is exempt from federal income tax, New York State and New York City personal income taxes and is not an item of tax preference for purposes of the federal alternative minimum tax.

The investment objective of each Fund of Multi-State Insured is to achieve a high level of interest income which is exempt from federal income tax and, to the extent indicated for a particular Fund, from state and local income taxes for residents of that state and is not an item of tax preference for purposes of the federal alternative minimum tax.

A. Security Valuation--The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the Board of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers in determining valuations. "When Issued Securities" are reflected in the assets of the Funds as of the date the securities are purchased.

The municipal bonds held by the Funds are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. It is the intention of the Funds to retain any insured securities which are in default or in significant risk of default and to place a value on the defaulted securities equal to the value of similar securities which are not in default. Each Fund may invest up to 35% of its assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to certain investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.




At December 31, 1996, Funds having capital loss carryovers were as follows:

                                         Year Capital Loss Carryovers Expire
                                         -----------------------------------
MULTI-STATE INSURED             Total        2002         2003          2004
-------------------          --------    --------      -------       -------
CONNECTICUT Fund             $190,870    $190,870      $    --       $    --
FLORIDA Fund                    1,641       1,641           --            --
GEORGIA Fund                   41,395      18,533       19,295         3,567
MARYLAND Fund                 121,917     109,152           --        12,765
NORTH CAROLINA Fund           110,411      68,000       20,296        22,115



C. Distributions to Shareholders--Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carry forwards, deferral of wash sales and post October losses.

D. Expense Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. Indirect or general expenses of Multi-State Insured are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Estimated expenses are accrued daily. The Funds' custodian has provided credits for the New York Insured and the nine Funds of Multi-State Insured included in this report of $19,913 and $33,288, respectively, against custodian charges based on the uninvested cash balances of the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

2. Capital--Each Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to 12b-1 fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than 12b-1 fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 1,000,000,000 shares originally authorized, New York Insured has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Multi-State Insured has established an unlimited number of shares of beneficial interest for both Class A and Class B shares.

3. Concentration of Credit Risk--The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a State, industry or region.

4. Security Transactions--For the year ended December 31, 1996, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

                               Cost            Proceeds
                                of                of
                            Purchases           Sales
                          ------------      ------------

NEW YORK INSURED          $108,648,805      $110,126,129

MULTI-STATE INSURED
-------------------
CONNECTICUT Fund             2,403,161         2,825,683
FLORIDA Fund                14,347,491        12,332,290
GEORGIA Fund                 1,458,642         1,213,473
MARYLAND Fund                3,309,963         1,252,287
MASSACHUSETTS Fund          10,516,704        10,291,319
NEW JERSEY Fund             23,084,757        20,563,161
NORTH CAROLINA Fund          3,259,851         2,295,691
PENNSYLVANIA Fund           20,361,658        16,868,656
VIRGINIA Fund                6,921,512        10,261,971



At December 31, 1996, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                                    Gross          Gross              Net
                              Aggregate        Unrealized     Unrealized       Unrealized
                                   Cost      Appreciation   Depreciation     Appreciation
                           ------------       -----------   ------------     ------------
NEW YORK INSURED           $193,063,689       $12,943,714        $88,208      $12,855,506

MULTI-STATE INSURED
---------------------
CONNECTICUT Fund             15,338,153         1,150,693             --        1,150,693
FLORIDA Fund                 22,242,838         1,667,756             --        1,667,756
GEORGIA Fund                  3,128,268           221,113            706          220,407
MARYLAND Fund                10,280,635           603,040             --          603,040
MASSACHUSETTS Fund           20,920,707         1,750,299             --        1,750,299
NEW JERSEY Fund              55,647,657         4,558,526          1,680        4,556,846
NORTH CAROLINA Fund           5,554,812           234,276             --          234,276
PENNSYLVANIA Fund            39,637,127         2,741,417             --        2,741,417
VIRGINIA Fund                20,218,142         1,451,966             --        1,451,966




5. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and/or their transfer agent, Administrative Data Management Corp. ("ADM"). Officers and directors/trustees of the Funds received no remuneration from the Funds for serving in such capacities. Their remuneration (together with certain other expenses of the Funds) is paid by FIMCO or FIC.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of each Fund, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the year ended December 31, 1996, advisory fees of New York Insured amounted to $1,560,042. For the same period, advisory fees for the nine Funds of Multi-State Insured included in this report amounted to $1,545,529, of which $533,024 was waived; other expenses in the amount of $136,231 were assumed by FIMCO.

For the year ended December 31, 1996, FIC, as underwriter, received $367,316 in commissions on sales of shares of New York Insured, after allowing $7,893 to other dealers, and $783,451 in commissions on sales of shares of the nine Funds of Multi-State Insured included in this report, after allowing $333,646 to other dealers. Shareholder servicing costs of New York Insured and the nine Funds of Multi-State Insured consisted of $161,257 and $164,697 respectively, in transfer agent fees and out of pocket expenses accrued to ADM.

Pursuant to a Distribution Plan adopted by the Funds under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to
 .30% of the average net assets of the Class A shares and up to 1% of the average net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund.




Financial Highlights

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
--------------------------------------------------------------------------------------------------------------------------
                                                           P E R  S H A R E  D A T A
                    ------------------------------------------------------------------------------------------------------
                                    Income from Investment Operations                      Less Distributions from
                    -----------------------------------------------------------   ----------------------------------------
                        Net Asset                            Net
                           Value                    Realized and
                           -----           Net        Unrealized     Total from          Net        Net
                       Beginning    Investment    Gain (Loss) on     Investment   Investment     Realized            Total
                       of Period        Income       Investments     Operations       Income        Gains    Distributions
---------------------------------------------------------------------------------------------------------------------------
FIRST INVESTORS
NEW YORK
INSURED TAX FREE
FUND, INC.
Class A
1987                     $14.25        $.919        $(1.109)          $ (.190)       $.910         $  --         $.910
1988                      13.15         .902           .388             1.290         .930            --          .930
1989                      13.51         .901           .339             1.240         .880            --          .880
1990                      13.87         .889          (.119)             .770         .890            --          .890
1991                      13.75         .881           .574             1.455         .875            --          .875
1992                      14.33         .844           .386             1.230         .840            --          .840
1993                      14.72         .809           .608             1.417         .820          .137          .957
1994                      15.18         .758         (1.510)            (.752)        .768            --          .768
1995                      13.66         .738          1.331             2.069         .740          .059          .799
1996                      14.93         .719          (.298)             .421         .720          .091          .811
Class B
1/12/95* to 12/31/95      13.76         .616          1.232             1.848         .619          .059          .678
1996                      14.93         .617          (.306)             .311         .620          .091          .711

FIRST INVESTORS
MULTI-STATE INSURED
TAX FREE FUND

CONNECTICUT FUND
Class A
10/8/90* to 12/31/90     $11.17        $.034        $ (.014)          $  .020        $  --         $  --         $  --
1991                      11.19         .630            449             1.079         .625          .004          .629
1992                      11.64         .669           .401             1.070         .660            --          .660
1993                      12.05         .615          1.053             1.668         .625          .043          .668
1994                      13.05         .609         (1.480)            (.871)        .609            --          .609
1995                      11.57         .617          1.333             1.950         .620            --          .620
1996                      12.90         .619          (.202)             .417         .617            --          .617
Class B
1/12/95* to 12/31/95      11.67         .512          1.242             1.754         .524            --          .524
1996                      12.90         .522          (.204)             .318         .518            --          .518





Financial Highlights (continued)

-----------------------------------------------------------------------------------------------------------------------
                                                          R A T I O S /  S U P P L E M E N T A L  D A T A
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Ratio to Average Net Assets
                                                     Ratio to Average Net Assets++   Before Expenses Waived or Assumed
                     Net Asset                       ---------------------------     ---------------------------------
                         Value                                               Net                      Net     Portfolio
                     ---------    Total     Net Assests               Investment               Investment      Turnover
                        End of   Return**  End of Period   Expenses       Income     Expenses      Income          Rate
                        Period       (%)   (in thousands)       (%)          (%)          (%)         (%)           (%)
-----------------------------------------------------------------------------------------------------------------------
FIRST INVESTORS
NEW YORK
INSURED TAX FREE
FUND, INC.
Class A
1987                     $13.15        (1.25)      $103,892     1.10        6.91         N/A         N/A             2
1988                      13.51        10.10        121,017     1.26        6.77         N/A       . N/A            21
1989                      13.87         9.43        150,154     1.14        6.57         N/A         N/A            13
1990                      13.75         5.81        156,022     1.23        6.53         N/A         N/A            33
1991                      14.33        10.89        162,296     1.24        6.29         N/A         N/A            25
1992                      14.72         8.84        181,389     1.29        5.84         N/A         N/A            46
1993                      15.18         9.82        211,967     1.27        5.35         N/A         N/A            31
1994                      13.66        (5.03)       193,916     1.28        5.30         N/A         N/A            55
1995                      14.93        15.45        215,259     1.23        5.10         N/A         N/A            53
1996                      14.54         2.95        203,496     1.23        4.93         N/A         N/A            53
Class B
1/12/95* to 12/31/95      14.93        13.66          1,156     2.00+       4.34+        N/A         N/A            53
1996                      14.53         2.18          2,242     1.93        4.23         N/A         N/A            53

FIRST INVESTORS
MULTI-STATE INSURED
TAX FREE FUND

CONNECTICUT FUND
Class A
10/8/90* to 12/31/90     $11.19         7.71+       $   625       --        1.75+       1.46+        .28+            0
1991                      11.64         9.92          5,050      .06        5.83        1.60        4.28            35
1992                      12.05         9.49         10,828      .33        5.73        1.20        4.86            46
1993                      13.05        14.10         17,202      .80        4.83        1.15        4.48            29
1994                      11.57        (6.75)        14,848      .87        5.01        1.22        4.66            63
1995                      12.90        17.18         16,725      .85        4.98        1.20        4.63            26
1996                      12.70         3.37         15,203      .81        4.92        1.23        4.50            15
Class B
1/12/95* to 12/31/95      12.90        15.28            857     1.71+       4.12+       2.07+       3.76+           26
1996                      12.70         2.57          1,505     1.61        4.12        2.02        3.71            15

  *  Commencement of operations of Class A shares or date Class B shares first offered
 **  Calculated without sales charges
  +  Annualized
 ++  Net of expenses waived or assumed by the investment adviser and/or the transfer agent from the commencement of operations of each of the Funds of the First Investors Multi-State Tax Free Fund through December 31, 1996 (Note 5).





Financial Highlights

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
--------------------------------------------------------------------------------------------------------------------------
                                                           P E R  S H A R E  D A T A
                    ------------------------------------------------------------------------------------------------------
                                    Income from Investment Operations                      Less Distributions from
                    -----------------------------------------------------------   ----------------------------------------
                        Net Asset                            Net
                           Value                    Realized and
                           -----           Net        Unrealized     Total from          Net        Net
                       Beginning    Investment    Gain (Loss) on     Investment   Investment     Realized            Total
                       of Period        Income       Investments     Operations       Income        Gains    Distributions
---------------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS
MULTI-STATE
INSURED TAX
FREE FUND

FLORIDA FUND
Class A
10/5/90* to 12/31/90     $11.17        $.018        $  (.058)          $(.040)       $  --          $  --         $  --
1991                      11.13         .658            .582            1.240         .640           .030          .670
1992                      11.70         .702            .508            1.210         .700             --          .700
1993                      12.21         .664           1.032            1.696         .671           .095          .766
1994                      13.14         .642          (1.346)           (.704)        .646             --          .646
1995                      11.79         .640           1.527            2.167         .647             --          .647
1996                      13.31         .623           (.198)            .425         .625             --          .625
Class B
1/12/95* to 12/31/95      11.87         .529           1.460            1.989         .549             --          .549
1996                      13.31         .530           (.204)            .326         .526             --          .526
GEORGIA FUND
Class A
5/1/92* to 12/31/92      $11.17        $.267         $  .233           $ .500        $.250          $  --         $.250
1993                      11.42         .603           1.091            1.694         .619           .005          .624
1994                      12.49         .584          (1.165)           (.581)        .579             --          .579
1995                      11.33         .653           1.387            2.040         .650             --          .650
1996                      12.72         .639           (.161)            .478         .648             --          .648
Class B
1/12/95* to 12/31/95      11.42         .529           1.303            1.832         .542             --          .542
1996                      12.71         .563           (.183)            .380         .550             --          .550
MARYLAND FUND
Class A
10/8/90* to 12/31/90     $11.17        $.021         $  .189           $ .210        $  --          $  --         $  --
1991                      11.38         .628            .287             .915         .615             --          .615
1992                      11.68         .669            .426            1.095         .665             --          .665
1993                      12.11         .653           1.083            1.736         .660           .036          .696
1994                      13.15         .644          (1.373)           (.729)        .651             --          .651
1995                      11.77         .668           1.348            2.016         .666             --          .666
1996                      13.12         .650           (.235)            .415         .655             --          .655
Class B
1/12/95* to 12/31/95      11.85         .561           1.279            1.840         .570             --          .570
1996                      13.12         .555           (.249)            .306         .556             --          .556





Financial Highlights (continued)

-----------------------------------------------------------------------------------------------------------------------
                                                          R A T I O S /  S U P P L E M E N T A L  D A T A
-----------------------------------------------------------------------------------------------------------------------
                                                                                    Ratio to Average Net Assets Before
                                                     Ratio to Average Net Assets++  Expenses Waived or Assumed
                                                      ---------------------------   --------------------------
                     Net Asset                                               Net                      Net     Portfolio
                         Value    Total     Net Assests               Investment               Investment      Turnover
                        End of   Return**  End of Period   Expenses       Income     Expenses      Income          Rate
                        Period       (%)   (in thousands)       (%)          (%)          (%)         (%)           (%)
-----------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS
MULTI-STATE
INSURED TAX
FREE FUND

FLORIDA FUND
Class A
10/5/90* to 12/31/90     $11.13    (1.48)+    $ 1,339          --         1.20+       1.03+        .17+            0
1991                      11.70    11.45        6,891         .06         6.12        1.12        5.06            70
1992                      12.21    10.67       12,678         .29         5.97        1.17        5.10            65
1993                      13.14    14.19       21,397         .45         5.20        1.10        4.55            53
1994                      11.79    (5.39)      19,765         .62         5.24        1.19        4.67            98
1995                      13.31    18.77       22,229         .75         5.05        1.15        4.65            68
1996                      13.11     3.34       23,299         .83         4.80        1.16        4.47            55
Class B
1/12/95* to 12/31/95      13.31    17.06          299        1.68+        4.12+       2.09+       3.70+           68
1996                      13.11     2.56          549        1.62         4.01        1.95        3.68            55
GEORGIA FUND
Class A
5/1/92* to 12/31/92      $11.42     6.75+     $   365          --         4.45+       3.32+       1.13+           53
1993                      12.49    15.16        1,469         .13         4.96        1.84        3.24            50
1994                      11.33    (4.69)       2,065         .20         4.99        1.93        3.26            78
1995                      12.72    18.40        3,047         .20         5.41        1.42        4.20            45
1996                      12.55     3.94        3,269         .38         5.17        1.44        4.11            37
Class B
1/12/95* to 12/31/95      12.71    16.34           97        1.00+        4.61+       2.22+       3.40+           45
1996                      12.54     3.13          151        1.19         4.36        2.25        3.30            37
MARYLAND FUND
Class A
10/8/90* to 12/31/90     $11.38     8.08+     $   403          --         1.69+       2.88+      (1.19)+           0
1991                      11.68     8.30        1,543         .05         5.74        1.88        3.92            26
1992                      12.11     9.64        3,575         .20         5.72        1.38        4.55            38
1993                      13.15    14.62        6,643         .45         5.16        1.28        4.33            50
1994                      11.77    (5.59)       6,904         .45         5.27        1.34        4.37            44
1995                      13.12    17.50        8,666         .48         5.32        1.24        4.55            49
1996                      12.88     3.33       10,118         .51         5.10        1.24        4.37            13
Class B
1/12/95* to 12/31/95      13.12    15.82          423        1.38+        4.42+       2.19+       3.61+           49
1996                      12.87     2.45        1,021        1.31         4.30        2.05        3.57            13

  * Commencement of operations of Class A shares or date Class B shares first offered
 ** Calculated without sales charges
  + Annualized
 ++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent from the commencement of operations of each of the Funds of the First Investors Multi-State Tax Free Fund through December 31, 1996 (Note 5).





Financial Highlights

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
--------------------------------------------------------------------------------------------------------------------------
                                                           P E R  S H A R E  D A T A
                    ------------------------------------------------------------------------------------------------------
                                    Income from Investment Operations                      Less Distributions from
                    -----------------------------------------------------------   ----------------------------------------
                        Net Asset                            Net
                           Value                    Realized and
                           -----           Net        Unrealized     Total from          Net        Net
                       Beginning    Investment    Gain (Loss) on     Investment   Investment     Realized            Total
                       of Period        Income       Investments     Operations       Income        Gains    Distributions
---------------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS
MULTI-STATE
INSURED TAX
FREE FUND

MASSACHUSETTS FUND
Class A
1987                      $11.13        $.533       $(1.143)          $(.610)        $.510         $  --         $.510
1988                       10.01         .753          .547            1.300          .770            --          .770
1989                       10.54         .725          .345            1.070          .730            --          .730
1990                       10.88         .748         (.038)            .710          .750            --          .750
1991                       10.84         .732          .468            1.200          .730            --          .730
1992                       11.31         .687          .399            1.086          .676          .010          .686
1993                       11.71         .653          .716            1.369          .660          .139          .799
1994                       12.28         .627        (1.267)           (.640)         .630            --          .630
1995                       11.01         .612         1.227            1.839          .613          .016          .629
1996                       12.22         .603         (.256)            .347          .602          .045          .647
Class B
1/12/95* to 12/31/95       11.09         .508         1.155            1.663          .527          .016          .543
1996                       12.21         .514         (.263)            .251          .506          .045          .551
NEW JERSEY FUND
Class A
9/13/88* to 12/31/88      $11.13        $.083       $  .117           $ .200         $  --         $  --         $  --
1989                       11.33         .797          .373            1.170          .770            --          .770
1990                       11.73         .787          .013             .800          .800            --          .800
1991                       11.73         .762          .548            1.310          .750            --          .750
1992                       12.29         .716          .439            1.155          .716          .059          .775
1993                       12.67         .680          .947            1.627          .684          .103          .787
1994                       13.51         .659        (1.448)           (.789)         .661            --          .661
1995                       12.06         .648         1.291            1.939          .652          .097          .749
1996                       13.25         .636         (.245)            .391          .636          .015          .651
Class B
1/12/95* to 12/31/95       12.14         .526         1.199            1.725          .528          .097          .625
1996                       13.24         .533         (.253)            .280          .535          .015          .550





Financial Highlights (continued)

-----------------------------------------------------------------------------------------------------------------------
                                                          R A T I O S /  S U P P L E M E N T A L  D A T A
-----------------------------------------------------------------------------------------------------------------------
                                                                                    Ratio to Average Net Assets Before
                                                     Ratio to Average Net Assets++  Expenses Waived or Assumed
                     Net Asset                       ---------------------------    --------------------------
                         Value                                               Net                      Net     Portfolio
                        ------    Total     Net Assests               Investment               Investment      Turnover
                        End of   Return**  End of Period   Expenses       Income     Expenses      Income          Rate
                        Period       (%)   (in thousands)       (%)          (%)          (%)         (%)           (%)
-----------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS
MULTI-STATE
INSURED TAX
FREE FUND

MASSACHUSETTS FUND
Class A
1987                     $10.01      5.43      $ 1,595        .05          6.32        1.13         5.24          16
1988                      10.54     13.40        2,901        .10          7.33        1.29         6.14          31
1989                      10.88     10.43        8,292        .10          6.78        1.03         5.85          11
1990                      10.84      6.85       12,760        .06          7.01         .99         6.09          22
1991                      11.31     11.45       17,608        .28          6.66         .99         5.94           4
1992                      11.71      9.90       20,067        .70          5.99        1.17         5.52          28
1993                      12.28     11.93       23,653        .90          5.37        1.15         5.12          32
1994                      11.01     (5.30)      20,838        .95          5.45        1.20         5.20          64
1995                      12.22     17.07       23,180        .90          5.22        1.15         4.97          40
1996                      11.92      2.99       22,543        .86          5.08        1.18         4.76          45
Class B
1/12/95* to 12/31/95      12.21     15.28          314       1.76+         4.36+       2.01+        4.10+         40
1996                      11.91      2.16          519       1.66          4.28        1.98         3.96          45
NEW JERSEY FUND
Class A
9/13/88* to 12/31/88     $11.33      5.96+     $ 2,148         --          4.95+        .95+        3.99+          0
1989                      11.73     10.61       17,380        .03          6.82         .92         5.93          10
1990                      11.73      7.10       30,686        .10          6.93         .91         6.12          16
1991                      12.29     11.52       42,475        .44          6.38         .98         5.84          22
1992                      12.67      9.74       54,372        .78          5.76        1.13         5.41          42
1993                      13.51     13.09       64,558        .96          5.12        1.11         4.97          44
1994                      12.06     (5.91)      55,379        .99          5.21        1.14         5.06          60
1995                      13.25     16.41       59,153        .99          5.06        1.14         4.91          30
1996                      12.99      3.09       58,823        .98          4.92        1.13         4.77          35
Class B
1/12/95* to 12/31/95      13.24     14.45          957       1.81+         4.24+       1.97+        4.08+         30
1996                      12.97      2.22        1,603       1.78          4.12        1.93         3.97          35

  * Commencement of operations of Class A shares or date Class B shares first offered
 ** Calculated without sales charges
  + Annualized
 ++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent from the commencement of operations of each of the Funds of the First Investors Multi-State Tax Free Fund through December 31, 1996 (Note 5).





Financial Highlights

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
--------------------------------------------------------------------------------------------------------------------------
                                                           P E R  S H A R E  D A T A
                    ------------------------------------------------------------------------------------------------------
                                    Income from Investment Operations                      Less Distributions from
                    -----------------------------------------------------------   ----------------------------------------
                        Net Asset                            Net
                           Value                    Realized and
                           -----           Net        Unrealized     Total from          Net        Net
                       Beginning    Investment    Gain (Loss) on     Investment   Investment     Realized            Total
                       of Period        Income       Investments     Operations       Income        Gains    Distributions
---------------------------------------------------------------------------------------------------------------------------
FIRST INVESTORS
MULTI-STATE
INSURED TAX
FREE FUND

NORTH CAROLINA FUND
Class A
5/4/92* to 12/31/92       $11.17       $.272         $  .188           $ .460        $.260         $  --         $.260
1993                       11.37        .595            .962            1.557         .604          .043          .647
1994                       12.28        .594          (1.380)           (.786)        .594            --          .594
1995                       10.90        .608           1.391            1.999         .609            --          .609
1996                       12.29        .590           (.159)            .431         .591            --          .591
Class B
1/12/95* to 12/31/95       10.99        .492           1.307            1.799         .499            --          .499
1996                       12.29        .496           (.161)            .335         .495            --          .495
PENNSYLVANIA FUND
Class A
4/30/90* to 12/31/90      $11.17       $.296         $  .214           $ .510        $.270         $  --         $.270
1991                       11.41        .714            .429            1.143         .695          .008          .703
1992                       11.85        .699            .427            1.126         .716            --          .716
1993                       12.26        .667           1.048            1.715         .663          .152          .815
1994                       13.16        .627          (1.447)           (.820)        .630            --          .630
1995                       11.71        .638           1.463            2.101         .635          .036          .671
1996                       13.14        .622           (.197)            .425         .627          .028          .655
Class B
1/12/95* to 12/31/95       11.81        .539           1.376            1.915         .549          .036          .585
1996                       13.14        .529           (.201)            .328         .530          .028          .558
VIRGINIA FUND
Class A
4/30/90* to 12/31/90      $11.17       $.320         $  .080           $ .400        $.300         $  --         $.300
1991                       11.27        .715            .523            1.238         .690          .018          .708
1992                       11.80        .683            .481            1.164         .702          .032          .734
1993                       12.23        .636            .915            1.551         .639          .082          .721
1994                       13.06        .611          (1.383)           (.772)        .608            --          .608
1995                       11.68        .625           1.370            1.995         .629          .036          .665
1996                       13.01        .626           (.195)            .431         .624          .067          .691
Class B
1/12/95* to 12/31/95       11.76        .510           1.286            1.796         .520          .036          .556
1996                       13.00        .525           (.194)            .331         .524          .067          .591






Financial Highlights (continued)

-----------------------------------------------------------------------------------------------------------------------
                                                          R A T I O S /  S U P P L E M E N T A L  D A T A
-----------------------------------------------------------------------------------------------------------------------
                                                                                    Ratio to Average Net Assets Before
                                                     Ratio to Average Net Assets++  Expenses Waived or Assumed
                     Net Asset                       ---------------------------    ----------------------------------
                         Value                                               Net                      Net     Portfolio
                        ------    Total      Net Assests              Investment               Investment      Turnover
                        End of   Return**  End of Period   Expenses       Income     Expenses      Income          Rate
                        Period       (%)   (in thousands)       (%)          (%)          (%)         (%)           (%)
-----------------------------------------------------------------------------------------------------------------------
FIRST INVESTORS
MULTI-STATE
INSURED TAX
FREE FUND

NORTH CAROLINA FUND
Class A
5/4/92* to 12/31/92      $11.37      6.21+     $ 1,084         --          4.53+       2.20+        2.33+         10
1993                      12.28     13.98        3,883        .13          4.99        1.28         3.83          32
1994                      10.90     (6.45)       3,872        .20          5.22        1.44         3.99          61
1995                      12.29     18.72        4,984        .20          5.18        1.36         4.03          76
1996                      12.13      3.68        5,822        .38          4.94        1.31         4.02          43
Class B
1/12/95* to 12/31/95      12.29     16.65           75       1.00+         4.38+       2.16+        3.23+         76
1996                      12.13      2.85          134       1.20          4.12        2.12         3.20          43
PENNSYLVANIA FUND
Class A
4/30/90* to 12/31/90     $11.41      6.88+     $ 6,252        .05+         5.39+       1.05+        4.39+          1
1991                      11.85     10.24       16,118        .29          6.28        1.03         5.54          26
1992                      12.26      9.81       26,036        .56          5.84        1.12         5.28          18
1993                      13.16     14.28       35,514        .79          5.17        1.10         4.86          37
1994                      11.71     (6.31)      33,542        .88          5.11        1.13         4.86          81
1995                      13.14     18.29       39,980        .86          5.07        1.11         4.82          48
1996                      12.91      3.39       42,228        .86          4.86        1.11         4.61          42
Class B
1/12/95* to 12/31/95      13.14     16.49          247       1.72+         4.20+       1.98+        3.94+         48
1996                      12.91      2.61          781       1.66          4.06        1.91         3.81          42
VIRGINIA FUND
Class A
4/30/90* to 12/31/90     $11.27      5.40+     $ 3,327        .08+         5.56+       1.22+        4.43+          0
1991                      11.80     11.31        9,756        .13          6.32        1.10         5.36          15
1992                      12.23     10.19       16,507        .56          6.75        1.22         5.09          41
1993                      13.06     12.94       24,684        .81          4.97        1.16         4.62          39
1994                      11.68     (5.97)      22,325        .85          5.01        1.20         4.66          55
1995                      13.01     17.42       25,193        .81          5.01        1.16         4.66          34
1996                      12.75      3.47       21,047        .79          4.93        1.20         4.52          30
Class B
1/12/95* to 12/31/95      13.00     15.53          991       1.66+         4.16+       2.02+        3.80+         34
1996                      12.74      2.66        1,166       1.59          4.13        2.00         3.72          30

  * Commencement of operations of Class A shares or date Class B shares first offered
 ** Calculated without sales charges
  + Annualized
 ++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent from the commencement of operations of each of the Funds of the First Investors Multi-State Tax Free Fund through December 31, 1996 (Note 5).

See notes to financial statements




Independent Auditor's Report

To the Shareholders and Boards of Directors/Trustees of First Investors New York Insured Tax Free Fund, Inc. and
First Investors Multi-State Insured Tax Free Fund
   Connecticut, Florida, Georgia, Maryland, Massachusetts,
   New Jersey, North Carolina, Pennsylvania and Virginia Funds

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of First Investors New York Insured Tax Free Fund, Inc. and the nine Funds of First Investors Multi-State Insured Tax Free Fund listed above as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors New York Insured Tax Free Fund, Inc. and each of the nine Funds of First Investors Multi-State Insured Tax Free Fund listed above as of December 31, 1996, and the results of their operations, changes in their net assets and financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

                                                    Tait, Weller & Baker
Philadelphia, Pennsylvania
January 31, 1997



This page intentionally left blank.



FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

Directors/Trustees
---------------------------------
James J. Coy

Roger L. Grayson

Glenn O. Head

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
---------------------------------

Glenn O. Head
President

Clark D. Wagner
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer


FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

Shareholder Information
---------------------------------
Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Two Penn Center Plaza
Philadelphia, PA 19102

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that an additional copy of such reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.





First Investors
Multi-State Insured
Tax Free Fund

Arizona Fund
California Fund
Colorado Fund
Michigan Fund
Minnesota Fund
Missouri Fund
Ohio Fund
Oregon Fund

ANNUAL
REPORT


DECEMBER 31, 1996


Vertically reading from bottom to top in the center of the page the words "FIRST INVESTORS" appear.

The following appears in a box to the left of the above language:

First Investors Logo (as described above)

NEED SERVICE?

If you have questions about your account...or would like information regarding other products or services...please contact your representative or call our Shareholder Services Department at...

(800) 423-4026

The following appears in a box within the above box:

Our business is...putting investors first

The following appears on the bottom lefthand side:


FIMS-149


Portfolio Manager's Letter
First Investors Multi-State Insured Tax Free Fund
Arizona, California, Colorado, Michigan, Minnesota,
Missouri, Ohio and Oregon Funds

Dear Investor:

The current economic expansion extended to its fifth year in 1996. The economy grew by 3.4% during the year with the core rate of consumer price inflation increasing 2.6%, its slowest pace since the mid-1960's. The combination of moderate growth and low inflation provided a positive background for the financial markets. The broad stock market averages made new highs in 1996 while long-term interest rates moved somewhat higher during the year. Besides the economy, the markets benefited from strong demand for U.S. securities. Individual investors bought a record amount of stock mutual funds, while foreign investors bought a record amount of U.S. Treasury bonds.

Long-term municipal bond prices fell slightly during 1996. The municipal bond market's performance compares very favorably to the Treasury bond market where long-term bond prices fell substantially. The municipal bond market's relatively strong performance during 1996 was attributable to the comparatively cheap levels at which the market began the year, due to concerns over potential tax reform. As those concerns disappeared, demand for tax-exempt bonds increased and municipal bonds appreciated versus Treasury bonds. In fact, broad based demand throughout the year from individuals and insurance companies was sufficient to absorb $183 billion of the new issue supply.

During 1996, the eight Multi-State Funds included in this report had the following returns on a net asset value basis on Class A and B shares, respectively: Arizona 3.7% and 2.9%, California 3.9% and 3.2%, Colorado 4.6% and 3.7%, Michigan 3.4% and 2.5%, Minnesota 3.5% and 2.6%, Missouri 3.8% and 2.9%, Ohio 4.2% and 3.4%, and Oregon 3.7% and 2.9%.

The good performance of the Funds during 1996 is the result of two factors. First, the Funds have accumulated substantial positions in relatively high yielding bonds during periods of market weakness. These bonds provide a high level of current income and help enhance total return. Second, the Funds have focused during the past several years on improving call protection, in particular buying high coupon noncallable bonds when available. The high coupon noncallable bonds provide good total return performance with no sacrifice of current income.

The value of municipal bond insurance for single state funds was once again illustrated by the passage of ballot initiatives this November in California and Oregon. Proposition 218 in California and Measure 47 in Oregon both limit the financial and operational flexibility of local governments by restricting their ability to raise revenues. The result will be a deterioration in the credit of certain municipalities in both states. Because municipal bonds owned by the First Investors California and Oregon Tax Free Funds are insured, these funds will be largely insulated from any credit problems.

Investors who buy bond funds -- whether for income or total return -- should be aware that the value of their investment fluctuates as interest rates change. For example, a 1% increase in yield on a ten year bond results in roughly a 7% decrease in that bond's price. In each of the last five years, ten year Treasury bond yields have moved more than 1%. In addition, while the Funds' municipal bonds are insured as to timely payment of principal and interest, this insurance does not protect the bonds against changes in market value. Investors should be aware of these risks and recognize that successful investing generally requires a long-term commitment to the market.

Looking forward, the factors that benefited the markets in 1996 appear likely to continue in 1997: moderate growth, low inflation, and strong demand for financial assets. A significant risk to the market is that inflation may increase due to the length of the economic expansion. This could lead the Federal Reserve to raise interest rates, hurting both the bond and stock markets. On the other hand, the markets may be positively surprised by legislation from the President and Congress to eliminate the federal budget deficit. We will continue to be alert to events that may affect the value of your investments.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/Clark D. Wagner
Clark D. Wagner
Chief Investment Officer
and Portfolio Manager

January 31, 1997


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND

As of December 31, 1996

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Arizona Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                 ARIZONA          LEHMAN
NOV 1990          9,375           10,000
DEC 1990          9,337           10,246
DEC 1991         10,241           11,490
DEC 1992         11,345           12,503
DEC 1993         13,033           14,038
DEC 1994         12,298           13,313
DEC 1995         14,562           15,636
DEC 1996         15,100           16,301

**BOXED INFORMATION INSIDE GRAPH

                    Average Annual Total Return*
Class A shares         N.A.V. Only        S.E.C. Standardized
One Year                  3.69%                  (2.81)%
Five Years                8.08%                   6.69%
Since Inception
(11/1/90)                 8.03%                   6.91%
S.E.C. 30-Day Yield                   4.64%
Class B shares
One Year                  2.89%                  (1.24)%
Since Inception
(1/12/95)                 9.49%                   7.26%
S.E.C. 30-Day Yield                   4.16%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Arizona Fund (Class A shares) beginning 11/1/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (3.54)%, 5.79% and 5.94%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.94%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (1.98)% and 6.38%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.42%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND

As of December 31, 1996

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- California Fund
(Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                CALIFORNIA        LEHMAN
FEB 1987          9,375           10,000
DEC 1987          8,758            9,805
DEC 1988          9,891           10,800
DEC 1989         10,891           11,965
DEC 1990         11,669           12,838
DEC 1991         12,982           14,397
DEC 1992         14,236           15,666
DEC 1993         16,117           17,589
DEC 1994         15,134           16,680
DEC 1995         17,883           19,591
DEC 1996         18,583           20,424

**BOXED INFORMATION INSIDE GRAPH

                    Average Annual Total Return*
Class A shares         N.A.V. Only        S.E.C. Standardized
One Year                  3.91%                  (2.60)%
Five Years                7.47%                   6.09%
Since Inception
(2/23/87)                 7.18%                   6.48%
S.E.C. 30-Day Yield                   4.32%
Class B shares
One Year                  3.16%                   (.98)%
Since Inception
(1/12/95)                 9.50%                   7.27%
S.E.C. 30-Day Yield                   3.82%


The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- California Fund (Class A shares) beginning 2/23/87 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (2.96)%, 5.72% and 5.85%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.99%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (1.33)% and 6.91%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.48%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND

As of December 31, 1996

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund--Colorado Fund (Class
A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                COLORADO          LEHMAN
MAY 1992          9,375           10,000
DEC 1992         10,015           10,753
DEC 1993         11,432           12,073
DEC 1994         10,773           11,449
DEC 1995         12,739           13,447
DEC 1996         13,321           14,018

**BOXED INFORMATION INSIDE GRAPH

                    Average Annual Total Return*
Class A shares         N.A.V. Only        S.E.C. Standardized
One Year                  4.57%                  (1.97)%
Since Inception
(5/4/92)                  7.80%                   6.33%
S.E.C. 30-Day Yield                   4.49%
Class B shares
One Year                  3.68%                   (.43)%
Since Inception
(1/12/95)                 9.91%                   7.67%
S.E.C. 30-Day Yield                   4.02%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Colorado Fund (Class A shares) beginning 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (3.00)% and 5.14%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.48%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (1.52)% and 6.16%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 2.97%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND

As of December 31, 1996

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Michigan Fund
(Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                MICHIGAN          LEHMAN
JAN 1987          9,375           10,000
DEC 1987          8,933           10,150
DEC 1988         10,153           11,180
DEC 1989         11,268           12,386
DEC 1990         12,049           13,289
DEC 1991         13,402           14,903
DEC 1992         14,821           16,217
DEC 1993         16,969           18,207
DEC 1994         15,890           17,266
DEC 1995         18,666           20,279
DEC 1996         19,296           21,141

**BOXED INFORMATION INSIDE GRAPH

                    Average Annual Total Return*
Class A shares         N.A.V. Only        S.E.C. Standardized
One Year                  3.37%                  (3.07)%
Five Years                7.52%                   6.15%
Ten Years                 7.48%                   6.79%
S.E.C. 30-Day Yield                   4.25%
Class B shares
One Year                  2.49%                  (1.58)%
Since Inception
(1/12/95)                 8.97%                   6.74%
S.E.C. 30-Day Yield                   3.75%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Michigan Fund (Class A shares) beginning 1/1/87 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (3.41)%, 5.76% and 6.14%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 4.01%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (1.87)% and 6.36%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.49%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND

As of December 31, 1996

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Minnesota Fund
(Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                MINNESOTA          LEHMAN
JAN 1987          9,375           10,000
DEC 1987          8,887           10,150
DEC 1988          9,897           11,180
DEC 1989         10,861           12,386
DEC 1990         11,623           13,289
DEC 1991         12,876           14,903
DEC 1992         14,072           16,217
DEC 1993         15,662           18,207
DEC 1994         14,733           17,266
DEC 1995         17,043           20,279
DEC 1996         17,634           21,141

**BOXED INFORMATION INSIDE GRAPH

                    Average Annual Total Return*
Class A shares         N.A.V. Only        S.E.C. Standardized
One Year                  3.47%                  (3.03)%
Five Years                6.49%                   5.13%
Ten Years                 6.52%                   5.84%
S.E.C. 30-Day Yield                   4.69%
Class B shares
One Year                  2.61%                  (1.50)%
Since Inception
(1/12/95)                 8.35%                   6.12%
S.E.C. 30-Day Yield                   4.22%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Minnesota Fund (Class A shares) beginning 1/1/87 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (3.72)%, 4.42% and 4.91%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 4.05%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (2.10)% and 5.40%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.56%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND

As of December 31, 1996

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Missouri Fund
(Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                MISSOURI          LEHMAN
MAY 1992          9,375           10,000
DEC 1992          9,917           10,753
DEC 1993         11,326           12,073
DEC 1994         10,624           11,449
DEC 1995         12,594           13,447
DEC 1996         13,077           14,018

**BOXED INFORMATION INSIDE GRAPH

                    Average Annual Total Return*
Class A shares         N.A.V. Only        S.E.C. Standardized
One Year                  3.84%                  (2.65)%
Since Inception
(5/4/92)                  7.38%                   5.91%
S.E.C. 30-Day Yield                   4.78%
Class B shares
One Year                  2.93%                  (1.19)%
Since Inception
(1/12/95)                 9.61%                   7.35%
S.E.C. 30-Day Yield                   4.32%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Missouri Fund (Class A shares) beginning 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (3.83)% and 4.19%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.49%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (2.90)% and 5.79%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 2.94%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--OHIO FUND

As of December 31, 1996

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Ohio Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                  OHIO            LEHMAN
JAN 1987          9,375           10,000
DEC 1987          8,893           10,150
DEC 1988         10,152           11,180
DEC 1989         11,269           12,386
DEC 1990         12,097           13,289
DEC 1991         13,464           14,903
DEC 1992         14,808           16,217
DEC 1993         16,751           18,207
DEC 1994         15,761           17,266
DEC 1995         18,495           20,279
DEC 1996         19,278           21,141

**BOXED INFORMATION INSIDE GRAPH

                    Average Annual Total Return*
Class A shares         N.A.V. Only        S.E.C. Standardized
One Year                  4.23%                  (2.25)%
Five Years                7.44%                   6.07%
Ten Years                 7.47%                   6.80%
S.E.C. 30-Day Yield                   4.51%
Class B shares
One Year                  3.43%                   (.70)%
Since Inception
(1/12/95)                 9.35%                   7.08%
S.E.C. 30-Day Yield                   4.02%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Ohio Fund (Class A shares) beginning 1/1/87 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (2.70)%, 5.59% and 6.07%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 4.18%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (1.08)% and 6.57%, respectively, and the S.E.C. 30-Day yield for December 1996 would have been 3.67%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--OREGON FUND

As of December 31, 1996

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Oregon Fund (Class
A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                  OREGON          LEHMAN
MAY 1992          9,375           10,000
DEC 1992          9,794           10,753
DEC 1993         11,079           12,073
DEC 1994         10,343           11,449
DEC 1995         12,204           13,447
DEC 1996         12,653           14,018

**BOXED INFORMATION INSIDE GRAPH

                    Average Annual Total Return*
Class A shares         N.A.V. Only        S.E.C. Standardized
One Year                  3.68%                  (2.80)%
Since Inception
(5/4/92)                  6.62%                   5.17%
S.E.C. 30-Day Yield                   4.57%
Class B shares
One Year                  2.87%                  (1.28)%
Since Inception
(1/12/95)                 9.38%                   7.13%
S.E.C. 30-Day Yield                   4.08%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Oregon Fund (Class A shares) beginning 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (3.71)% and 3.85%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.71%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (2.13)% and 5.61%, respectively, and the S.E.C. 30-Day Yield for December 1996 would have been 3.17%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
December 31, 1996


                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
 Principal                                                                                            $10,000 of
    Amount      Security                                                                       Value  Net Assets
----------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--97.2%
                Certificates of Participation--7.2%
                Arizona State:
    $  100 M    6.1% 5/1/2007                                                             $  106,750     $   123
       375 M    6 1/4% 9/1/2010                                                              400,781         462
       100 M    Arizona State Municipal Financing Program 7.7% 8/1/2010                      117,125         135
----------------------------------------------------------------------------------------------------------------
                                                                                             624,656         720
----------------------------------------------------------------------------------------------------------------
                Education--1.8%
       140 M    Arizona State University Revenue 7% 7/1/2001*                                156,975         181
----------------------------------------------------------------------------------------------------------------
                General Obligation--43.2%
       600 M    Chandler, Arizona 6 1/4% 7/1/2011                                            657,750         759
                Maricopa County, Arizona:
       235 M    School District #3 (Tempe) 7.3% 7/1/2009                                     282,587         326
       400 M    School District #11 (Peoria) 6.1% 7/1/2010                                   427,500         493
       100 M    School District #14 (Creighton) 7 7/8% 7/1/2006                              122,500         141
     1,000 M    School District #41 (Gilbert) Zero Coupon 1/1/2008                           563,750         650
       300 M    School District #68 (Alhambra) 6 3/4% 7/1/2014                               335,250         387
       100 M    School District #92 (Pendergast Elementary) 6 5/8% 7/1/2000*                 108,500         125
       200 M    School District #231 (Tempe) 7% 7/1/2008                                     233,500         269
       145 M    Pima County, Arizona Unified School District #13 (Tanque Verde)
                6.7% 7/1/2010                                                                161,131         186
       140 M    Puerto Rico Commonwealth 6.6% 7/1/2002*                                      156,100         180
       200 M    Santa Cruz County, Arizona School District #35, 6% 7/1/2008                  213,750         246
                Yavapai County, Arizona:
       230 M    Elementary School District #6 (Cottonwood-Oak Creek) 6.7% 7/1/2009           254,725         294
       215 M    Elementary School District #28 (Camp Verde) 6% 7/1/2008                      231,663         267
----------------------------------------------------------------------------------------------------------------
                                                                                           3,748,706       4,323
----------------------------------------------------------------------------------------------------------------
                Hospital--13.8%
       650 M    Maricopa County, Arizona Ind. Dev. Auth. (Samaritan Health Svcs.)
                7% 12/1/2016                                                                 772,687         891
       100 M    Mohave County, Arizona Hosp. Dist. #1 (Kingman Reg. Med. Ctr.)
                6.45% 6/1/2008                                                               106,750         123
       300 M    Pima County, Arizona Ind. Dev. Auth. (Tucson Med. Ctr.) 6 3/8% 4/1/2012      320,250         369
----------------------------------------------------------------------------------------------------------------
                                                                                           1,199,687       1,383
----------------------------------------------------------------------------------------------------------------
                Housing--1.4%
       115 M    Phoenix, Arizona Hsg. Fin. Corp. Mtg. Rev. 6.65% 7/1/2006                    116,869         135
----------------------------------------------------------------------------------------------------------------
                Transportation--6.0%
       385 M    Phoenix, Arizona Airport Revenue 6 1/4% 7/1/2012                             411,950         475
       100 M    Phoenix, Arizona Street & Highway User Revenue 6 1/4% 7/1/2002*              106,000         122
----------------------------------------------------------------------------------------------------------------
                                                                                             517,950         597
----------------------------------------------------------------------------------------------------------------
                Utilities--12.0%
       200 M    Central Arizona Water Conservation District Zero Coupon 5/1/2005             132,750         153
       200 M    Chandler, Arizona Water & Sewer Revenue 7 1/4% 7/1/2013                      239,250         276
       225 M    Gilbert, Arizona Water & Sewer Revenue 6 1/2% 7/1/2012                       244,125         282
       100 M    Peoria, Arizona Water & Sewer Revenue  6.6% 7/1/2004                         107,500         124
       250 M    Tucson, Arizona Water Revenue  8% 7/1/2013                                   319,688         369
----------------------------------------------------------------------------------------------------------------
                                                                                           1,043,313       1,204
----------------------------------------------------------------------------------------------------------------
                Other Revenue--11.8%
       305 M    Casa Grande, Arizona Excise Tax Rev. 6.1% 4/1/2009                           322,919         373
       250 M    Phoenix, Arizona Civic Impt. Mun. Facs. Excise Tax Rev. 6.6% 7/1/2008        279,375         322
       400 M    Sierra Vista, Arizona Mun. Ppty. Corp. Mun. Facs. Rev. 6% 1/1/2011           420,000         484
----------------------------------------------------------------------------------------------------------------
                                                                                           1,022,294       1,179
----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $7,699,442)                               97.2%       8,430,450       9,722
Other Assets, Less Liabilities                                                  2.8          241,035         278
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%      $8,671,485     $10,000
================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
December 31, 1996


                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
 Principal                                                                                            $10,000 of
    Amount      Security                                                                       Value  Net Assets
----------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.5%
                Certificates of Participation--9.0%
    $  500 M    Castaic Lake Water Agency Water System Impt. Proj. 7% 8/1/2012           $   588,750     $   376
       500 M    San Diego County, Calif. Inmate Reception Center 6 3/4% 8/1/2014             554,375         354
       240 M    Yolo County, Calif. Flood Control & Water Conservation
                7 1/8% 7/15/2003*                                                            274,500         175
----------------------------------------------------------------------------------------------------------------
                                                                                           1,417,625         905
----------------------------------------------------------------------------------------------------------------
                General Obligation--7.7%
       370 M    Greenfield, Calif. School District 7.1%  8/1/2012                            394,975         252
       750 M    Walnut Valley, Calif. School District 6% 8/1/2012                            804,375         513
----------------------------------------------------------------------------------------------------------------
                                                                                           1,199,350         765
----------------------------------------------------------------------------------------------------------------
                Hospital--1.0%
       155 M    California Health Facilities Financing Authority Revenue
                (Episcopal Homes) 7.85% 7/1/2015                                             158,853         101
----------------------------------------------------------------------------------------------------------------
                Transportation--3.6%
       500 M    Los Angeles County, Calif. Trans. Comm. Sales Tax Rev.
                6 3/4% 7/1/2001*                                                             556,875         355
----------------------------------------------------------------------------------------------------------------
                Utilities--10.9%
       300 M    Big Bear Lake, California Water Revenue 6% 4/1/2015                          322,125         206
       750 M    East Bay Municipal Utility District 6.4% 6/1/2004*                           844,687         539
       250 M    Fresno, California Water Revenue 6 1/4% 9/1/2014                             276,563         176
       250 M    Los Angeles, Calif. Wastewater System 7% 6/1/2011                            268,125         171
----------------------------------------------------------------------------------------------------------------
                                                                                           1,711,500       1,092
----------------------------------------------------------------------------------------------------------------
                Other Revenue--66.3%
       500 M    Barstow, Calif. Redevelopment Agency 7% 9/1/2014                             596,250         380
       105 M    California Public Capital Impt. Fin. Auth. Rev. 8.1% 3/1/2018                110,512          71
     1,315 M    California State Public Works Board 6 1/2% 12/1/2008                       1,489,238         950
     1,000 M    Long Beach, Calif. Fing. Auth. Rev. 6% 11/1/2017                           1,080,000         689
       300 M    Sacramento, Calif. Redev. Agency Merged Downtown
                Redev. Proj. 6 3/4% 11/1/2005                                                326,625         208
       640 M    San Francisco, Calif. City & Cnty. Pkg. Auth. Rev. 7% 6/1/2011               732,800         468
       500 M    San Francisco, Calif. City & Cnty. Redev. Agy. (Moscone Ctr.)
                6 3/4% 7/1/2015                                                              553,750         353
       500 M    San Jose, Calif. Redevelopment Agency 6% 8/1/2015                            535,625         342
       700 M    San Mateo County, Calif. Jt. Powers Auth. Lease Revenue
                6 1/2% 7/1/2015                                                              792,750         506
       500 M    San Rafael, Calif. Redev. Agency 6.45% 12/1/2017                             535,625         342
       500 M    Santa Ana, Calif. Fin. Auth. Lease Rev. 6 1/4% 7/1/2015                      551,875         352
       750 M    Santa Margarita/Dana Point, Calif. Impt. Dist. 7 1/4% 8/1/2010               897,187         572
       750 M    South Gate, Calif. Public Financing Authority 6% 10/1/2012                   805,313         514
                South Orange County, Calif. Public Finance Authority:
       700 M    6 1/2% 8/15/2010                                                             791,000         506
       500 M    7% 9/1/2011                                                                  590,625         377
----------------------------------------------------------------------------------------------------------------
                                                                                          10,389,175       6,630
----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $14,043,126)                              98.5%      15,433,378       9,848
Other Assets, Less Liabilities                                                  1.5          238,282         152
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%     $15,671,660     $10,000
================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
December 31, 1996


                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
 Principal                                                                                            $10,000 of
    Amount      Security                                                                       Value  Net Assets
----------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--99.4%
                Education--9.1%
      $225 M    Colorado Postsecondary Educ. Facs. Auth. Rev. (Aurora Fndtn. Proj.)
                6% 9/1/2015                                                               $  233,156     $   629
       100 M    University of Northern Colorado Revenue 6% 6/1/2014                          104,750         283
----------------------------------------------------------------------------------------------------------------
                                                                                             337,906         912
----------------------------------------------------------------------------------------------------------------
                General Obligation--42.6%
       150 M    Bayfield, Colo. School District #10, 6 1/2% 6/1/2009                         164,813         445
       250 M    Douglas County., Colo. School District #RE 1, 8% 12/15/2009                  317,813         857
       150 M    Eagle Garfield & Routt Cntys., Colo. School District #RE 50J,
                6.3% 12/1/2012                                                               162,938         440
       150 M    El Paso County, Colo. School District #020, 6.2% 6/15/2007                   165,937         448
       150 M    Garfield County, Colo. School District #RE 2, 6.15% 12/1/2009                161,625         436
       150 M    Garfield Pitkin & Eagle Cntys., Colo. School District #RE 1,
                6.6% 6/15/2004*                                                              168,187         454
       150 M    Puerto Rico Commonwealth 6 1/4% 7/1/2012                                     165,375         446
       100 M    Summit County, Colo. School District #RE 1, 6.55% 12/1/2004*                 111,750         301
       150 M    Yuma Hospital District, Colo. 6.4% 11/1/2014                                 162,000         437
----------------------------------------------------------------------------------------------------------------
                                                                                           1,580,438       4,264
----------------------------------------------------------------------------------------------------------------
                Hospital--10.2%
       100 M    Colorado Health Facilities Authority (Sisters of Charity)
                6 1/4% 5/15/2012                                                             109,250         295
       260 M    Colorado Springs, Colo. Hospital Revenue 5 3/4% 12/15/2010                   268,450         724
----------------------------------------------------------------------------------------------------------------
                                                                                             377,700       1,019
----------------------------------------------------------------------------------------------------------------
                Transportation--14.1%
       100 M        Arapahoe Cnty, Colo. Capital Improv. Highway Rev. (E-470)
                6.05% 8/31/2015                                                              105,125         284
       100 M    Colorado Springs, Colo. Airport Revenue 5 1/4% 1/1/2017                       97,500         263
       150 M    Denver, Colo. City & County Airport Revenue 5 3/4% 11/15/2016                152,250         411
       150 M    Puerto Rico Commonwealth Hwy. & Transn. Auth. Rev. 6 1/4% 7/1/2014           166,125         448
----------------------------------------------------------------------------------------------------------------
                                                                                             521,000       1,406
----------------------------------------------------------------------------------------------------------------
                Utilities--7.1%
       150 M    Westminster, Colo. Water & Wastewater Util. Enterprise Rev.
                6% 12/1/2009                                                                 158,625         428
       100 M    Woodland Park, Colo. Wastewater Util. Rev. 6.05% 12/1/2013                   105,375         284
----------------------------------------------------------------------------------------------------------------
                                                                                             264,000         712
----------------------------------------------------------------------------------------------------------------
                Other Revenue--16.3%
       150 M    Aurora, Colo. Municipal Building Corp. 1st Mtge. Rev.
                9.2% 12/1/1997*                                                              158,838         428
       125 M    Boulder County, Colo. Dev. Rev. 5 1/2% 9/1/2016                              124,844         337
       100 M    Pueblo, Colo. Urban Renewal Authority Tax Increment Rev.
                6.05% 12/1/2012                                                              105,000         283
       100 M    Puerto Rico Mun. Fin. Agy. Series "A" 6% 7/1/2014                            104,125         281
       100 M    Puerto Rico Public Buildings Authority 6 1/4 7/1/2012                        110,375         298
----------------------------------------------------------------------------------------------------------------
                                                                                             603,182       1,627
----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $3,461,947)                               99.4%       3,684,226       9,940
Other Assets, Less Liabilities                                                   .6           22,344          60
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%      $3,706,570     $10,000
================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
December 31, 1996


                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
 Principal                                                                                            $10,000 of
    Amount      Security                                                                       Value  Net Assets
----------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.1%
                Education--1.2%
    $  400 M    Central Michigan University Revenue 7% 10/1/2000*                        $   443,000     $   118
----------------------------------------------------------------------------------------------------------------
                General Obligation--53.8%
       325 M    Chippewa Valley, Michigan Schools 7.1% 5/1/2001*                             364,000          97
     1,000 M    Detroit, Michigan City School District 5.85% 5/1/2016                      1,017,500         270
     1,000 M    East Detroit, Michigan School District 6.1% 5/1/2016                       1,046,250         278
     1,000 M    Genesee County, Michigan Sewer Disposal System 5.4% 4/1/2013                 987,500         262
     1,000 M    Grand Ledge, Michigan Public School District 7 7/8% 5/1/2004*              1,208,750         321
     1,000 M    Gull Lake, Michigan Community School District Zero Coupon 5/1/2013           405,000         107
       450 M    Haslett, Michigan Public School District 7 1/2% 5/1/2000*                    497,250         132
       500 M    Hopkins, Michigan Public Schools 5 1/2% 5/1/2011                             503,750         134
     1,000 M    Huron, Michigan School District Zero Coupon 5/1/2015                         360,000          96
       450 M    Inkster, Michigan School District 7% 5/1/2000*                               493,313         131
     1,000 M    Lake Orion, Michigan Community School District 7% 5/1/2005*                1,156,250         307
     1,000 M    Lakeview, Michigan Community Schools 5 3/4% 5/1/2016                       1,010,000         268
     1,000 M    Lincoln Park, Michigan School District 7% 5/1/2020                         1,121,250         298
     1,000 M    Michigan State Environmental Protection Program 6 1/4% 11/1/2012           1,101,910         293
       450 M    Oak Park, Michigan 7.2% 5/1/2002*                                            512,438         136
       270 M    Oakland County, Michigan 7.1% 5/1/2007                                       277,387          74
     1,000 M    Portage Lake, Michigan Water & Sewer Authority 6.1% 10/1/2014              1,058,750         281
     1,195 M    Redford, Michigan Unified School District 6 3/8% 5/1/2010                  1,315,994         350
       800 M    Rochester, Michigan School District 5 5/8% 5/1/2011                          825,000         219
       200 M    Rockford, Michigan Public Schools 7 3/8% 5/1/2000*                           220,250          58
       250 M    Romulus, Michigan Community Schools 6 3/4% 5/1/2001*                         276,562          73
       380 M    Saline, Michigan Building Authority 7.1% 7/1/2009                            421,325         112
     1,000 M    Waterford Township, Michigan School District 6 1/4% 6/1/2012               1,066,250         283
       500 M    West Ottawa, Michigan Public School District 5 3/4% 5/1/2014                 506,875         135
       450 M    White Cloud, Michigan Public Schools 7.1% 5/1/2000*                          493,312         131
     1,000 M    Ypsilanti, Michigan School District 5 3/8% 5/1/2026                          956,250         254
     1,000 M    Zeeland, Michigan Public Schools 6% 5/1/2014                               1,055,000         280
----------------------------------------------------------------------------------------------------------------
                                                                                          20,258,116       5,380
----------------------------------------------------------------------------------------------------------------
                Hospital--2.8%
     1,000 M    Michigan State Hospital Finance Authority (St. John's Hospital)
                6% 5/15/2008                                                               1,056,250         280
----------------------------------------------------------------------------------------------------------------
                Housing--1.4%
       500 M    Michigan State Housing Dev. Auth. Single-Family Mtge.
                Rev. 7.3%  12/1/2016                                                         518,125         138
----------------------------------------------------------------------------------------------------------------
                Transportation--7.9%
     1,500 M    Puerto Rico Commonwealth Hwy. & Transn. Hwy.
                Rev. 6 1/4% 7/1/2015                                                       1,657,500         440
     1,190 M    Wayne Charter County, Michigan (Detroit Metro. Airport)
                6 3/4% 12/1/2001*                                                          1,328,338         353
----------------------------------------------------------------------------------------------------------------
                                                                                           2,985,838         793
----------------------------------------------------------------------------------------------------------------
                Utilities--22.4%
                Detroit, Michigan Water Supply System:
       400 M    6 3/8% 7/1/2002*                                                             441,500         117
     1,750 M    5.55% 7/1/2012                                                             1,787,187         474
     1,275 M    6 1/2% 7/1/2015                                                            1,429,594         380
     1,000 M    Kalamazoo, Michigan Water Revenue 6% 9/1/2015                              1,038,750         276
       500 M    Kent County, Michigan Refuse Disposal System 8.4% 11/1/2010                  523,765         139
                Michigan State Strategic Fund (Detroit Edison):
     1,750 M    6.95% 5/1/2011                                                             2,025,625         538
       500 M    7% 5/1/2021                                                                  600,625         160
       500 M    Monroe County, Michigan Econ. Dev. Corp. (Detroit Edison)
                6.95% 9/1/2022                                                               600,000         159
----------------------------------------------------------------------------------------------------------------
                                                                                           8,447,046       2,243
----------------------------------------------------------------------------------------------------------------
                Other Revenue--8.6%
     1,000 M    Grand Rapids, Michigan Downtown Dev. Auth. Zero Coupon 6/1/2009              505,000         134
                Michigan Municipal Bond Authority Revenue:
     1,500 M    6.55% 11/1/2008                                                            1,666,875         443
     1,000 M    6 1/8% 5/1/2014                                                            1,050,000         279
----------------------------------------------------------------------------------------------------------------
                                                                                           3,221,875         856
----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $34,128,876)                              98.1%      36,930,250       9,808
Other Assets, Less Liabilities                                                  1.9          722,444         192
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%     $37,652,694     $10,000
================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
December 31, 1996


                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
 Principal                                                                                            $10,000 of
    Amount      Security                                                                       Value  Net Assets
----------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--96.8%
                Certificates of Participation--4.9 %
      $400 M    Minneapolis, Minn. Special School District #001, 5.9% 2/1/2012            $  412,000     $   494
----------------------------------------------------------------------------------------------------------------
                Education--3.1%
       250 M    University of Minnesota 5 3/4% 7/1/2017                                      258,437         310
----------------------------------------------------------------------------------------------------------------
                General Obligation--36.2%
       325 M    Becker, Minn. Wastewater Treatment 5.8% 2/1/2010                             334,344         400
       180 M    Blaine, Minn. Series "A" Fire Impt. 6.8% 2/1/2007                            192,375         230
       150 M    Cass Lake, Minn. Independent School District #115, 6 5/8% 2/1/2001*          160,313         192
       285 M    Inner Grove Heights, Minn. Independent School District #199,
                5 3/4% 2/1/2012                                                              291,056         349
       280 M    Lakeville, Minn. 5 1/2% 2/1/2011                                             282,100         338
       405 M    Lino Lakes, Minn. 5.7% 2/1/2012                                              413,606         496
       125 M    Mahnomen, Minn. Independent School District #432, 6 1/2% 2/1/2001*           132,656         159
       275 M    Minnesota State 6 1/4% 8/1/2002*                                             297,688         357
       350 M    North St. Paul Maplewood, Minn. Independent School District #622,
                7.1% 2/1/2005*                                                               404,687         485
        75 M    Ramsey County, Minn. 7% 2/1/1999*                                             79,313          95
       100 M    Rockford, Minn. Independent School District No. #883, 7.2% 12/15/1998*       106,000         127
       650 M    Rosemount, Minn. Independent School District No. #196,
                Zero Coupon 4/1/2014                                                         247,000         296
        70 M    South Washington County, Minn. Independent School District #833,
                6 7/8% 6/1/2000*                                                              75,688          91
----------------------------------------------------------------------------------------------------------------
                                                                                           3,016,826       3,615
----------------------------------------------------------------------------------------------------------------
                Hospital--24.5%
                Duluth, Minn. Economic Development Authority (Duluth Clinic):
        45 M    6.2% 11/1/2004*                                                               49,219          59
       195 M    6.2% 11/1/2012                                                               204,750         245
       200 M    Hibbing, Minn. Health Care Facs. Rev. (Duluth Clinic) 5 1/2% 11/1/2016       198,500         238
                Minneapolis & St. Paul, Minn. Hsg. & Redev. Auth. Health Care System:
                Childrens Health Care:
       300 M    5.7% 8/15/2016                                                               303,375         364
       305 M    5 1/2% 8/15/2025                                                             300,044         360
       180 M    Health One 7.4% 8/15/2011                                                    198,900         238
       250 M    Minneapolis, Minn. Hospital Revenue (Fairview Hospital) 6 1/2% 1/1/2011      269,062         323
       170 M    St. Cloud, Minn. Hosp. Facs. Rev. (St. Cloud Hosp.) Series "B" 7% 7/1/2001*  190,187         228
                St. Louis Park, Minn. Hosp. Rev. Facs. (Methodist Hospital):
       100 M    Series "A" 7 1/4% 7/1/2000*                                                  109,500         131
       200 M    Series "C" 7 1/4% 7/1/2000*                                                  222,250         266
----------------------------------------------------------------------------------------------------------------
                                                                                           2,045,787       2,452
----------------------------------------------------------------------------------------------------------------
                Housing--18.4%
       120 M    Eagen, Minn. Multi-Family Housing (Forest Ridge Apts.) 7 1/2% 3/1/2027       123,450         148
                Minnesota State Housing Finance Authority:
       665 M    Rental Housing Revenue 5.9% 8/1/2015                                         669,156         802
                Single Family Mortgage Revenue:
        85 M    6.9% 7/1/2009                                                                 90,419         108
        80 M    7.7% 7/1/2014                                                                 84,800         101
       240 M    6.4% 1/1/2015                                                                247,800         297
                St. Paul, Minn. Housing & Redevelopment Authority:
        65 M    Multi-Family Housing Revenue 7 1/2% 3/1/2026 (Defaulted)(Note 1A)             65,000          78
       250 M    Single Family Mortgage Revenue 6 1/4% 9/1/2014                               257,500         309
----------------------------------------------------------------------------------------------------------------
                                                                                           1,538,125       1,843
----------------------------------------------------------------------------------------------------------------
                Utilities--9.7%
                Northern Municipal Power Agency, Minn. Electric System Revenue:
       120 M    7.4% 1/1/1999*                                                               129,750         155
       200 M    7 1/4% 1/1/2016                                                              211,750         254
       210 M    Southern Minn. Municipal Power Agency, Power Supply
                System 5 3/4% 7/1/2016                                                       216,300         259
       250 M    Western Minn. Municipal Power Agency 5 1/2% 1/1/2011                         251,250         301
----------------------------------------------------------------------------------------------------------------
                                                                                             809,050         969
----------------------------------------------------------------------------------------------------------------
                Total Value of Municipal Bonds (cost $7,692,645 )                          8,080,225       9,683
----------------------------------------------------------------------------------------------------------------
                SHORT-TERM TAX EXEMPT INVESTMENTS--2.4%
       200 M    Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. (Childrens
                Health Care) Adjustable Rate Note 5.05% (cost $200,000)**                    200,000         239
----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $7,892,645)                         99.2%       8,280,225       9,922
Other Assets, Less Liabilities                                                   .8           64,736          78
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%      $8,344,961     $10,000
================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. Interest rate shown is the rate in effect at December 31, 1996.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
December 31, 1996


                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
 Principal                                                                                            $10,000 of
    Amount      Security                                                                       Value  Net Assets
----------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--99.1%
                General Obligation--14.7%
      $ 50 M    Lincoln County, Mo. Reorg. School District #3, 6.1% 3/1/2014              $   52,562     $   268
        80 M    Puerto Rico Commonwealth 6 1/4% 7/1/2012                                      88,200         450
        50 M    Springfield, Mo. School District 7% 3/1/2008                                  58,063         296
        80 M    St. Charles, Mo. School District 6 1/2% 2/1/2006*                             89,600         457
----------------------------------------------------------------------------------------------------------------
                                                                                             288,425       1,471
----------------------------------------------------------------------------------------------------------------
                Hospital--24.2%
                Missouri State Health & Educational Facilities Authority:
       140 M    BJC Health System 6 3/4% 5/15/2011                                           160,475         818
        90 M    Health Midwest 6.1% 6/1/2011                                                  94,725         483
       125 M    Sisters of Sorrowful Mother Healthcare 6 1/4% 6/1/2007                       134,062         684
        80 M    Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs. 6 1/4% 7/1/2016         85,200         434
----------------------------------------------------------------------------------------------------------------
                                                                                             474,462       2,419
----------------------------------------------------------------------------------------------------------------
                Housing--4.6%
        90 M    Missouri State Hsg. Devel. Comm. (Ecumenical Housing)
                5.8% 3/1/2010                                                                 90,225         460
----------------------------------------------------------------------------------------------------------------
                Transportation--8.5%
        75 M    Kansas City, Mo. Airport Revenue 6 7/8% 9/1/2014                              83,531         426
        75 M    Puerto Rico Commonwealth Highway & Transportation Authority
                6 1/4% 7/1/2013                                                               82,781         422
----------------------------------------------------------------------------------------------------------------
                                                                                             166,312         848
----------------------------------------------------------------------------------------------------------------
                Utilities--21.0%
        80 M    Liberty, Mo. Sewer System Revenue 6.15% 2/1/2015                              84,800         433
                Missouri State Env. Impt. & Energy Res. Auth. Water Poll. Control:
        80 M    6% 1/1/2016                                                                   82,000         418
        85 M    6.05% 7/1/2016                                                                89,038         454
       150 M    St. Louis, Mo. Water and Sewer Revenue 6% 7/1/2014                           156,188         796
----------------------------------------------------------------------------------------------------------------
                                                                                             412,026       2,101
----------------------------------------------------------------------------------------------------------------
                Other Revenue--26.1%
        50 M    Clay County, Mo. Public Bldg. Auth. Leasehold Rev. 7% 5/15/2014               56,000         286
        80 M    Excelsior Springs, Mo. School Dist. Bldg. Corp. Leasehold Rev.
                6 1/2% 3/1/2009                                                               85,200         434
        50 M    Jackson County, Mo. Public Building Corp. Leasehold  Revenue
                5.6% 12/1/2011                                                                50,063         255
        75 M    Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012                        82,781         422
                St. Louis, Mo. Municipal Financing Corp. Leasehold Revenue:
        65 M    6 1/4% 2/15/2005*                                                             71,256         363
        80 M    5 3/4% 8/1/2013                                                               81,900         418
        80 M    Warren County, Mo. Pub. Facs. Auth. Leasehold Rev. 6.3% 6/1/2010              85,100         434
----------------------------------------------------------------------------------------------------------------
                                                                                             512,300       2,612
----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $1,825,744)                               99.1%       1,943,750       9,911
Other Assets, Less Liabilities                                                   .9           17,400          89
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%      $1,961,150     $10,000
================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
December 31, 1996


                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
 Principal                                                                                            $10,000 of
    Amount      Security                                                                       Value  Net Assets
----------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.4%
                General Obligation--78.0%
    $1,000 M    Adams County Ohio Valley Local School District 7% 12/1/2015              $ 1,192,500     $   585
       800 M    Avon, Ohio Local School District 6 1/2% 12/1/2015                            906,000         444
       500 M    Batavia, Ohio Local School District 7% 12/1/2014                             571,875         280
     1,000 M    Beaver Creek, Ohio Local School District 6.6% 12/1/2015                    1,151,250         564
       425 M    Bedford Heights, Ohio 6 1/2% 12/1/2014                                       465,375         228
       215 M    Bellefontaine, Ohio City School District 7 1/8% 12/1/2001*                   242,950         119
       500 M    Brecksville-Broadview Heights, Ohio City School District
                6 1/2% 12/1/2016                                                             552,500         271
       500 M    Buckeye Valley, Ohio Local School District 6.85% 12/1/2015                   590,625         290
       250 M    Cardington & Lincoln, Ohio Local School District 6.6% 12/1/2014              270,000         133
                Cleveland, Ohio:
       500 M    6 3/8% 7/1/2012                                                              534,375         262
       250 M    6 5/8% 11/15/2014                                                            274,688         135
       500 M    Clyde-Green Springs, Ohio Exempted Village School District
                7% 12/1/2013                                                                 565,625         277
       450 M    Dublin, Ohio 6.4% 12/1/2014                                                  501,187         246
       525 M    East Clinton, Ohio Local School District 6 7/8% 12/1/2009                    592,594         290
       700 M    Garfield Heights, Ohio 6.3% 12/1/2014                                        755,125         370
       500 M    Lakeview, Ohio Local School District 6.9% 12/1/2014                          566,875         278
       500 M    Lakewood, Ohio City School District 6.95% 12/1/2015                          565,000         277
       215 M    Logan Hocking, Ohio Local School District Series "A" 7.1% 12/1/2001*         242,144         119
       270 M    Muskingum County, Ohio 7.2% 12/1/2010                                        297,675         146
       500 M    North Olmsted, Ohio 5% 12/1/2016                                             468,125         229
       500 M    North Royalton, Ohio City School District 6% 12/1/2014                       531,250         260
       250 M    Olmsted Falls, Ohio Local School District 6.85% 12/15/2011                   281,875         138
       700 M    Parma, Ohio 5 3/4% 12/1/2015                                                 720,125         353
       350 M    Portage County, Ohio 6.2% 12/1/2014                                          376,250         184
       285 M    Shaker Heights, Ohio City School District 7.1% 12/15/2010                    336,300         165
       250 M    Springfield, Ohio Local School District 7 1/8% 12/1/2012                     275,000         135
                Summit County, Ohio:
       115 M    6.9% 8/1/2012                                                                125,063          61
       550 M    6.4% 12/1/2014                                                               596,062         292
       250 M    Toledo, Ohio 6 1/2% 12/1/2011                                                270,313         132
       500 M    Tuscarawas Valley, Ohio Local School District 6.6% 12/1/2015                 554,375         272
       250 M    Valley View, Ohio 7% 12/1/2011                                               272,188         133
       250 M    Wayne, Ohio Local School District 6.45% 12/1/2011                            276,562         136
----------------------------------------------------------------------------------------------------------------
                                                                                          15,921,851       7,804
----------------------------------------------------------------------------------------------------------------
                Hospital--9.3%
                Franklin County, Ohio Hospital Revenue:
       255 M    Holy Cross Health System 7 5/8% 6/1/2009                                     277,313         136
       250 M    Riverside United Hospital 7 1/4% 5/15/2020                                   269,062         132
       325 M    Lucas County, Ohio Hosp. Impt. Rev. (St. Vincent Med. Ctr.)
                6 3/4% 8/15/2000*                                                            351,406         172
                Montgomery County, Ohio:
       100 M    Dayton Osteopathic Hospital 7.4% 12/1/2008                                   101,875          50
       300 M    Sisters of Charity Health Care 6 1/4% 5/15/2008                              324,375         159
       125 M    Parma, Ohio Hosp. Impt. (Parma Cmnty. General Hosp. Assoc.)
                7.2% 11/15/2008                                                              133,438          66
       400 M    Trumbull County, Ohio Hospital Revenue 6.9% 11/15/2012                       435,000         213
----------------------------------------------------------------------------------------------------------------
                                                                                           1,892,469         928
----------------------------------------------------------------------------------------------------------------
                Utilities--9.8%
       600 M    Alliance, Ohio Sewer System Revenue 6% 10/15/2010                            639,000         313
       340 M    Cleveland, Ohio Waterworks Revenue 6 1/2% 1/1/2002*                          375,700         184
       280 M    Hamilton, Ohio Wastewater Revenue 5.9% 10/15/2011                            292,600         143
       165 M    Ohio State Air Quality Dev. Auth. Rev. (Ohio Power Co.) 7.4% 8/1/2009        175,106          86
       250 M    Ohio State Water Dev. Auth. Rev. Pure Water Series 7% 12/1/2009              289,375         142
       200 M    Toledo, Ohio Water Revenue 6% 11/15/2007                                     217,500         107
----------------------------------------------------------------------------------------------------------------
                                                                                           1,989,281         975
----------------------------------------------------------------------------------------------------------------
                Other Revenue--1.3%
       250 M    Ohio State Building Auth. (Juvenile Correction Projects)
                6.6% 10/1/2014                                                               273,437         134
----------------------------------------------------------------------------------------------------------------
                Total Value of Municipal Bonds (cost $18,610,443)                         20,077,038       9,841
----------------------------------------------------------------------------------------------------------------
                SHORT-TERM TAX EXEMPT INVESTMENTS--.5%
       100 M    Ohio State Air Quality Dev. Auth. Rev. (Cincinnati Gas & Electric)
                Adjustable Rate Note 4.70% (cost $100,000)**                                 100,000          49
----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $18,710,443)                        98.9%      20,177,038       9,890
Other Assets, Less Liabilities                                                  1.1          224,938         110
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%     $20,401,976     $10,000
================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer.  Interest rate shown is the rate in effect at December 31, 1996.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
December 31, 1996


                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
 Principal                                                                                            $10,000 of
    Amount      Security                                                                       Value  Net Assets
----------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.1%
                Certificates of Participation--4.5%
      $250 M    Oregon State Dept. of Administrative Services 5 1/2% 5/1/2011            $   250,625     $   239
       100 M    Oregon State Dept. of General Services 6% 9/1/2010                           104,000          99
       100 M    Washington County, Oregon Educational Service District 7% 6/1/2005*          115,375         110
----------------------------------------------------------------------------------------------------------------
                                                                                             470,000         448
----------------------------------------------------------------------------------------------------------------
                Education--6.9%
       200 M    Chemeketa, Oregon Community College District 6.4% 7/1/2009                   221,500         211
       300 M    Oregon Health Sciences University Revenue 5 1/4% 7/1/2015                    287,625         274
       200 M    Oregon State Hlth. & Hsg. Educl. & Cult. Facs. (Lewis & Clark College)
                6% 10/1/2013                                                                 209,250         200
----------------------------------------------------------------------------------------------------------------
                                                                                             718,375         685
----------------------------------------------------------------------------------------------------------------
                General Obligation--40.4%
       300 M    Chemeketa, Oregon Community College District 5.8% 6/1/2012                   308,625         295
       200 M    Clackamas County, Oregon School District #115, 5.8% 6/1/2008                 211,000         201
       250 M    Jackson County, Oregon School District #005 (Ashland) 5.7% 6/1/2007          264,375         252
       200 M    Josephine County, Oregon School District (Three Rivers) 5.65% 12/1/2008      207,500         198
       245 M    La Grande, Oregon 5 5/8% 6/1/2011                                            250,819         239
       200 M    Lane County, Oregon School District #019 (Springfield) 6 1/4% 10/15/2011     215,250         206
       115 M    Lane County, Oregon School District #052 (Bethel) 7% 12/1/2006               133,831         128
       200 M    Lincoln County, Oregon School District 5 1/4% 6/15/2012                      198,000         189
       180 M    Linn County, Oregon School District #095 (Scio) 5 3/4% 7/15/2011             186,750         178
       100 M    Marion & Linn Counties, Oregon Elem. School Dist. #077J (Stayton)
                6.1% 7/1/2009                                                                107,250         102
       200 M    Polk Marion & Benton Counties, Oregon School District #13,
                5 1/2% 12/1/2008                                                             207,500         198
                Puerto Rico Commonwealth:
       540 M    6 1/4% 7/1/2012                                                              595,350         568
       250 M    6 1/4% 7/1/2013                                                              276,875         264
       250 M    Tillamook County, Oregon 5.6% 1/15/2012                                      253,125         241
       200 M    Umatilla County, Oregon School District #16 (Pendleton) 6% 7/1/2014          209,750         200
       170 M    Washington County, Oregon School District #003 (Hillsboro)
                6% 11/1/2008                                                                 181,900         173
       200 M    Washington County, Oregon School District #88 (Sherwood)
                6.1% 6/1/2012                                                                212,750         203
       200 M    Yamhill County, Oregon School District #029, 6.1% 6/1/2011                   212,750         203
----------------------------------------------------------------------------------------------------------------
                                                                                           4,233,400       4,038
----------------------------------------------------------------------------------------------------------------
                Hospital--.3%
        25 M    Clackamas County, Oregon Health Facs. Auth. (Adventist Health)
                6.35% 3/1/2009                                                                26,750          26
----------------------------------------------------------------------------------------------------------------
                Oregon State Housing & Community Svcs. Dept. Mtge. Rev. Single
                Family Mortgage Program:
       250 M    6% 7/1/2012                                                                  260,000         248
       400 M    5.95% 7/1/2013                                                               405,000         386
----------------------------------------------------------------------------------------------------------------
                                                                                             665,000         634
----------------------------------------------------------------------------------------------------------------
                Transportation--8.5%
                Oregon State Department of Transportation Revenue:
       100 M    7% 6/1/2004                                                                  112,750         108
       100 M    6.2% 6/1/2008                                                                108,125         103
       200 M    6 1/4% 6/1/2009                                                              217,000         207
                Puerto Rico Highway & Transportation Authority Highway Revenue:
       200 M    5 1/2% 7/1/2013                                                              204,250         195
       225 M    6 1/4% 7/1/2014                                                              249,187         238
----------------------------------------------------------------------------------------------------------------
                                                                                             891,312         851
----------------------------------------------------------------------------------------------------------------
                Utilities--26.8%
                Emerald, Oregon Peoples Utility District:
       100 M    6.4% 11/1/2001*                                                              108,625         103
       325 M    7.35% 11/1/2011                                                              394,469         376
       250 M    Eugene, Oregon Electric Utility Revenue 5 3/8% 8/1/2013                      246,250         235
       200 M    Klamath Falls, Oregon Water Revenue 6.1% 6/1/2014                            211,500         202
       250 M    Marion County, Oregon Solid Waste & Elec. Revenue 5 3/8% 10/1/2008           254,688         243
       250 M    Salem, Oregon Water & Sewer Revenue 5 1/2% 6/1/2012                          251,563         240
       250 M    Portland, Oregon Gas Tax Revenue 5 3/4% 6/1/2012                             255,312         244
                Portland, Oregon Sewer System Revenue:
       400 M    6.2% 6/1/2012                                                                426,000         406
       200 M    6 1/4% 6/1/2015                                                              210,500         201
       200 M    South Fork Water Board, Oregon Water Revenue 6% 2/1/2014                     209,750         200
       240 M    Washington County, Oregon Unified Sewer Agency 5 1/2% 10/1/2014              243,000         232
----------------------------------------------------------------------------------------------------------------
                                                                                           2,811,657       2,682
----------------------------------------------------------------------------------------------------------------
                Other Revenue--4.4%
       100 M    Puerto Rico Municipal Finance Agency 6% 7/1/2014                             104,125          99
       325 M    Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012                       358,719         342
----------------------------------------------------------------------------------------------------------------
                                                                                             462,844         441
----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $9,839,082)                               98.1%      10,279,338       9,805
Other Assets, Less Liabilities                                                  1.9          204,839         195
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%     $10,484,177     $10,000
================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements.




Statement of Assets and Liabilities
December 31, 1996
----------------------------------------------------------------------------------------------------------------
                                                               FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                    ------------------------------------------------------------
                                                       ARIZONA       CALIFORNIA        COLORADO         MICHIGAN
----------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                  $7,699,442      $14,043,126      $3,461,947      $34,128,876
                                                    ==========      ===========      ==========      ===========
At value (Note 1A)                                  $8,430,450      $15,433,378      $3,684,226      $36,930,250
Cash                                                    58,939           44,826         115,140          122,368
Receivables:
Investment securities sold                               5,000               --              --          222,405
Interest                                               189,990          276,308          35,361          454,119
Trust shares sold                                       13,601            2,309           5,210           33,217
Other assets                                                10              628              --              608
                                                    ----------      -----------      ----------      -----------
Total Assets                                         8,697,990       15,757,449       3,839,937       37,762,967
                                                    ----------      -----------      ----------      -----------
Liabilities
Payables:
Investment securities purchased                             --               --         123,676               --
Cash portion of dividend payable
January 20, 1997                                        17,697           62,348           6,255           75,039
Trust shares redeemed                                    5,000            8,232           2,053            5,374
Accrued advisory fees                                    2,169            6,595             613           15,686
Accrued expenses                                         1,639            8,614             770           14,174
                                                    ----------      -----------      ----------      -----------
Total Liabilities                                       26,505           85,789         133,367          110,273
                                                    ----------      -----------      ----------      -----------
Net Assets                                          $8,671,485      $15,671,660      $3,706,570      $37,652,694
                                                    ==========      ===========      ==========      ===========
Net Assets Consist of:
Capital paid in                                     $8,043,553      $14,277,294      $3,536,309      $34,851,320
Undistributed net investment income                        869            4,114              --               --
Accumulated net realized loss
on investments                                        (103,945)              --         (52,018)              --
Net unrealized appreciation in value
of investments                                         731,008        1,390,252         222,279        2,801,374
                                                    ----------      -----------      ----------      -----------
Total                                               $8,671,485      $15,671,660      $3,706,570      $37,652,694
                                                    ==========      ===========      ==========      ===========
Trust shares outstanding (Note 2):
Class A                                                647,255        1,322,655         277,579        2,937,511
Class B                                                 22,309            9,673          19,286           57,647
Net asset value and redemption price
per share--Class A                                      $12.95           $11.76          $12.49           $12.57
                                                        ======           ======          ======           ======
Maximum offering price
per share--Class A*                                     $13.81           $12.54          $13.32           $13.41
                                                        ======           ======          ======           ======
Net asset value and offering price
per share--Class B                                      $12.95           $11.76          $12.48           $12.56
                                                        ======           ======          ======           ======




Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------
                                                               FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
----------------------------------------------------------------------------------------------------------------
                                                     MINNESOTA        MISSOURI              OHIO          OREGON
----------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                  $7,892,645      $1,825,744       $18,710,443     $ 9,839,082
                                                    ==========      ==========       ===========     ===========
At value (Note 1A)                                  $8,280,225      $1,943,750       $20,177,038     $10,279,338
Cash                                                    25,528          34,189            78,848          42,856
Receivables:
Investment securities sold                              45,860              --                --              --
Interest                                               185,559          36,755           154,293         155,627
Trust shares sold                                       78,452              --            60,396          21,292
Other assets                                               528              --               572              --
                                                    ----------      ----------       -----------     -----------
Total Assets                                         8,616,152       2,014,694        20,471,147      10,499,113
                                                    ----------      ----------       -----------     -----------
Liabilities
Payables:
Investment securities purchased                        255,092          50,256                --              --
Cash portion of dividend payable
January 20, 1997                                        10,436           2,612            48,890           8,236
Trust shares redeemed                                       --              --                --           2,012
Accrued advisory fees                                    2,067             326             8,444           2,587
Accrued expenses                                         3,596             350            11,837           2,101
                                                    ----------      ----------       -----------     -----------
Total Liabilities                                      271,191          53,544            69,171          14,936
                                                    ----------      ----------       -----------     -----------
Net Assets                                          $8,344,961      $1,961,150       $20,401,976     $10,484,177
                                                    ==========      ==========       ===========     ===========
Net Assets Consist of:
Capital paid in                                     $8,098,787      $1,915,637       $18,935,381     $10,266,956
Undistributed net investment income                        415             245                --           2,803
Accumulated net realized loss
on investments                                        (141,821)        (72,738)               --        (225,838)
Net unrealized appreciation in value
of investments                                         387,580         118,006         1,466,595         440,256
                                                    ----------      ----------       -----------     -----------
Total                                               $8,344,961      $1,961,150       $20,401,976     $10,484,177
                                                    ==========      ==========       ===========     ===========
Trust shares outstanding (Note 2):
Class A                                                735,546         156,715         1,629,347         826,322
Class B                                                  3,600           2,914            22,568          47,344
Net asset value and redemption price
per share--Class A                                      $11.29          $12.29            $12.35          $12.00
                                                        ======          ======            ======          ======
Maximum offering price
per share--Class A*                                     $12.04          $13.11            $13.17          $12.80
                                                        ======          ======            ======          ======
Net asset value and offering price
per share--Class B                                      $11.29          $12.29            $12.35          $11.99
                                                        ======          ======            ======          ======

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements





Statement of Operations
Year Ended December 31, 1996
----------------------------------------------------------------------------------------------------------------
                                                               FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                    ------------------------------------------------------------
                                                       ARIZONA       CALIFORNIA        COLORADO         MICHIGAN
----------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                       $496,182         $915,701        $196,624       $2,165,276
                                                      --------         --------        --------       ----------
Expenses (Notes 1 and 5):
Advisory fees                                           65,609          119,266          26,603          275,530
Distribution plan expenses--Class A                     16,977           31,639           6,792           72,406
Distribution plan expenses--Class B                      2,591              822           1,505            5,341
Shareholder servicing costs                              9,952           10,907           6,804           27,075
Custodian fees                                           2,292            3,788           1,083            5,573
Professional fees                                        3,485           11,625           3,777           11,618
Reports to shareholders                                  1,898            3,117           1,289            4,911
Bond insurance premiums                                    338            1,401              --            4,326
Other expenses                                           6,390            7,346           3,096           13,333
                                                      --------         --------        --------       ----------
Total expenses                                         109,532          189,911          50,949          420,113
Less: Expenses waived or assumed                       (61,430)         (55,719)        (36,420)         (91,843)
Custodian fees paid indirectly                          (2,292)          (2,339)           (983)          (5,573)
                                                      --------         --------        --------       ----------
Expenses--net                                           45,810          131,853          13,546          322,697
                                                      --------         --------        --------       ----------
Net investment income                                  450,372          783,848         183,078        1,842,579
                                                      --------         --------        --------       ----------
Realized and Unrealized Gain (Loss)
on Investments (Note 4):
Net realized gain (loss) on investments                (12,135)          96,717           3,087           95,489
Net unrealized appreciation (depreciation)
of investments                                        (131,438)        (276,991)        (35,688)        (712,973)
                                                      --------         --------        --------       ----------
Net loss on investments                               (143,573)        (180,274)        (32,601)        (617,484)
                                                      --------         --------        --------       ----------
Net Increase in Net Assets Resulting
from Operations                                       $306,799         $603,574        $150,477       $1,225,095
                                                      ========         ========        ========       ==========




Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------
                                                               FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                    ------------------------------------------------------------
                                                     MINNESOTA        MISSOURI              OHIO          OREGON
----------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                       $480,579        $104,550        $1,126,488        $472,680
                                                      --------        --------        ----------        --------
Expenses (Notes 1 and 5):
Advisory fees                                           62,071          14,034           145,916          65,610
Distribution plan expenses--Class A                     16,542           3,721            38,356          16,546
Distribution plan expenses--Class B                         49             105             2,771           4,744
Shareholder servicing costs                              7,761           3,111            19,073          13,705
Custodian fees                                           1,971             573             3,719           2,081
Professional fees                                       10,930           7,227            11,368           4,320
Reports to shareholders                                  1,657             681             5,166           2,308
Bond insurance premiums                                  2,464              88             1,777             879
Other expenses                                           4,950           2,179             5,429           4,251
                                                      --------        --------        ----------        --------
Total expenses                                         108,395          31,719           233,575         114,444
Less: Expenses waived or assumed                       (61,887)        (24,523)          (64,299)        (70,438)
Custodian fees paid indirectly                          (1,971)           (573)           (2,834)         (2,081)
                                                      --------        --------        ----------        --------
Expenses--net                                           44,537           6,623           166,442          41,925
                                                      --------        --------        ----------        --------
Net investment income                                  436,042          97,927           960,046         430,755
                                                      --------        --------        ----------        --------
Realized and Unrealized Gain (Loss)
on Investments (Note 4):
Net realized gain (loss) on investments                  2,744           2,003            96,918         (55,047)
Net unrealized appreciation (depreciation)
of investments                                        (159,203)        (29,349)         (222,524)          1,617
                                                      --------        --------        ----------        --------
Net loss on investments                               (156,459)        (27,346)         (125,606)        (53,430)
                                                      --------        --------        ----------        --------
Net Increase in Net Assets Resulting
from Operations                                       $279,583        $ 70,581        $  834,440        $377,325
                                                      ========        ========        ==========        ========


See notes to financial statements


Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
                                                               FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                    ------------------------------------------------------------
                                                                ARIZONA                          CALIFORNIA
----------------------------------------------------------------------------------------------------------------
Year Ended December 31                                    1996            1995              1996            1995
----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                               $  450,372      $  483,709       $   783,848     $   847,420
Net realized gain (loss) on investments                (12,135)        136,808            96,717         194,904
Net unrealized appreciation (depreciation)
of investments                                        (131,438)        932,271          (276,991)      1,706,296
                                                    ----------      ----------       -----------     -----------
Net increase in net assets
resulting from operations                              306,799       1,552,788           603,574       2,748,620
                                                    ----------      ----------       -----------     -----------
Distributions to Shareholders from:
Net investment income--Class A                        (439,590)       (485,518)         (779,034)       (858,894)
Net investment income--Class B                         (11,457)         (4,775)           (3,389)         (1,957)
Net realized gains--Class A                                 --              --           (96,015)       (185,698)
Net realized gains--Class B                                 --              --              (702)           (657)
                                                    ----------      ----------       -----------     -----------
Total distributions                                   (451,047)       (490,293)         (879,140)     (1,047,206)
                                                    ----------      ----------       -----------     -----------
Trust Share Transactions (a)
Class A:
Proceeds from shares sold                            1,158,985       1,445,438         2,439,707       2,525,229
Value of distributions reinvested                      246,952         250,290           503,349         622,341
Cost of shares redeemed                             (1,714,270)     (2,719,374)       (3,656,550)     (3,633,802)
                                                    ----------      ----------       -----------     -----------
                                                      (308,333)     (1,023,646)         (713,494)       (486,232)
                                                    ----------      ----------       -----------     -----------
Class B:
Proceeds from shares sold                              135,134         161,953            57,928          52,477
Value of distributions reinvested                        8,278           3,412             2,585           2,614
Cost of shares redeemed                                (26,879)             --            (5,492)             --
                                                    ----------      ----------       -----------     -----------
                                                       116,533         165,365            55,021          55,091
                                                    ----------      ----------       -----------     -----------
Net increase (decrease) from
trust share transactions                              (191,800)       (858,281)         (658,473)       (431,141)
                                                    ----------      ----------       -----------     -----------
Net increase (decrease) in net assets                 (336,048)        204,214          (934,039)      1,270,273
Net Assets
Beginning of year                                    9,007,533       8,803,319        16,605,699      15,335,426
                                                    ----------      ----------       -----------     -----------
End of year+                                        $8,671,485      $9,007,533       $15,671,660     $16,605,699
                                                    ==========      ==========       ===========     ===========
+Includes undistributed net investment
income (deficit) of                                 $      869      $    1,544       $     4,114     $     2,689
                                                    ==========      ==========       ===========     ===========
(a)Trust Shares Issued and Redeemed
Class A:
Sold                                                    90,049         114,860           209,902         220,361
Issued for distributions reinvested                     19,213          19,770            43,030          53,402
Redeemed                                              (133,848)       (214,683)         (313,942)       (314,099)
                                                    ----------      ----------       -----------     -----------
Net increase (decrease) in Class A trust
shares outstanding                                     (24,586)        (80,053)          (61,010)        (40,336)
                                                    ==========      ==========       ===========     ===========
Class B:
Sold                                                    10,606          12,909             5,013           4,689
Issued for distributions reinvested                        645             267               221             223
Redeemed                                                (2,118)             --              (473)             --
                                                    ----------      ----------       -----------     -----------
Net increase in Class B trust shares outstanding         9,133          13,176             4,761           4,912
                                                    ==========      ==========       ===========     ===========




Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                               FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                    ------------------------------------------------------------
                                                                COLORADO                          MICHIGAN
----------------------------------------------------------------------------------------------------------------
Year Ended December 31                                    1996            1995              1996            1995
----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                               $  183,078      $  187,273       $ 1,842,579     $ 1,749,625
Net realized gain (loss) on investments                  3,087          21,845            95,489         154,848
Net unrealized appreciation (depreciation)
of investments                                         (35,688)        355,512          (712,973)      3,505,678
                                                    ----------      ----------       -----------     -----------
Net increase in net assets
resulting from operations                              150,477         564,630         1,225,095       5,410,151
                                                    ----------      ----------       -----------     -----------
Distributions to Shareholders from:
Net investment income--Class A                        (176,901)       (184,373)       (1,831,482)     (1,741,474)
Net investment income--Class B                          (6,658)         (2,882)          (22,904)         (9,443)
Net realized gains--Class A                                 --              --           (31,749)             --
Net realized gains--Class B                                 --              --              (624)             --
                                                    ----------      ----------       -----------     -----------
Total distributions                                   (183,559)       (187,255)       (1,886,759)     (1,750,917)
                                                    ----------      ----------       -----------     -----------
Trust Share Transactions (a)
Class A:
Proceeds from shares sold                              619,469         568,153         3,302,722       4,302,109
Value of distributions reinvested                      110,182         132,179         1,088,931       1,056,208
Cost of shares redeemed                               (756,002)       (656,430)       (3,644,128)     (2,525,215)
                                                    ----------      ----------       -----------     -----------
                                                       (26,351)         43,902           747,525       2,833,102
                                                    ----------      ----------       -----------     -----------
Class B:
Proceeds from shares sold                              105,991         121,871           393,847         363,013
Value of distributions reinvested                        6,657           2,882            15,215           7,158
Cost of shares redeemed                                (2,266)              --           (67,111)             --
                                                    ----------      ----------       -----------     -----------
                                                       110,382         124,753           341,951         370,171
                                                    ----------      ----------       -----------     -----------
Net increase (decrease) from
trust share transactions                                84,031         168,655         1,089,476       3,203,273
                                                    ----------      ----------       -----------     -----------
Net increase (decrease) in net assets                   50,949         546,030           427,812       6,862,507
Net Assets
Beginning of year                                    3,655,621       3,109,591        37,224,882      30,362,375
                                                    ----------      ----------       -----------     -----------
End of year+                                        $3,706,570      $3,655,621       $37,652,694     $37,224,882
                                                    ==========      ==========       ===========     ===========
+Includes undistributed net investment
income (deficit) of                                 $       --      $      453       $        --     $    10,309
                                                    ==========      ==========       ===========     ===========
(a)Trust Shares Issued and Redeemed
Class A:
Sold                                                    49,858          47,198           265,393         348,278
Issued for distributions reinvested                      8,905          10,906            87,215          85,474
Redeemed                                               (61,436)        (54,519)         (292,034)       (204,470)
                                                    ----------      ----------       -----------     -----------
Net increase (decrease) in Class A trust
shares outstanding                                      (2,673)          3,585            60,574         229,282
                                                    ==========      ==========       ===========     ===========
Class B:
Sold                                                     8,538          10,158            31,544          29,747
Issued for distributions reinvested                        538             234             1,219             573
Redeemed                                                    --          (5,436)               --              --
                                                    ----------      ----------       -----------     -----------
Net increase in Class B trust shares outstanding         8,894          10,392            27,327          30,320
                                                    ==========      ==========       ===========     ===========




Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                               FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                    ------------------------------------------------------------
                                                                MINNESOTA                          MISSOURI
----------------------------------------------------------------------------------------------------------------
Year Ended December 31                                    1996            1995              1996            1995
----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                               $  436,042      $  413,215        $   97,927      $   96,652
Net realized gain (loss) on investments                  2,744         (59,330)            2,003           2,044
Net unrealized appreciation (depreciation)
of investments                                        (159,203)        782,041           (29,349)        196,908
                                                    ----------      ----------        ----------      ----------
Net increase in net assets
resulting from operations                              279,583       1,135,926            70,581         295,604
                                                    ----------      ----------        ----------      ----------
Distributions to Shareholders from:
Net investment income--Class A                        (435,743)       (414,790)          (97,402)        (97,491)
Net investment income--Class B                            (251)             (5)             (472)             (6)
Net realized gains--Class A                                 --              --                --              --
Net realized gains--Class B                                 --              --                --              --
                                                    ----------      ----------        ----------      ----------
Total distributions                                   (435,994)       (414,795)          (97,874)        (97,497)
                                                    ----------      ----------        ----------      ----------
Trust Share Transactions (a)
Class A:
Proceeds from shares sold                              869,472         449,758           273,844         187,513
Value of distributions reinvested                      324,037         296,914            65,392          64,248
Cost of shares redeemed                               (894,843)       (680,483)         (275,989)       (171,398)
                                                    ----------      ----------        ----------      ----------
                                                       298,666          66,189            63,247          80,363
                                                    ----------      ----------        ----------      ----------
Class B:
Proceeds from shares sold                               40,309             105            35,600             112
Value of distributions reinvested                          251               5               471               5
Cost of shares redeemed                                     --              --              (620)             --
                                                    ----------      ----------        ----------      ----------
                                                        40,560             110            35,451             117
                                                    ----------      ----------        ----------      ----------
Net increase (decrease) from
trust share transactions                               339,226          66,299            98,698          80,480
                                                    ----------      ----------        ----------      ----------
Net increase (decrease) in net assets                  182,815         787,430            71,405         278,587
Net Assets
Beginning of year                                    8,162,146       7,374,716         1,889,745       1,611,158
                                                    ----------      ----------        ----------      ----------
End of year+                                        $8,344,961      $8,162,146        $1,961,150      $1,889,745
                                                    ==========      ==========        ==========      ==========
+Includes undistributed net investment
income (deficit) of                                 $      415      $      367        $      245      $      192
                                                    ==========      ==========        ==========      ==========
(a)Trust Shares Issued and Redeemed
Class A:
Sold                                                    76,769          40,306            22,505          15,600
Issued for distributions reinvested                     28,815          26,574             5,366           5,350
Redeemed                                               (79,558)        (61,161)          (22,674)        (14,294)
                                                    ----------      ----------        ----------      ----------
Net increase (decrease) in Class A trust
shares outstanding                                      26,026           5,719             5,197           6,656
                                                    ==========      ==========        ==========      ==========
Class B:
Sold                                                     3,567              10             2,916              10
Issued for distributions reinvested                         23              --                39              --
Redeemed                                                    --              --               (51)             --
                                                    ----------      ----------        ----------      ----------
Net increase in Class B trust shares outstanding         3,590              10             2,904              10
                                                    ==========      ==========        ==========      ==========




Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                               FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                    ------------------------------------------------------------
                                                                 OHIO                             OREGON
----------------------------------------------------------------------------------------------------------------
Year Ended December 31                                    1996            1995              1996            1995
----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                              $   960,046     $   986,446       $   430,755      $  312,589
Net realized gain (loss) on investments                 96,918         309,448           (55,047)         43,911
Net unrealized appreciation (depreciation)
of investments                                        (222,524)      1,786,218             1,617         588,160
                                                   -----------     -----------       -----------      ----------
Net increase in net assets
resulting from operations                              834,440       3,082,112           377,325         944,660
                                                   -----------     -----------       -----------      ----------
Distributions to Shareholders from:
Net investment income--Class A                        (954,547)       (987,315)         (409,680)       (306,767)
Net investment income--Class B                         (11,625)         (6,065)          (19,752)         (5,293)
Net realized gains--Class A                            (95,594)       (140,604)               --              --
Net realized gains--Class B                             (1,324)         (2,044)               --              --
                                                   -----------     -----------       -----------      ----------
Total distributions                                 (1,063,090)     (1,136,028)         (429,432)       (312,060)
                                                   -----------     -----------       -----------      ----------
Trust Share Transactions (a)
Class A:
Proceeds from shares sold                            2,972,212       1,421,785         3,429,377       2,009,314
Value of distributions reinvested                      719,301         783,800           324,683         238,909
Cost of shares redeemed                             (2,741,079)     (2,914,284)         (628,634)       (725,112)
                                                   -----------     -----------       -----------      ----------
                                                       950,434        (708,699)        3,125,426       1,523,111
                                                   -----------     -----------       -----------      ----------
Class B:
Proceeds from shares sold                               38,639         311,376           214,120         325,063
Value of distributions reinvested                       10,473           7,386            19,563           5,268
Cost of shares redeemed                                (49,038)        (44,835)           (5,085)             --
                                                   -----------     -----------       -----------      ----------
                                                            74         273,927           228,598         330,331
                                                   -----------     -----------       -----------      ----------
Net increase (decrease) from
trust share transactions                               950,508        (434,772)        3,354,024       1,853,442
                                                   -----------     -----------       -----------      ----------
Net increase (decrease) in net assets                  721,858       1,511,312         3,301,917       2,486,042
Net Assets
Beginning of year                                   19,680,118      18,168,806         7,182,260       4,696,218
                                                   -----------     -----------       -----------      ----------
End of year+                                       $20,401,976     $19,680,118       $10,484,177      $7,182,260
                                                   ===========     ===========       ===========      ==========
+Includes undistributed net investment
income (deficit) of                                $        --     $      (293)      $     2,803      $    1,480
                                                   ===========     ===========       ===========      ==========
(a)Trust Shares Issued and Redeemed
Class A:
Sold                                                   243,984         117,955           289,775         172,409
Issued for distributions reinvested                     58,632          64,351            27,320          20,390
Redeemed                                              (223,273)       (239,475)          (53,306)        (62,339)
                                                   -----------     -----------       -----------      ----------
Net increase (decrease) in Class A trust
shares outstanding                                      79,343         (57,169)          263,789         130,460
                                                   ===========     ===========       ===========      ==========
Class B:
Sold                                                     3,178          25,538            17,950          27,733
Issued for distributions reinvested                        854             600             1,648             442
Redeemed                                                (4,001)         (3,601)             (429)             --
                                                   -----------     -----------       -----------      ----------
Net increase in Class B trust shares outstanding            31          22,537            19,169          28,175
                                                   ===========     ===========       ===========      ==========

See notes to financial statements



Notes to Financial Statements
First Investors Multi-State Insured Tax Free Fund
Arizona, California, Colorado, Michigan, Minnesota,
Missouri, Ohio and Oregon Funds

1. Significant Accounting Policies -- First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured") is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. Multi-State Insured consists of seventeen separate investment series. This report relates to the eight Funds of Multi-State Insured listed above. Multi-State Insured operates as a series fund, issuing shares of beneficial interest in each Fund and accounts separately for the assets, liabilities and operations of each Fund.

The investment objective of each Fund of Multi-State Insured is to achieve a high level of interest income which is exempt from federal income tax and, to the extent indicated for a particular Fund, from state and local income taxes for residents of that State and is not an item of tax preference for purposes of the federal alternative minimum tax.

A. Security Valuation -- The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. "When Issued Securities" are reflected in the assets of the Funds as of the date the securities are purchased.

The municipal bonds held by the Funds are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. It is the intention of the Funds to retain any insured securities which are in default or in significant risk of default and to place a value on the defaulted securities equal to the value of similar securities which are not in default. Each Fund may invest up to 35% of its assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes -- It is the policy of each Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the provisions available to certain investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains sufficient to relieve them from all, or substantially all, federal income taxes. At December 31, 1996, Funds having capital loss carryovers were as follows:

                                      Year Capital Loss
                                      Carryovers Expire
                          -----------------------------------------
MULTI-STATE INSURED       Total         2002        2003       2004
-------------------       -----         ----        ----       ----
ARIZONA Fund           $103,945     $ 91,810     $    --    $12,135
COLORADO Fund            52,018       52,018          --         --
MINNESOTA Fund          121,186       56,552      64,634         --
MISSOURI Fund            72,738       63,033       9,705         --
OREGON Fund             223,631      168,584          --     55,047

C. Distributions to Shareholders -- Dividends from net investment income are declared daily and are paid monthly. Dividends from net realized capital gain are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post October losses.

D. Expense Allocation -- Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. Indirect or general expenses of Multi-State Insured are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Estimated expenses are accrued daily. The Funds' custodian has provided credits in the amount of $18,646 against custodian charges based on the uninvested cash balances of the Funds.

F. Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

2. Capital -- Each Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to 12b-1 fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than 12b-1 fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Multi-State Insured has established an unlimited number of Class A and Class B shares of beneficial interest.

3. Concentration of Credit Risk -- The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a State, industry or region.

4. Security Transactions -- For the year ended December 31, 1996, purchases and sales of municipal securities were as follows:

                                               Cost       Proceeds
                                                 of             of
                                          Purchases          Sales
                                          ---------       --------
MULTI-STATE INSURED
-------------------
ARIZONA Fund                            $ 2,317,067    $ 2,578,751
CALIFORNIA Fund                           4,629,420      5,324,271
COLORADO Fund                               795,717        695,978
MICHIGAN Fund                            16,144,156     15,506,784
MINNESOTA Fund                            4,190,846      3,926,437
MISSOURI Fund                               424,922        281,964
OHIO Fund                                 7,102,367      6,399,242
OREGON Fund                               5,108,071      1,792,653

At December 31, 1996, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:


                                                    Gross           Gross             Net
                                Aggregate      Unrealized      Unrealized      Unrealized
                                     Cost    Appreciation    Depreciation    Appreciation
                                ---------    ------------    ------------    ------------
MULTI-STATE INSURED
------------------------
ARIZONA Fund                  $ 7,699,442      $  731,008              --      $  731,088
CALIFORNIA Fund                14,043,126       1,390,252              --       1,390,252
COLORADO Fund                   3,461,947         222,279              --         222,279
MICHIGAN Fund                  34,128,876       2,802,454           1,080       2,801,374
MINNESOTA Fund                  7,892,645         387,580             --          387,580
MISSOURI Fund                   1,825,744         118,066             --          118,006
OHIO Fund                      18,710,443       1,466,645             50        1,466,595
OREGON Fund                     9,841,289         438,049             --          438,049


5. Advisory Fee and Other Transactions With Affiliates -- Certain officers and trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and/or their transfer agent, Administrative Data Management Corp. ("ADM"). Officers and trustees of the Funds received no remuneration from the Funds for serving in such capacities. Their remuneration (together with certain other expenses of the Funds) is paid by FIMCO or FIC.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of each Fund, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the year ended December 31, 1996, advisory fees amounted to $774,639, of which $340,231 was waived; other expenses in the amount of $126,328 were assumed by FIMCO.

For the year ended December 31, 1996, FIC, as underwriter, received $447,726 in commissions on sales of shares after allowing $187,177 to other dealers. Shareholder servicing costs consisted of $98,388 in transfer agent fees and out of pocket expenses accrued to ADM.

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average net assets of the Class A shares and up to 1% of the average net assets of the Class B shares, on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund.

This page left blank intentionally.



Financial Highlights
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------------------------------------------------
                                                                P E R   S H A R E   D A T A
----------------------------------------------------------------------------------------------------------------
                                                                       Income from Investment Operations
                                                              --------------------------------------------------
                                           Net Asset                                        Net
                                               Value                               Realized and
                                           ---------                 Net             Unrealized       Total from
                                           Beginning          Investment         Gain (Loss) on       Investment
                                           of Period              Income            Investments       Operations
----------------------------------------------------------------------------------------------------------------
ARIZONA FUND
Class A
11/1/90* to 12/31/90                          $11.17               $.009               $  (.059)          $(.050)
1991                                           11.12                .605                   .420            1.025
1992                                           11.52                .683                   .545            1.228
1993                                           12.08                .681                  1.078            1.759
1994                                           13.12                .663                 (1.397)           (.734)
1995                                           11.71                .665                  1.448            2.113
1996                                           13.15                .664                  (.199)            .465
Class B
1/12/95* to 12/31/95                           11.82                .544                  1.340            1.884
1996                                           13.15                .565                  (.201)            .364

CALIFORNIA FUND
Class A
2/23/87* to 12/31/87                          $11.13               $.497                $(1.247)          $(.750)
1988                                            9.92                .747                   .493            1.240
1989                                           10.38                .736                   .294            1.030
1990                                           10.67                .747                  (.047)            .700
1991                                           10.62                .706                   .452            1.158
1992                                           11.07                .653                   .406            1.059
1993                                           11.44                .637                   .845            1.482
1994                                           12.12                .598                 (1.328)           (.730)
1995                                           10.77                .580                  1.335            1.915
1996                                           11.96                .576                  (.128)            .448
Class B
1/12/95* to 12/31/95                           10.87                .472                  1.227            1.699
1996                                           11.95                .486                  (.123)            .363
COLORADO FUND
Class A
5/4/92* to 12/31/92                           $11.17               $.308                $  .442           $ .750
1993                                           11.63                .625                   .984            1.609
1994                                           12.60                .631                 (1.351)           (.720)
1995                                           11.24                .668                  1.340            2.008
1996                                           12.58                .642                  (.089)            .553
Class B
1/12/95* to 12/31/95                           11.35                .564                  1.239            1.803
1996                                           12.58                .547                  (.100)            .447




Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------
                                                                P E R   S H A R E   D A T A
----------------------------------------------------------------------------------------------------------------
                                              Less Distributions from
                                          ------------------------------
                                                                                                       Net Asset
                                                                                                           Value
                                                 Net                 Net                               ---------
                                          Investment            Realized                  Total           End of
                                              Income               Gains          Distributions           Period
----------------------------------------------------------------------------------------------------------------
ARIZONA FUND
Class A
11/1/90* to 12/31/90                           $  --               $  --                  $  --            $11.12
1991                                            .605                .020                   .625             11.52
1992                                            .668                  --                   .668             12.08
1993                                            .672                .047                   .719             13.12
1994                                            .676                  --                   .676             11.71
1995                                            .673                  --                   .673             13.15
1996                                            .665                  --                   .665             12.95
Class B
1/12/95* to 12/31/95                            .554                  --                   .554             13.15
1996                                            .564                  --                   .564             12.95
CALIFORNIA FUND
Class A
2/23/87* to 12/31/87                           $.460               $  --                  $.460            $ 9.92
1988                                            .780                  --                   .780             10.38
1989                                            .740                  --                   .740             10.67
1990                                            .750                  --                   .750             10.62
1991                                            .708                  --                   .708             11.07
1992                                            .644                .045                   .689             11.44
1993                                            .612                .190                   .802             12.12
1994                                            .620                  --                   .620             10.77
1995                                            .589                .136                   .725             11.96
1996                                            .575                .073                   .648             11.76
Class B
1/12/95* to 12/31/95                            .483                .136                   .619             11.95
1996                                            .480                .073                   .553             11.76
COLORADO FUND
Class A
5/4/92* to 12/31/92                            $.290               $  --                  $.290            $11.63
1993                                            .633                .006                   .639             12.60
1994                                            .640                  --                   .640             11.24
1995                                            .668                  --                   .668             12.58
1996                                            .643                  --                   .643             12.49
Class B
1/12/95* to 12/31/95                            .573                  --                   .573             12.58
1996                                            .547                  --                   .547             12.48




Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------
                                                     R A T I O S / S U P P L E M E N T A L   D A T A
----------------------------------------------------------------------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                                                                                             Net
                                               Total          Net Assets                              Investment
                                            Return**       End of Period               Expenses           Income
                                                 (%)      (in thousands)                    (%)              (%)
----------------------------------------------------------------------------------------------------------------
ARIZONA FUND
Class A
11/1/90* to 12/31/90                           (2.68)+            $  602                     --              .59+
1991                                            9.49               2,380                    .05             5.75
1992                                           10.98               4,818                    .20             5.84
1993                                           14.87               8,247                    .20             5.40
1994                                           (5.63)              8,803                    .30             5.52
1995                                           18.41               8,834                    .50             5.27
1996                                            3.69               8,383                    .53             5.17
Class B
1/12/95* to 12/31/95                           16.20                 173                   1.30+            4.62+
1996                                            2.89                 289                   1.33             4.37
CALIFORNIA FUND
Class A
2/23/87* to 12/31/87                            7.64+             $2,033                    .03+            5.02+
1988                                           12.94               2,707                    .05             7.42
1989                                           10.21               6,311                    .09             7.02
1990                                            6.81               7,873                    .08             7.11
1991                                           11.26              12,761                    .30             6.49
1992                                            9.84              15,195                    .72             5.83
1993                                           13.21              17,625                    .89             5.33
1994                                           (6.10)             15,335                    .97             5.27
1995                                           18.16              16,547                    .90             5.02
1996                                            3.91              15,558                    .84             4.93
Class B
1/12/95* to 12/31/95                           15.91                  59                   1.74+            4.31+
1996                                            3.16                 114                   1.63             4.14
COLORADO FUND
Class A
5/4/92* to 12/31/92                            10.10+             $1,122                     --             4.95+
1993                                           14.14               2,887                    .12             5.13
1994                                           (5.77)              3,110                    .20             5.41
1995                                           18.25               3,525                    .20             5.54
1996                                            4.57               3,466                    .38             5.20
Class B
1/12/95* to 12/31/95                           16.18                 131                   1.00+            4.90+
1996                                            3.68                 241                   1.19             4.39




Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------
                                                     R A T I O S / S U P P L E M E N T A L   D A T A
----------------------------------------------------------------------------------------------------------------
                                                             Ratio to Average Net Assets Before
                                                                     Expenses Waived or Assumed
                                                             ----------------------------------
                                                                                            Net        Portfolio
                                                                                     Investment         Turnover
                                                                Expenses                 Income             Rate
                                                                     (%)                    (%)              (%)
----------------------------------------------------------------------------------------------------------------
ARIZONA FUND
Class A
11/1/90* to 12/31/90                                                1.47+                  (.88)+              0
1991                                                                1.51                   4.29               45
1992                                                                1.32                   4.72               58
1993                                                                1.20                   4.41               45
1994                                                                1.24                   4.59               63
1995                                                                1.15                   4.62               36
1996                                                                1.23                   4.47               27
Class B
1/12/95* to 12/31/95                                                1.95+                  3.95+              36
1996                                                                2.03                   3.67               27
CALIFORNIA FUND
Class A
2/23/87* to 12/31/87                                                 .76+                  4.30+              32
1988                                                                1.19                   6.29                9
1989                                                                1.19                   5.91               16
1990                                                                1.05                   6.14               27
1991                                                                1.02                   5.77               34
1992                                                                1.25                   5.30               52
1993                                                                1.14                   5.08               66
1994                                                                1.22                   5.02               83
1995                                                                1.15                   4.77               53
1996                                                                1.19                   4.58               30
Class B
1/12/95* to 12/31/95                                                2.00+                  4.04+              53
1996                                                                1.98                   3.79               30
COLORADO FUND
Class A
5/4/92* to 12/31/92                                                 1.90+                  3.06+              46
1993                                                                1.42                   3.83               27
1994                                                                1.43                   4.18              108
1995                                                                1.32                   4.42               45
1996                                                                1.40                   4.17               20
Class B
1/12/95* to 12/31/95                                                2.12+                  3.75+              45
1996                                                                2.21                   3.36               20

*Commencement of operations of Class A shares or date Class B shares were first offered
**Calculated without sales charges
+Annualized
++Net of expenses waived or assumed by the investment adviser and/or the transfer agent from the commencement of operations through December 31, 1996 (Note 5).




Financial Highlights (continued)
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------------------------------------------------
                                                                P E R   S H A R E   D A T A
----------------------------------------------------------------------------------------------------------------
                                                                       Income from Investment Operations
                                                              --------------------------------------------------
                                           Net Asset                                        Net
                                               Value                               Realized and
                                           ---------                 Net             Unrealized       Total from
                                           Beginning          Investment         Gain (Loss) on       Investment
                                           of Period              Income            Investments       Operations
----------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
Class A
1987                                          $11.13               $.566                $(1.106)          $(.540)
1988                                           10.05                .773                   .557            1.330
1989                                           10.59                .724                   .406            1.130
1990                                           10.99                .743                  (.023)            .720
1991                                           10.98                .729                   .476            1.205
1992                                           11.43                .681                   .494            1.175
1993                                           11.93                .641                  1.053            1.694
1994                                           12.89                .612                 (1.423)           (.811)
1995                                           11.47                .634                  1.331            1.965
1996                                           12.80                .627                  (.215)            .412
Class B
1/12/95* to 12/31/95                           11.57                .528                  1.241            1.769
1996                                           12.80                .534                  (.229)            .305
MINNESOTA FUND
Class A
1987                                          $11.13               $.557                $(1.127)          $(.570)
1988                                           10.01                .748                   .332            1.080
1989                                           10.35                .719                   .271             .990
1990                                           10.61                .722                  (.037)            .685
1991                                           10.57                .728                   .399            1.127
1992                                           10.97                .676                   .313             .989
1993                                           11.30                .625                   .622            1.247
1994                                           11.77                .592                 (1.282)           (.690)
1995                                           10.48                .589                  1.022            1.611
1996                                           11.50                .592                  (.210)            .382
Class B
1/12/95* to 12/31/95                           10.55                .515                   .950            1.465
1996                                           11.50                .493                  (.205)            .288




Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------
                                                                P E R   S H A R E   D A T A
----------------------------------------------------------------------------------------------------------------
                                              Less Distributions from
                                          ------------------------------
                                                                                                       Net Asset
                                                                                                           Value
                                                 Net                 Net                               ---------
                                          Investment            Realized                  Total           End of
                                              Income               Gains          Distributions           Period
----------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
Class A
1987                                           $.540               $  --                  $.540           $10.05
1988                                            .790                  --                   .790            10.59
1989                                            .730                  --                   .730            10.99
1990                                            .730                  --                   .730            10.98
1991                                            .735                .020                   .755            11.43
1992                                            .675                  --                   .675            11.93
1993                                            .655                .079                   .734            12.89
1994                                            .609                  --                   .609            11.47
1995                                            .635                  --                   .635            12.80
1996                                            .631                .011                   .642            12.57
Class B
1/12/95* to 12/31/95                            .539                  --                   .539            12.80
1996                                            .534                .011                   .545            12.56
MINNESOTA FUND
Class A
1987                                           $.550               $  --                  $.550           $10.01
1988                                            .740                  --                   .740            10.35
1989                                            .730                  --                   .730            10.61
1990                                            .725                  --                   .725            10.57
1991                                            .720                .007                   .727            10.97
1992                                            .659                  --                   .659            11.30
1993                                            .640                .137                   .777            11.77
1994                                            .600                  --                   .600            10.48
1995                                            .591                  --                   .591            11.50
1996                                            .592                  --                   .592            11.29
Class B
1/12/95* to 12/31/95                            .515                  --                   .515            11.50
1996                                            .498                  --                   .498            11.29




Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------
                                                     R A T I O S / S U P P L E M E N T A L   D A T A
----------------------------------------------------------------------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                              --------------------------------------------------
                                                                                                             Net
                                               Total          Net Assets                              Investment
                                            Return**       End of Period               Expenses           Income
                                                 (%)      (in thousands)                    (%)              (%)
----------------------------------------------------------------------------------------------------------------

MICHIGAN FUND
Class A
1987                                            6.03              $1,077                    .07            6.52
1988                                           13.65               1,845                    .12            7.52
1989                                           10.98               6,225                    .13            6.76
1990                                            6.83              10,542                    .10            6.90
1991                                           11.14              13,630                    .31            6.56
1992                                           10.59              20,971                    .73            5.86
1993                                           14.49              30,281                    .89            5.11
1994                                           (6.36)             30,362                    .93            5.11
1995                                           17.47              36,837                    .89            5.14
1996                                            3.37              36,928                    .88            5.03
Class B
1/12/95* to 12/31/95                           15.55                 388                   1.76+           4.41+
1996                                            2.49                 724                   1.69            4.22
MINNESOTA FUND
Class A
1987                                            5.04              $  585                    .15            6.06
1988                                           11.14                 789                    .15            7.38
1989                                            9.85               1,992                    .16            6.94
1990                                            6.71               3,365                    .15            6.92
1991                                           11.00               4,430                    .17            6.83
1992                                          . 9.29               5,983                    .51            6.10
1993                                           11.30               8,118                    .65            5.40
1994                                           (5.93)              7,375                    .65            5.40
1995                                           15.68               8,162                    .65            5.29
1996                                            3.47               8,304                    .56            5.27
Class B
1/12/95* to 12/31/95                           14.13                  .1                   1.45+           4.64+
1996                                            2.61                  41                   1.40            4.44




Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------
                                                     R A T I O S / S U P P L E M E N T A L   D A T A
----------------------------------------------------------------------------------------------------------------
                                                             Ratio to Average Net Assets Before
                                                                     Expenses Waived or Assumed
                                                             ----------------------------------
                                                                                            Net        Portfolio
                                                                                     Investment         Turnover
                                                                Expenses                 Income             Rate
                                                                     (%)                    (%)              (%)
----------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
Class A
1987                                                                1.18                   5.41                7
1988                                                                1.41                   6.23               31
1989                                                                1.14                   5.75                1
1990                                                                1.06                   5.94               11
1991                                                                1.05                   5.82               22
1992                                                                1.22                   5.37               26
1993                                                                1.14                   4.86               25
1994                                                                1.18                   4.86               60
1995                                                                1.14                   4.89               45
1996                                                                1.13                   4.78               43
Class B
1/12/95* to 12/31/95                                                2.02+                  4.15+              45
1996                                                                1.94                   3.97               43
MINNESOTA FUND
Class A
1987                                                                1.49                   4.72               15
1988                                                                1.86                   5.67               10
1989                                                                1.42                   5.68               16
1990                                                                1.54                   5.53               22
1991                                                                1.21                   5.80               17
1992                                                                1.38                   5.23               33
1993                                                                1.24                   4.80               41
1994                                                                1.29                   4.76               34
1995                                                                1.31                   4.63               53
1996                                                                1.31                   4.52               49
Class B
1/12/95* to 12/31/95                                                2.11+                  3.96+              53
1996                                                                2.14                   3.69               49

*Date Class B shares were first offered
**Calculated without sales charges
+Annualized
++Net of expenses waived or assumed by the investment adviser and/or the transfer agent from the commencement of operations through December 31, 1996 (Note 5).




Financial Highlights (continued)
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------------------------------------------------
                                                                P E R   S H A R E   D A T A
----------------------------------------------------------------------------------------------------------------
                                                                       Income from Investment Operations
                                                              --------------------------------------------------
                                           Net Asset                                        Net
                                               Value                               Realized and
                                           ---------                 Net             Unrealized       Total from
                                           Beginning          Investment         Gain (Loss) on       Investment
                                           of Period              Income            Investments       Operations
----------------------------------------------------------------------------------------------------------------
MISSOURI FUND
Class A
5/4/92* to 12/31/92                           $11.17               $.272                $  .363           $ .635
1993                                           11.55                .620                   .988            1.608
1994                                           12.50                .617                 (1.384)           (.767)
1995                                           11.12                .662                  1.356            2.018
1996                                           12.47                .637                  (.180)            .457
Class B
1/12/95* to 12/31/95                           11.22                .548                  1.260            1.808
1996                                           12.48                .538                  (.189)            .349
OHIO FUND
Class A
1987                                          $11.13               $.576                $(1.166)          $(.590)
1988                                            9.99                .792                   .578            1.370
1989                                           10.56                .732                   .408            1.140
1990                                           10.95                .752                  (.012)            .740
1991                                           10.93                .725                   .493            1.218
1992                                           11.43                .676                   .432            1.108
1993                                           11.87                .632                   .894            1.526
1994                                           12.66                .613                 (1.353)           (.740)
1995                                           11.30                .615                  1.306            1.921
1996                                           12.51                .605                  (.097)            .508
Class B
1/12/95* to 12/31/95                           11.40                .503                  1.212            1.715
1996                                           12.51                .507                  (.095)            .412
OREGON FUND
Class A
5/4/92* to 12/31/92                           $11.17               $.260                $  .230           $ .490
1993                                           11.42                .661                   .807            1.468
1994                                           12.29                .529                 (1.339)           (.810)
1995                                           10.87                .626                  1.289            1.915
1996                                           12.16                .589                  (.161)            .428
Class B
1/12/95* to 12/31/95                           10.97                .541                  1.182            1.723
1996                                           12.15                .495                  (.161)            .334




Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------
                                                                P E R   S H A R E   D A T A
----------------------------------------------------------------------------------------------------------------
                                              Less Distributions from
                                          ------------------------------
                                                                                                       Net Asset
                                                                                                           Value
                                                 Net                 Net                               ---------
                                          Investment            Realized                  Total           End of
                                              Income               Gains          Distributions           Period
----------------------------------------------------------------------------------------------------------------

MISSOURI FUND
Class A
5/4/92* to 12/31/92                            $.255                $ --                  $.255           $11.55
1993                                            .635                .023                   .658            12.50
1994                                            .613                  --                   .613            11.12
1995                                            .668                  --                   .668            12.47
1996                                            .637                  --                   .637            12.29
Class B
1/12/95* to 12/31/95                            .548                  --                   .548            12.48
1996                                            .539                  --                   .539            12.29
OHIO FUND
Class A
1987                                           $.550                $ --                  $.550           $ 9.99
1988                                            .800                  --                   .800            10.56
1989                                            .750                  --                   .750            10.95
1990                                            .760                  --                   .760            10.93
1991                                            .718                  --                   .718            11.43
1992                                            .668                  --                   .668            11.87
1993                                            .632                .104                   .736            12.66
1994                                            .620                  --                   .620            11.30
1995                                            .619                .092                   .711            12.51
1996                                            .609                .059                   .668            12.35
Class B
1/12/95* to 12/31/95                            .513                .092                   .605            12.51
1996                                            .513                .059                   .572            12.35
OREGON FUND
Class A
5/4/92* to 12/31/92                            $.240                $ --                  $.240           $11.42
1993                                            .598                  --                   .598            12.29
1994                                            .610                  --                   .610            10.87
1995                                            .625                  --                   .625            12.16
1996                                            .588                  --                   .588            12.00
Class B
1/12/95* to 12/31/95                            .543                  --                   .543            12.15
1996                                            .494                  --                   .494            11.99




Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------
                                                     R A T I O S / S U P P L E M E N T A L   D A T A
----------------------------------------------------------------------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                              --------------------------------------------------
                                                                                                             Net
                                               Total          Net Assets                              Investment
                                            Return**       End of Period               Expenses           Income
                                                 (%)      (in thousands)                    (%)              (%)
----------------------------------------------------------------------------------------------------------------
MISSOURI FUND
Class A
5/4/92* to 12/31/92                             8.58+             $  475                     --             4.36+
1993                                           14.21               1,540                    .13             4.44
1994                                           (6.20)              1,611                    .20             5.45
1995                                      .    18.55               1,890                    .20             5.58
1996                                            3.84               1,925                    .38             5.24
Class B
1/12/95* to 12/31/95                         . 16.41                  .1                   1.00+            4.94+
1996                                            2.93                  36                   1.24             4.38
OHIO FUND
Class A
1987                                            5.15              $  965                    .07             6.71
1988                                          .14.15               1,485                    .06             7.76
1989                                           11.09               4,058                    .07             6.94
1990                                            7.05               6,627                    .07             6.99
1991                                           11.51               9,324                    .29             6.50
1992                                            9.99              13,869                    .62             5.83
1993                                           13.12              20,366                    .80             5.09
1994                                           (5.91)             18,169                    .85             5.18
1995                                           17.34              19,398                    .87             5.07
1996                                            4.23              20,123                    .86             4.95
Class B
1/12/95* to 12/31/95                           15.30                 282                   1.76+            4.33+
1996                                            3.43                 279                   1.66             4.15
OREGON FUND
Class A
5/4/92* to 12/31/92                             6.62+             $  931                     --             4.30+
1993                                           13.13               3,747                     --             4.94
1994                                           (6.65)              4,696                    .20             5.36
1995                                           17.99               6,840                    .20             5.36
1996                                            3.68               9,917                    .46             4.97
Class B
1/12/95* to 12/31/95                           16.00                 342                   1.00+            4.72+
1996                                            2.87                 568                   1.26             4.17




Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------
                                                     R A T I O S / S U P P L E M E N T A L   D A T A
----------------------------------------------------------------------------------------------------------------
                                                             Ratio to Average Net Assets Before
                                                                     Expenses Waived or Assumed
                                                             ----------------------------------
                                                                                            Net        Portfolio
                                                                                     Investment         Turnover
                                                                Expenses                 Income             Rate
                                                                     (%)                    (%)              (%)
----------------------------------------------------------------------------------------------------------------
MISSOURI FUND
Class A
5/4/92* to 12/31/92                                                 4.60+                  (.24)+             28
1993                                                                1.76                   2.81                8
1994                                                                1.57                   4.07               98
1995                                                                1.42                   4.36               50
1996                                                                 .69                   3.93               15
Class B
1/12/95* to 12/31/95                                                2.22+                  3.68+              50
1996                                                                2.55                   3.07               15
OHIO FUND
Class A
1987                                                                1.20                   5.59               23
1988                                                                1.50                   6.33               23
1989                                                                1.17                   5.84                5
1990                                                                1.11                   5.95               31
1991                                                                1.05                   5.73               34
1992                                                                1.21                   5.23               29
1993                                                                1.15                   4.74               30
1994                                                                1.20                   4.83               57
1995                                                                1.22                   4.72               70
1996                                                                1.19                   4.62               33
Class B
1/12/95* to 12/31/95                                                2.13+                  3.95+              70
1996                                                                1.99                   3.82               33
OREGON FUND
Class A
5/4/92* to 12/31/92                                                 2.48+                  1.82+              12
1993                                                                1.28                   3.66               77
1994                                                                1.39                   4.17              135
1995                                                                1.23                   4.33               36
1996                                                                1.26                   4.16               21
Class B
1/12/95* to 12/31/95                                                2.03+                  3.65+              36
1996                                                                2.07                   3.36               21

*Commencement of operations of Class A shares or date Class B shares were first offered
**Calculated without sales charges
+Annualized
++Net of expenses waived or assumed by the investment adviser and/or the transfer agent from the commencement of operations through December 31, 1996 (Note 5).

See notes to financial statements



Independent Auditor's Report

To the Shareholders and Trustees of
First Investors Multi-State Insured Tax Free Fund
Arizona, California, Colorado, Michigan, Minnesota,
Missouri, Ohio and Oregon Funds

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the eight Funds of First Investors Multi-State Insured Tax Free Fund listed above as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the eight Funds of First Investors Multi-State Insured Tax Free Fund listed above as of December 31, 1996, and the results of their operations, changes in their net assets and financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

                                               Tait, Weller & Baker
Philadelphia, Pennsylvania
January 31, 1997


First Investors Multi-State Insured Tax Free Fund

Trustees
-------------------------------------
James J. Coy

Roger L. Grayson

Glenn O. Head

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
-------------------------------------
Glenn O. Head
President

Clark D. Wagner
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer

Shareholder Information
-------------------------------------
Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Ave., N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Two Penn Center Plaza
Philadelphia, PA 19102

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.